                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                  811-10263
                                   ---------------------------------------------
                                 AB Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Rodney R. Miller, Esq.
                Annuity Board of the Southern Baptist Convention
                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 214-720-1171
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -------------------

                  Date of reporting period: September 30, 2004
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                    SHARES             VALUE
------------------                                                                  ----------        ------------
AFFILIATED MUTUAL FUNDS - 99.1%

      AB Funds Trust - Equity Index Fund (Retirement Class)(infinity)                  224,395        $  3,437,735
      AB Funds Trust - Growth Equity Fund (Retirement Class)(infinity)               1,492,782          22,063,315
      AB Funds Trust - International Equity Fund (Retirement Class)(infinity)        1,325,087          17,915,181
      AB Funds Trust - Low-Duration Bond Fund (Retirement Class)(infinity)          15,996,391         208,113,053
      AB Funds Trust - Money Market Fund (Retirement Class)(infinity)                1,744,789           1,744,789
      AB Funds Trust - Small Cap Equity Fund (Retirement Class)(infinity)              251,753           3,836,723
      AB Funds Trust - Value Equity Fund (Retirement Class)(infinity)                1,404,597          22,838,744
                                                                                                      ------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $233,542,628)                                                                                 279,949,540
                                                                                                      ------------

                                                                                      PAR
                                                                                  ------------
U.S. TREASURY OBLIGATIONS - 0.9%

      U.S. Treasury Bill
         1.57%, 12/23/04++++                                                      $     90,000              89,658
      U.S. Treasury Note
         2.50%, 05/31/06                                                             2,465,000           2,466,832
                                                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $2,550,450)                                                                                     2,556,490
                                                                                                      ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $236,093,078)                                                                                 282,506,030
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                               (2,282)
                                                                                                      ------------
NET ASSETS -- 100.0%                                                                                  $282,503,748
                                                                                                      ============

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                    SHARES               VALUE
------------------                                                                  ----------        --------------
AFFILIATED MUTUAL FUNDS - 99.1%

      AB Funds Trust - Equity Index Fund (Retirement Class)(infinity)                1,849,277        $   28,330,927
      AB Funds Trust - Extended-Duration Bond Fund (Retirement Class)(infinity)      8,267,904           125,010,715
      AB Funds Trust - Growth Equity Fund (Retirement Class)(infinity)              12,490,393           184,608,006
      AB Funds Trust - International Equity Fund (Retirement Class)(infinity)       11,986,217           162,053,660
      AB Funds Trust - Low-Duration Bond Fund (Retirement Class)(infinity)          13,342,685           173,588,327
      AB Funds Trust - Medium-Duration Bond Fund (Retirement Class)(infinity)       20,203,890           280,227,953
      AB Funds Trust - Money Market Fund (Retirement Class)(infinity)               16,034,119            16,034,119
      AB Funds Trust - Small Cap Equity Fund (Retirement Class)(infinity)            2,247,182            34,247,060
      AB Funds Trust - Value Equity Fund (Retirement Class)(infinity)               11,841,709           192,546,180
                                                                                                      --------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $1,012,220,421)                                                                               1,196,646,947
                                                                                                      --------------

                                                                                       PAR
                                                                                    ----------
U.S. TREASURY OBLIGATIONS - 0.9%

      U.S. Treasury Bill
         1.57%, 12/23/04++++                                                        $  760,000              757,114
      U.S. Treasury Bond
         6.50%, 02/15/10                                                             9,055,000           10,392,741
                                                                                                     --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $11,008,719)                                                                                    11,149,855
                                                                                                     --------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $1,023,229,140)                                                                              1,207,796,802
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                               (46,560)
                                                                                                     --------------
NET ASSETS -- 100.0%                                                                                 $1,207,750,242
                                                                                                     ==============

CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                    SHARES             VALUE
------------------                                                                  ----------        ------------
AFFILIATED MUTUAL FUNDS - 99.5%

      AB Funds Trust - Equity Index Fund (Retirement Class)(infinity)                2,277,047        $ 34,884,364
      AB Funds Trust - Extended-Duration Bond Fund (Retirement Class)(infinity)      3,311,728          50,073,331
      AB Funds Trust - Growth Equity Fund (Retirement Class)(infinity)              14,969,067         221,242,808
      AB Funds Trust - International Equity Fund (Retirement Class)(infinity)       13,562,511         183,365,154
      AB Funds Trust - Low-Duration Bond Fund (Retirement Class)(infinity)           5,302,803          68,989,466
      AB Funds Trust - Medium-Duration Bond Fund (Retirement Class)(infinity)        7,747,485         107,457,616
      AB Funds Trust - Money Market Fund (Retirement Class)(infinity)               16,871,964          16,871,964
      AB Funds Trust - Small Cap Equity Fund (Retirement Class)(infinity)            2,676,317          40,787,078
      AB Funds Trust - Value Equity Fund (Retirement Class)(infinity)               14,248,905         231,687,198
                                                                                                      ------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $822,057,595)                                                                                 955,358,979
                                                                                                      ------------

                                                                                       PAR
                                                                                    ----------
U.S. TREASURY OBLIGATIONS - 0.5%

      U.S. Treasury Bill
         1.57%, 12/23/04++++                                                        $  855,000             851,754
      U.S. Treasury Bond
         6.50%, 02/15/10                                                             3,650,000           4,189,232
                                                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $4,983,116)                                                                                     5,040,986
                                                                                                      ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $827,040,711)                                                                                 960,399,965
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                              (61,706)
                                                                                                      ------------
NET ASSETS -- 100.0%                                                                                  $960,338,259
                                                                                                      ============

GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                    SHARES             VALUE
------------------                                                                  ----------        ------------
AFFILIATED MUTUAL FUNDS - 99.8%

      AB Funds Trust - Equity Index Fund (Retirement Class)(infinity)                2,643,421        $ 40,497,216
      AB Funds Trust - Growth Equity Fund (Retirement Class)(infinity)              17,938,758         265,134,836
      AB Funds Trust - International Equity Fund (Retirement Class)(infinity)       16,004,847         216,385,529
      AB Funds Trust - Money Market Fund (Retirement Class)(infinity)               14,438,686          14,438,686
      AB Funds Trust - Small Cap Equity Fund (Retirement Class)(infinity)            3,226,984          49,179,233
      AB Funds Trust - Value Equity Fund (Retirement Class)(infinity)               16,617,783         270,205,151
                                                                                                      ------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $735,045,787)                                                                                 855,840,651
                                                                                                      ------------

                                                                                       PAR
                                                                                    ----------
U.S. TREASURY OBLIGATIONS - 0.2%

      U.S. Treasury Bill
        1.57%, 12/23/04++++
   (Cost $1,290,312)                                                                $1,295,000           1,290,083
                                                                                                      ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $736,336,099)                                                                                 857,130,734
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                              (80,109)
                                                                                                      ------------
NET ASSETS -- 100.0%                                                                                  $857,050,625
                                                                                                      ============

FLEXIBLE INCOME FUND I
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                    SHARES              VALUE
------------------                                                                  ----------        ------------
AFFILIATED MUTUAL FUNDS - 99.4%

      AB Funds Trust - Equity Index Fund (Institutional Class)(infinity)                40,017        $    367,357
      AB Funds Trust - Growth Equity Fund (Institutional Class)(infinity)              253,271           2,357,952
      AB Funds Trust - International Equity Fund
      (Institutional Class)(infinity)                                                  161,301           1,863,027
      AB Funds Trust - Low-Duration Bond Fund
      (Institutional Class)(infinity)                                                2,348,125          22,236,743
      AB Funds Trust - Money Market Fund (Institutional Class)(infinity)               319,778             319,778
      AB Funds Trust - Small Cap Equity Fund (Institutional Class)(infinity)            34,958             409,710
      AB Funds Trust - Value Equity Fund (Institutional Class)(infinity)               226,496           2,389,529
                                                                                                      ------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $29,496,031)                                                                                   29,944,096
                                                                                                      ------------

                                                                                       PAR
                                                                                    ----------
U.S. TREASURY OBLIGATIONS - 0.6%

      U.S. Treasury Bill
         1.57%, 12/23/04++++                                                        $   20,000              19,924
      U.S. Treasury Note
         2.50%, 05/31/06                                                               175,000             175,130
                                                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $195,347)                                                                                         195,054
                                                                                                      ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $29,691,378)                                                                                   30,139,150
OTHER ASSETS LESS LIABILITIES -- 0.0%                                                                        2,180
                                                                                                      ------------
NET ASSETS -- 100.0%                                                                                  $ 30,141,330
                                                                                                      ============

GROWTH & INCOME FUND I
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                    SHARES              VALUE
------------------                                                                  ----------        ------------
AFFILIATED MUTUAL FUNDS - 99.0%

      AB Funds Trust - Equity Index Fund (Institutional Class)(infinity)               288,680        $  2,650,085
      AB Funds Trust - Extended-Duration Bond Fund
      (Institutional Class)(infinity)                                                1,269,933          11,734,184
      AB Funds Trust - Growth Equity Fund (Institutional Class)(infinity)            1,855,329          17,273,109
      AB Funds Trust - International Equity Fund
      (Institutional Class)(infinity)                                                1,312,263          15,156,641
      AB Funds Trust - Low-Duration Bond Fund
      (Institutional Class)(infinity)                                                1,714,885          16,239,958
      AB Funds Trust - Medium-Duration Bond Fund
      (Institutional Class)(infinity)                                                2,802,069          26,255,383
      AB Funds Trust - Money Market Fund (Institutional Class)(infinity)             1,472,904           1,472,904
      AB Funds Trust - Small Cap Equity Fund (Institutional Class)(infinity)           273,426           3,204,554
      AB Funds Trust - Value Equity Fund (Institutional Class)(infinity)             1,707,288          18,011,886
                                                                                                      ------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $107,394,137)                                                                                 111,998,704
                                                                                                      ------------

                                                                                       PAR
                                                                                    ----------
U.S. TREASURY OBLIGATIONS - 1.0%

      U.S. Treasury Bills
         1.00%, 12/23/04++++                                                        $   25,000              24,905
         1.57%, 12/23/04++++                                                            80,000              79,696
                                                                                                      ------------
                                                                                                           104,601
                                                                                                      ------------
      U.S. Treasury Bond
         6.50%, 02/15/10                                                               845,000             969,836
                                                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $1,078,594)                                                                                     1,074,437
                                                                                                      ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $108,472,731)                                                                                 113,073,141
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                               (6,084)
                                                                                                      ------------
NET ASSETS -- 100.0%                                                                                  $113,067,057
                                                                                                      ============

CAPITAL OPPORTUNITIES FUND I
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                    SHARES             VALUE
------------------                                                                  ----------        ------------
AFFILIATED MUTUAL FUNDS - 99.5%

      AB Funds Trust - Equity Index Fund (Institutional Class)(infinity)               250,851        $  2,302,814
      AB Funds Trust - Extended-Duration Bond Fund
      (Institutional Class)(infinity)                                                  357,413           3,302,500
      AB Funds Trust - Growth Equity Fund (Institutional Class)(infinity)            1,568,600          14,603,662
      AB Funds Trust - International Equity Fund
      (Institutional Class)(infinity)                                                1,047,352          12,096,911
      AB Funds Trust - Low-Duration Bond Fund
      (Institutional Class)(infinity)                                                  480,784           4,553,024
      AB Funds Trust - Medium-Duration Bond Fund
      (Institutional Class)(infinity)                                                  757,325           7,096,134
      AB Funds Trust - Money Market Fund (Institutional Class)(infinity)               972,598             972,598
      AB Funds Trust - Small Cap Equity Fund (Institutional Class)(infinity)           229,636           2,691,329
      AB Funds Trust - Value Equity Fund (Institutional Class)(infinity)             1,448,477          15,281,429
                                                                                                      ------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $56,228,863)                                                                                   62,900,401
                                                                                                      ------------

                                                                                       PAR
                                                                                    ----------
U.S. TREASURY OBLIGATIONS - 0.5%

      U.S. Treasury Bill
         1.57%, 12/23/04++++                                                        $   80,000              79,696
      U.S. Treasury Bond
         6.50%, 02/15/10                                                               210,000             241,025
                                                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $320,287)                                                                                         320,721
                                                                                                      ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $56,549,150)                                                                                   63,221,122
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                               (2,709)
                                                                                                      ------------
NET ASSETS -- 100.0%                                                                                  $ 63,218,413
                                                                                                      ============

GLOBAL EQUITY FUND I
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                    SHARES             VALUE
------------------                                                                    ------          ------------
AFFILIATED MUTUAL FUNDS - 99.7%

      AB Funds Trust - Equity Index Fund (Institutional Class)(infinity)              151,348         $  1,389,379
      AB Funds Trust - Growth Equity Fund (Institutional Class)(infinity)             977,282            9,098,491
      AB Funds Trust - International Equity Fund
      (Institutional Class)(infinity)                                                 642,555            7,421,514
      AB Funds Trust - Money Market Fund (Institutional Class)(infinity)              475,324              475,324
      AB Funds Trust - Small Cap Equity Fund (Institutional Class)(infinity)          143,898            1,686,489
      AB Funds Trust - Value Equity Fund (Institutional Class)(infinity)              878,289            9,265,949
                                                                                                      ------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $25,198,292)                                                                                   29,337,146
                                                                                                      ------------

                                                                                       PAR
                                                                                    ----------
U.S. TREASURY OBLIGATIONS - 0.3%

      U.S. Treasury Bill
        1.57%, 12/23/04++++
   (Cost $74,729)                                                                   $   75,000              74,715
                                                                                                      ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $25,273,021)                                                                                   29,411,861
OTHER ASSETS LESS LIABILITIES -- 0.0%                                                                          753
                                                                                                      ------------
NET ASSETS -- 100.0%                                                                                  $ 29,412,614
                                                                                                      ============

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                      PAR               VALUE
------------------                                                                  -----------       -------------
AGENCY OBLIGATIONS - 10.8%

      Federal Home Loan Bank
         1.38%, 03/28/05                                                            $10,000,000       $  10,000,000
         1.43%, 04/04/05                                                              8,000,000           8,000,000
      Federal Home Loan Mortgage Corporation
         1.29%, 03/23/05                                                              9,000,000           9,000,000
      Federal National Mortgage Association
         1.59%, 11/10/04                                                             60,000,000          59,894,000
         1.55%, 12/08/04                                                              9,000,000           9,000,000
                                                                                                      -------------
TOTAL AGENCY OBLIGATIONS
   (Cost $95,894,000)                                                                                    95,894,000
                                                                                                      -------------
CERTIFICATES OF DEPOSIT - 16.1%

      Bank of New York
         1.74%, 10/20/04+                                                             1,065,000           1,064,932
      Citibank NA
         1.52%, 10/06/04                                                             10,500,000          10,500,000
      M & I Marshall & Ilsley Bank
         1.85%, 12/20/04                                                             40,000,000          40,000,000
      Societe Generale NY
         1.44%, 05/09/05                                                             10,000,000           9,999,098
      Swedbank Securities, Inc.
         1.44%, 03/01/05                                                             17,000,000          16,998,948
      Washington Mutual Bank FA
         1.64%, 11/03/04                                                             45,000,000          45,000,000
      Westdeutsche Landesbank NY
         1.58%, 10/19/04                                                             20,000,000          20,000,000
                                                                                                      -------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $143,562,978)                                                                                  143,562,978
                                                                                                      -------------
COMMERCIAL PAPER - 49.7%

      Amstel Funding Corporation
         1.84%, 12/15/04                                                              4,900,000           4,881,217
      Amsterdam Funding Corporation
         1.79%, 10/19/04                                                             30,000,000          29,973,150
      Banco Santander Puerto Rico
         1.78%, 10/15/04                                                             12,110,000          12,101,617
      Concord Minutemen Capital Co. LLC
         1.52%, 10/06/04                                                             46,745,000          46,735,132
      DEPFA Bank PLC
         1.51%, 10/05/04                                                             17,480,000          17,477,077
         1.50%, 10/07/04                                                             27,950,000          27,943,013
      General Electric Capital Corporation
         1.56%, 10/21/04                                                             11,000,000          10,990,467
      Grampian Funding LLC
         1.84%, 12/20/04                                                             43,000,000          42,824,178
      HBOS Treasury Services PLC
         1.64%, 11/05/04                                                             41,000,000          40,934,627
      K2 (USA) LLC
         1.50%, 10/01/04                                                             30,500,000          30,500,000
      Lockhart Funding LLC

         1.64%, 11/01/04                                                              8,810,000           8,797,558
         1.63%, 11/08/04                                                             12,000,000          11,979,353
      Morgan Stanley
         1.78%, 10/27/04                                                              5,000,000           4,993,572
      National Rural Utilities Cooperative Finance
      Corporation
         1.78%, 10/22/04                                                             30,000,000          29,968,850
      Nationwide Building Society
         1.52%, 10/04/04                                                             45,000,000          44,994,300
      Nordea North America, Inc.
         1.61%, 11/12/04                                                             35,210,000          35,143,864
      Rio Tinto America, Inc.
         1.87%, 10/01/04                                                                511,000             511,000
      Silver Tower US Funding LLC
         1.57%, 10/15/04                                                              6,250,000           6,246,184
      Thames Asset Global Securitization No. 1 PLC
         1.78%, 10/18/04                                                             25,000,000          24,978,986
      Victory Receivables Corporation
         1.80%, 10/21/04                                                             10,000,000           9,990,000
                                                                                                      -------------
TOTAL COMMERCIAL PAPER
   (Cost $441,964,145)                                                                                  441,964,145
                                                                                                      -------------
MASTER NOTES - 5.8%
      Merrill Lynch Mortgage Capital, Inc.
         1.92%, 10/04/04++                                                           14,870,000          14,870,000
      Morgan Stanley Mortgage Capital
         2.05%, 10/01/04++                                                           37,000,000          37,000,000
                                                                                                      -------------
TOTAL MASTER NOTES
   (Cost $51,870,000)                                                                                    51,870,000
                                                                                                      -------------
VARIABLE RATE OBLIGATIONS - 18.8%
      American Express Centurion Bank
         1.76%, 10/20/04++                                                           25,000,000          25,000,000
      Bank of America NA
         1.80%, 10/01/04++                                                           30,000,000          30,000,000
      Bear Stearns Cos., Inc. (The)
         2.06%, 12/20/04++                                                           18,120,000          18,143,494
         1.85%, 10/28/05++                                                           10,000,000          10,000,000
      General Electric Capital Corporation
         1.82%, 11/03/04++                                                            1,500,000           1,500,688
      John Hancock Global Funding II
         2.12%, 12/30/04 144A++                                                      17,000,000          17,016,884
      Merrill Lynch and Co., Inc.
         1.91%, 10/13/04++delta)                                                      4,000,000           4,004,338
         1.66%, 11/17/04++                                                            2,900,000           2,899,987
      Metlife Global Funding
         1.88%, 10/28/04 144A++                                                      10,000,000          10,000,000
      Metropolitan Life Global Funding I
         1.68%, 10/08/04 144A++                                                      25,000,000          25,020,517
      Racers Trust
         1.83%, 10/22/04 144A++                                                       8,600,000           8,600,000
      Shipley Group LP
         1.83%, 10/01/04++                                                            1,500,000           1,500,000
      Wells Fargo & Co.
         1.62%, 12/27/04++                                                            5,000,000           5,000,000
      Westpac Banking Corporation
         1.85%, 12/13/04++                                                            8,250,000           8,250,000
                                                                                                      -------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $166,935,908)                                                                                  166,935,908
                                                                                                      -------------

                                                                                      SHARES
                                                                                    -----------
SHORT-TERM INVESTMENTS - 0.0%

      Northern Institutional Liquid Assets Portfolio (section)
   (Cost $409,000)                                                                      409,000             409,000
                                                                                                      -------------
TOTAL INVESTMENTS -- 101.2%
   (Cost $900,636,031)                                                                                  900,636,031
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%)                                                         (10,644,259)
                                                                                                      -------------
NET ASSETS -- 100.0%                                                                                  $ 889,991,772
                                                                                                      =============

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                      PAR               VALUE
--------------------------------------------                                        ------------      -------------
AGENCY OBLIGATIONS - 11.6%

      Federal Home Loan Bank
         1.65%, 10/06/04                                                            $  1,900,000      $   1,899,565
         1.65%, 10/07/04                                                              10,500,000         10,497,112
      Federal Home Loan Mortgage Corporation
         1.54%, 10/26/04                                                              30,000,000         29,967,400
         1.58%, 11/02/04                                                               6,400,000          6,390,927
         2.25%, 12/04/06                                                               4,550,000          4,491,037
         3.88%, 11/10/08                                                               5,300,000          5,335,860
         4.75%, 12/08/10(delta)                                                        2,165,000          2,183,305
      Federal National Mortgage Association
         1.53%, 10/20/04                                                              14,400,000         14,388,650
         1.54%, 10/20/04                                                               3,200,000          3,197,478
         1.74%, 11/15/04                                                               2,100,000          2,095,433
         1.62%, 11/17/04                                                               6,400,000          6,386,148
         1.80%, 12/15/04                                                               6,500,000          6,475,690
      Small Business Administration
         6.95%, 11/10/16                                                               2,087,444          2,254,964
                                                                                                      -------------
TOTAL AGENCY OBLIGATIONS
   (Cost $95,211,611)                                                                                    95,563,569
                                                                                                      -------------
ASSET-BACKED SECURITIES - 6.0%

      Aames Mortgage Trust
         2.21%, 10/15/29 STEP                                                             35,817             35,833
      American Express Credit Account Master Trust
         1.90%, 04/15/08++                                                             3,200,000          3,204,204
      Amresco Independence Funding, Inc.
         3.50%, 06/15/26                                                               1,210,320          1,204,674
      Bayview Financial Acquisition Trust
         7.01%, 05/25/29 144A                                                            461,709            467,373
      Bear Stearns Asset-Backed Securities, Inc.
         4.64%, 03/25/44++                                                             2,146,292          2,154,341
      Business Loan Express
         3.25%, 01/01/25 144A++                                                          771,226            757,730
      Capital Auto Receivables Asset Trust
         3.58%, 10/16/06++++                                                           2,400,000          2,422,165
      Chase Funding Mortgage Loan Asset-Backed Certificates
         1.96%, 02/25/21++                                                               208,167            208,190
         5.04%, 12/25/23                                                                 165,977            165,787
      Citibank Credit Card Issuance Trust
         2.55%, 01/20/09                                                               3,025,000          2,992,024
      Citifinancial Mortgage Securities, Inc.
         2.14%, 01/25/33++                                                               319,494            319,726
      Conseco Finance Securitizations Corporation
         2.13%, 12/15/29++                                                               331,926            331,914
      CS First Boston Mortgage Securities Corporation
         2.17%, 05/25/43 STEP 144A@                                                      314,128            314,128
      Daimler Chrysler Auto Trust
         6.16%, 01/08/06                                                                 826,913            827,728
         2.25%, 08/08/07                                                               3,000,000          2,990,538
      Daimler Chrysler Master Owner Trust
         1.82%, 05/15/07++                                                             3,000,000          3,001,031
      Green Tree Financial Corporation
         6.06%, 04/01/18                                                                 154,194            154,400

         6.04%, 11/01/29                                                                  42,675             43,938
      Home Equity Mortgage Trust
         2.24%, 07/25/33++                                                               454,947            454,889
      Honda Auto Receivables Owner Trust
         2.30%, 10/18/07                                                               3,050,000          3,038,470
         3.30%, 06/15/08                                                               2,980,000          3,001,362
      Long Beach Mortgage Loan Trust
         2.16%, 06/25/33++                                                               769,182            769,860
      New Century Home Equity Loan Trust
         2.27%, 11/25/34++                                                             3,000,000          3,000,001
      Nissan Auto Receivables Owner Trust
         4.80%, 02/15/07                                                               2,227,118          2,242,472
      PBG Equipment Trust
         6.27%, 01/20/12 144A                                                            855,158            876,437
      Quest Trust
         2.40%, 06/25/34 144A@++                                                       1,369,850          1,369,849
      Residential Asset Securities Corporation
         2.07%, 09/25/31++                                                               478,334            478,539
      Residential Funding Mortgage Securities II
         1.97%, 07/25/18++                                                               776,917            776,874
      Sears Credit Account Master Trust
         5.25%, 10/16/08                                                                 113,542            113,708
      Sequoia Mortgage Trust
         2.47%, 10/25/24++                                                             1,212,468          1,212,468
      SLM Student Loan Trust
         1.71%, 01/25/11++                                                               495,941            496,098
         1.91%, 12/17/12++                                                             1,986,104          1,986,192
      Structured Asset Investment Loan Trust
         1.97%, 07/25/33++                                                               328,327            328,343
      SVO Timeshare Mortgage Corporation
         5.47%, 10/20/13 144A@                                                         2,669,262          2,731,873
      The Money Store Business Loan Backed Certificates
         2.40%, 04/15/28++                                                               538,943            520,403
      TMS SBA Loan Trust
         2.36%, 04/15/24++                                                               496,815            474,686
         2.25%, 01/15/25++                                                               564,999            542,981
         2.73%, 01/25/25++                                                               339,000            337,572
      USAA Auto Owner Trust
         3.03%, 06/16/08                                                               3,000,000          3,008,161
                                                                                                      -------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $49,341,915)                                                                                    49,356,962
                                                                                                      -------------
CERTIFICATES OF DEPOSIT - 3.1%

      Bank of America NA
         1.64%, 11/10/04                                                               6,400,000          6,399,225
      Citibank NA
         1.56%, 10/22/04                                                               6,300,000          6,299,748
         1.81%, 12/10/04                                                               3,200,000          3,199,646
      Wells Fargo Bank NA
         1.60%, 10/04/04                                                               6,400,000          6,400,001
         1.70%, 10/18/04                                                               3,300,000          3,300,000
                                                                                                      -------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $25,600,000)                                                                                    25,598,620
                                                                                                      -------------
COMMERCIAL PAPER - 8.5%
      ANZ (Delaware), Inc.
         1.57%, 10/26/04                                                                 100,000             99,888
      Barclays U.S. Funding LLC
         1.80%, 12/08/04                                                                 100,000             99,656

      CBA Delaware Finance, Inc.
         1.64%, 11/16/04                                                               1,800,000          1,795,899
      Danske Corporation
         1.48%, 10/06/04                                                               8,800,000          8,798,229
         1.57%, 10/25/04                                                                 600,000            599,261
         1.65%, 11/22/04                                                                 100,000             99,744
      General Electric Capital Corporation
         1.72%, 12/02/04                                                               1,000,000            996,891
         1.80%, 12/15/04                                                               8,700,000          8,666,722
      General Motors Acceptance Corporation
         2.44%, 04/05/05                                                               1,500,000          1,481,710
      HBOS Treasury Services PLC
         1.58%, 11/09/04                                                                 100,000             99,817
         1.78%, 12/07/04                                                                 900,000            896,956
         1.78%, 12/08/04                                                               8,700,000          8,670,108
      ING (US) Funding LLC
         1.57%, 10/22/04                                                               7,900,000          7,892,891
      National Australia Funding Delaware, Inc.
         1.59%, 10/19/04                                                               1,400,000          1,398,887
      Royal Bank of Scotland PLC
         1.57%, 10/12/04                                                               7,500,000          7,496,342
      Spintab AB
         1.62%, 11/01/04                                                               1,400,000          1,397,995
      Svenska Handelsbanken
         1.63%, 11/04/04                                                                 900,000            898,637
         1.80%, 12/15/04                                                                 700,000            697,279
      Swedbank
         1.79%, 12/07/04                                                               1,100,000          1,096,219
         1.78%, 12/10/04                                                                 100,000             99,640
      Toyota Motor Credit Corporation
         1.63%, 11/03/04                                                               6,200,000          6,191,070
      UBS Finance Delaware LLC
         1.67%, 11/23/04                                                               1,800,000          1,795,222
         1.69%, 11/29/04                                                                 800,000            797,652
         1.74%, 12/03/04                                                               1,300,000          1,295,889
         1.77%, 12/07/04                                                               5,800,000          5,780,386
      Westpac Capital Corporation
         1.69%, 11/26/04                                                                 800,000            797,829
                                                                                                      -------------
TOTAL COMMERCIAL PAPER
   (Cost $69,943,352)                                                                                    69,940,819
                                                                                                      -------------
CORPORATE BONDS - 9.5%

      Alcoa, Inc.
         2.10%, 12/06/04++                                                               930,000            930,215
      AOL Time Warner, Inc.
         5.63%, 05/01/05(delta)                                                        2,210,000          2,249,939
      ASIF Global Financing XXIII
         3.90%, 10/22/08 144A                                                            420,000            423,777
      Bank of America Corporation
         3.25%, 08/15/08                                                                 360,000            355,618
      Bank One Corporation
         2.63%, 06/30/08(delta)                                                          360,000            347,463
         6.00%, 08/01/08                                                                 550,000            595,637
      Cadbury Schweppes US Finance LLC
         3.88%, 10/01/08 144A                                                            790,000            792,316
      Citigroup, Inc.
         3.50%, 02/01/08                                                               1,600,000          1,605,246
      Clear Channel Communications, Inc.
         6.00%, 11/01/06(delta)                                                        1,470,000          1,544,332
      Continental Cablevision
         8.30%, 05/15/06                                                               1,450,000          1,563,265
      Credit Suisse First Boston USA, Inc.

         5.75%, 04/15/07                                                               1,490,000          1,580,960
      DaimlerChrysler NA Holding Corporation
         6.40%, 05/15/06                                                               1,490,000          1,568,477
         2.34%, 05/24/06++                                                             3,200,000          3,213,389
      Devon Energy Corporation
         2.75%, 08/01/06                                                                 790,000            784,998
      Dominion Resources, Inc.
         7.63%, 07/15/05                                                               1,000,000          1,038,518
      Ford Motor Credit Co.
         7.50%, 03/15/05(delta)                                                        1,300,000          1,328,808
         6.88%, 02/01/06                                                               2,500,000          2,616,885
         6.50%, 01/25/07                                                               1,920,000          2,034,718
      General Electric Capital Corporation
         8.75%, 05/21/07                                                                 610,000            696,423
         3.45%, 07/16/07                                                               1,300,000          1,307,618
         9.83%, 12/15/08                                                                 350,000            428,719
      General Motors Acceptance Corporation
         5.25%, 05/16/05                                                               3,200,000          3,257,514
         7.50%, 07/15/05                                                                 100,000            103,750
         6.13%, 02/01/07(delta)                                                        1,930,000          2,028,926
      Golden West Financial Corporation
         4.13%, 08/15/07                                                                 310,000            316,955
      Household Finance Corporation
         5.75%, 01/30/07                                                               1,480,000          1,565,187
         4.13%, 12/15/08                                                                 700,000            708,658
      HSBC Bank USA NA
         1.98%, 09/21/07++                                                             1,400,000          1,399,817
      International Lease Finance Corporation
         5.63%, 06/01/07                                                               1,500,000          1,585,619
      John Deere Capital Corporation
         5.13%, 10/19/06                                                               1,510,000          1,571,730
      Kellogg Co.
         2.88%, 06/01/08                                                                 970,000            951,848
      Liberty Media Corporation
         3.50%, 09/25/06(delta)                                                        1,570,000          1,564,392
      MCI, Inc.
         5.91%, 05/01/07                                                                 237,000            235,519
         6.69%, 05/01/09                                                                 237,000            229,001
         7.74%, 05/01/14(delta)                                                          203,000            192,850
      Morgan Stanley Warehouse Facility
         2.09%, 10/16/05@                                                              9,900,000          9,893,417
      New York Life Global Funding
         1.82%, 02/26/07 144A++                                                        1,400,000          1,400,764
      Pacific Gas & Electric Co.
         2.30%, 04/03/06++                                                             3,100,000          3,103,075
      PP&L Capital Funding, Inc.
         7.75%, 04/15/05                                                                 800,000            820,129
      Premium Asset Trust
         2.10%, 11/27/04 144A@++                                                       2,000,000          2,000,328
      Prudential Financial, Inc.
         4.10%, 11/15/06                                                               1,600,000          1,627,435
      SLM Corporation
         1.78%, 01/25/07++                                                             1,200,000          1,201,592
         3.63%, 03/17/08(delta)                                                          120,000            120,782
      Southtrust Bank NA
         1.97%, 03/19/07++                                                             1,200,000          1,200,994
      Sprint Capital Corporation
         7.13%, 01/30/06                                                               3,000,000          3,164,391
         6.00%, 01/15/07                                                               1,480,000          1,567,440
      Time Warner, Inc.
         6.15%, 05/01/07                                                               1,480,000          1,573,977
         8.18%, 08/15/07                                                                 500,000            559,902
      TXU Energy Co. LLC
         2.38%, 01/17/06 144A@++                                                       1,600,000          1,604,205
      U.S. Bank National Association
         6.50%, 02/01/08                                                                 580,000            633,386

      U.S. Central Credit Union
         2.75%, 05/30/08                                                                 610,000            596,823
      Verizon Global Funding Corporation
         6.13%, 06/15/07(delta)                                                          875,000            938,085
      Verizon Wireless Capital LLC
         1.81%, 05/23/05 144A++                                                        1,400,000          1,399,553
      Wachovia Corporation
         3.50%, 08/15/08                                                                 540,000            538,836
      Washington Mutual Bank FA
         2.01%, 07/25/06++(delta)                                                      1,500,000          1,508,040
      Weyerhaeuser Co.
         5.50%, 03/15/05                                                                 441,000            446,841
                                                                                                      -------------
TOTAL CORPORATE BONDS
   (Cost $79,690,009)                                                                                    78,619,082
                                                                                                      -------------
FOREIGN BONDS - 4.8%
CANADA - 0.5%
      Alcan, Inc.
         2.10%, 12/08/04 144A++                                                        3,100,000          3,099,901
      British Columbia Government
         5.38%, 10/29/08                                                                 305,000            326,673
      Ontario Province
         3.35%, 07/16/07(delta)                                                          775,000            777,962
      Quebec Province
         7.00%, 01/30/07(delta)                                                          305,000            332,164
                                                                                                      -------------
                                                                                                          4,536,700
                                                                                                      -------------
FRANCE - 0.6%
      France Telecom
         7.95%, 03/01/06                                                               1,450,000          1,549,477
      French Treasury Note BTAN
         3.50%, 01/12/09 (E)                                                           2,800,000          3,521,153
                                                                                                      -------------
                                                                                                          5,070,630
                                                                                                      -------------
GERMANY - 1.8%
      Bundesobligation
         4.00%, 02/16/07 (E)                                                           3,575,000          4,568,438
         3.50%, 10/10/08 (E)                                                           1,250,000          1,575,002
         3.25%, 04/17/09 (E)                                                           7,000,000          8,707,090
                                                                                                      -------------
                                                                                                         14,850,530
                                                                                                      -------------
ITALY - 0.3%
      Republic of Italy
         5.00%, 12/15/04 (J)                                                          37,000,000            338,965
         2.75%, 12/15/06                                                               2,375,000          2,374,142
                                                                                                      -------------
                                                                                                          2,713,107
                                                                                                      -------------
JAPAN - 0.5%
      ASIF II
         1.20%, 01/26/05 (J)                                                         405,000,000          3,686,898
      Citigroup, Inc.
         1.28%, 12/28/04 (J)                                                          16,000,000            145,585
                                                                                                      -------------
                                                                                                          3,832,483
                                                                                                      -------------
SPAIN - 0.3%
      Spanish Government Bond
         3.60%, 01/31/09 (E)                                                           1,900,000          2,398,583
                                                                                                      -------------
SUPRANATIONAL - 0.1%
      European Investment Bank
         0.88%, 11/08/04 (J)                                                          60,000,000            544,814
                                                                                                      -------------
UNITED KINGDOM - 0.7%
      Holmes Financing PLC
         1.75%, 01/15/08++                                                             2,600,000          2,603,240
      Nationwide Building Society
         3.50%, 07/31/07 144A                                                            325,000            325,647
      Permanent Financing PLC
         2.01%, 09/10/07++                                                             2,800,000          2,803,976
      Vodafone Group PLC

         3.95%, 01/30/08                                                                 230,000            233,461
                                                                                                      -------------
                                                                                                          5,966,324
                                                                                                      -------------
TOTAL FOREIGN BONDS
   (Cost $39,503,777)                                                                                    39,913,171
                                                                                                      -------------
MORTGAGE-BACKED SECURITIES - 15.4%

      Asset Securitization Corporation
         7.32%, 01/13/30                                                                 250,492            252,305
      Bank of America Mortgage Securities
         6.50%, 10/01/19                                                               1,801,024          1,826,598
      Bear Stearns Adjustable Rate Mortgage Trust
         3.22%, 12/01/33++                                                             3,600,343          3,580,653
         4.78%, 01/25/34                                                               1,961,805          1,962,634
      Countrywide Alternative Loan Trust
         6.00%, 10/25/32                                                                 988,214            994,777
      Countrywide Home Loans, Inc.
         4.88%, 07/25/19 144A@                                                         1,306,292          1,310,598
         6.50%, 08/25/29                                                                 469,077            468,524
         3.25%, 06/19/31++                                                               255,569            257,324
      Credit-Based Asset Servicing and Securitization LLC
         2.16%, 02/25/30++                                                               485,940            486,261
      CS First Boston Mortgage Securities Corporation
         2.24%, 02/25/32++                                                               116,083            116,154
      Federal Home Loan Mortgage Corporation
         9.50%, 10/01/04                                                                     239                242
         9.50%, 12/01/04                                                                   1,464              1,481
         9.50%, 01/01/05                                                                   2,663              2,693
         9.50%, 06/01/05                                                                   7,325              7,546
         8.00%, 03/01/06                                                                     113                117
         7.00%, 05/01/06                                                                   3,231              3,281
         8.75%, 08/01/06                                                                   2,788              2,805
         8.50%, 12/01/07                                                                  14,694             15,523
         8.50%, 01/01/08                                                                  10,878             11,491
         8.00%, 05/01/08                                                                  17,701             18,000
         8.50%, 06/01/08                                                                   9,479              9,653
         8.75%, 07/01/08                                                                  10,974             11,761
         8.00%, 01/01/09                                                                   6,260              6,559
         7.50%, 03/01/09                                                                  65,676             66,776
         5.50%, 04/01/09                                                               1,161,573          1,206,285
         6.00%, 06/01/09                                                                 493,373            518,418
         6.00%, 07/01/10                                                                 966,878          1,015,960
         16.25%, 07/01/11                                                                  1,409              1,674
         15.25%, 08/01/11                                                                  2,761              3,226
         3.50%, 08/15/15                                                               1,800,000          1,811,357
         5.00%, 11/15/16                                                               6,989,889          7,130,596
         10.75%, 02/01/19                                                                112,167            124,082
         4.17%, 09/01/23++                                                               956,896            959,507
         3.67%, 07/01/27++                                                               134,279            137,856
         2.16%, 06/01/28++                                                               617,954            615,468
         7.33%, 03/01/31++                                                               104,415            107,549
         5.74%, 04/01/32++                                                             1,294,465          1,330,705
         2.16%, 02/15/33++                                                             2,540,318          2,545,478
         6.00%, 04/01/33                                                               3,187,670          3,298,445
         3.50%, 12/15/33                                                               1,800,000          1,811,922
      Federal Housing Authority
         7.43%, 09/01/22                                                                   7,944              8,418
      Federal National Mortgage Association
         6.00%, 08/01/08                                                                 408,818            429,379
         6.50%, 11/01/08                                                                 537,697            567,361
         5.50%, 06/01/09                                                                 791,864            823,337

         5.50%, 07/01/09                                                                 579,619            602,657
         3.00%, 08/25/09                                                               4,010,000          4,014,562
         3.50%, 09/25/09                                                               3,500,000          3,519,250
         3.42%, 12/01/09                                                               1,536,137          1,540,938
         5.50%, 04/01/13                                                                 651,638            676,354
         5.07%, 03/01/24++                                                               140,323            139,431
         3.36%, 12/01/24 CONV++                                                          303,820            308,813
         9.00%, 05/01/25                                                                 182,798            205,355
         9.00%, 07/01/25                                                                 331,168            371,646
         2.09%, 09/25/30++                                                               617,181            616,250
         5.05%, 12/01/30++                                                                93,208             92,494
         6.60%, 02/01/31++                                                               168,768            173,309
         4.58%, 09/01/31++                                                               297,245            306,309
         3.31%, 03/25/32                                                                 790,473            789,392
         5.00%, 10/25/32 TBA                                                           6,000,000          5,936,250
         4.32%, 03/11/33++                                                             1,455,640          1,473,379
         4.33%, 04/01/33++                                                             2,579,236          2,626,709
         4.27%, 06/01/33++                                                               692,697            703,178
         5.50%, 06/01/33                                                                  42,312             42,965
         5.50%, 07/01/33                                                                  47,351             48,081
         4.32%, 10/01/33++                                                             3,275,370          3,324,335
         5.50%, 10/01/33                                                                 250,324            254,187
         4.31%, 12/01/33++                                                             1,056,149          1,069,203
         6.20%, 04/01/40++                                                             1,022,623          1,059,028
      Federal National Mortgage Association Whole Loan
         5.75%, 08/25/34                                                               4,300,000          4,462,594
      FFCA Secured Lending Corporation
         7.27%, 02/18/11 144A                                                            623,646            636,858
      First Republic Mortgage Loan Trust
         3.77%, 06/25/30                                                                 754,554            765,210
      GMAC Commercial Mortgage Securities, Inc.
         7.18%, 08/15/36                                                               1,615,938          1,824,504
      Government National Mortgage Association
         8.25%, 03/15/06                                                                   9,789             10,183
         6.00%, 12/15/08                                                                 446,562            465,997
         6.00%, 02/15/11                                                                 697,269            729,848
         13.50%, 02/15/11                                                                  3,948              4,542
         3.38%, 06/20/17++                                                                47,418             47,722
         3.38%, 06/20/21++                                                                23,208             23,479
         4.63%, 10/20/27++                                                               208,324            211,670
         8.50%, 10/15/29                                                                 149,592            164,377
         8.50%, 01/15/30                                                                  98,537            108,258
         2.38%, 02/16/30++                                                               731,092            737,355
         8.50%, 03/15/30                                                                  37,390             41,078
         8.50%, 04/15/30                                                                 194,115            213,264
         8.50%, 05/15/30                                                                 243,339            267,343
         8.50%, 06/15/30                                                                 148,285            162,914
         8.50%, 07/15/30                                                                 394,525            433,451
         8.50%, 08/15/30                                                                  79,086             86,888
         8.50%, 09/15/30                                                                  23,362             25,667
         8.50%, 10/15/30                                                                  47,627             52,326
         8.50%, 11/15/30                                                                 171,100            187,980
         8.50%, 12/15/30                                                                 186,358            204,743
         8.50%, 01/15/31                                                                  79,379             87,171
         1.98%, 01/16/31++                                                             1,282,733          1,282,027
         8.50%, 02/15/31                                                                 129,744            142,479
         3.75%, 05/20/34                                                               2,836,452          2,816,463
         3.75%, 06/20/34++                                                             3,837,663          3,825,386
      GS Mortgage Securities Corporation II
         6.04%, 08/15/18 144A                                                            536,788            575,292
         3.82%, 01/10/40 IO 144A(omega)                                               43,459,665          1,522,374
      GSR Mortgage Loan Trust
         3.69%, 06/01/34                                                               3,847,710          3,842,267
         4.48%, 09/25/34                                                               3,163,584          3,195,097
      IFC SBA Loan-Backed ADJ Rate Certificate
         2.50%, 01/15/24 144A++                                                          762,571            732,068
      LB-UBS Commercial Mortgage Trust
         3.48%, 08/15/33 IO 144A(omega)                                               38,255,000          1,431,169

      MLCC Mortgage Investors, Inc.
         2.14%, 03/15/25 STEP                                                          1,445,716          1,448,585
      Morgan Stanley Capital I
         6.22%, 06/03/30                                                               1,120,262          1,136,867
      Residential Accredit Loans, Inc.
         6.00%, 12/25/16                                                                 488,262            498,620
         2.24%, 01/25/33++                                                             2,120,281          2,122,545
      Residential Asset Securitization Trust
         2.02%, 05/25/33++                                                             3,833,194          3,838,953
      Residential Funding Mortgage Securities I
         6.50%, 03/25/32                                                                 360,137            366,717
         5.50%, 09/25/33                                                               2,756,918          2,864,741
      Sequoia Mortgage Trust
         2.21%, 10/20/27++                                                             1,493,330          1,496,571
         2.26%, 10/20/33++                                                             1,082,549          1,088,205
      Structured Adjustable Rate Mortgage Loan Trust
         4.92%, 03/25/34++                                                             3,051,616          3,099,297
         1.94%, 09/25/34++                                                             2,983,303          2,978,643
      Structured Asset Securities Corporation
         7.50%, 06/28/31                                                                 166,238            166,055
         2.00%, 08/25/33++                                                               161,289            161,311
         5.00%, 12/25/33                                                               3,218,015          3,284,202
      Washington Mutual
         3.50%, 01/25/41                                                                 554,663            558,467
         2.78%, 06/25/42++                                                               579,102            584,804
      Washington Mutual Mortgage Securities Corporation
         3.77%, 07/25/31++                                                               430,884            435,225
      Washington Mutual MSC Mortgage Pass-Through
      Certificates
         3.84%, 03/25/32++                                                               730,194            735,138
      Wells Fargo Mortgage-Backed Securities Trust
         3.40%, 07/25/34                                                               3,348,962          3,353,546
                                                                                                      -------------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $127,242,474)                                                                                  127,293,390
                                                                                                      -------------
MUNICIPAL BONDS - 0.8%

      Honolulu, Hawaii City & County, Series B General
      Obligation Bond (MBIA Insured) (Non-Callable)
         5.00%, 07/01/12                                                               1,200,000          1,333,068
      Missouri Higher Education Loan Authority, Revenue
      Bond (GTD STD LNS Insured) (Callable 04/01/05 @
      $100)
         2.04%, 07/25/08++                                                               634,907            634,907
      New York City, New York Municipal Water Finance
      Authority Water & Sewer System, Series C Revenue
      Bond (Callable @ $100)
         5.00%, 06/15/35                                                               3,200,000          3,253,887
      Texas State Public Finance Authority, Series B
      Revenue Bonds (Non-Callable)
         2.63%, 06/15/06                                                               1,365,000          1,358,803
                                                                                                      -------------
TOTAL MUNICIPAL BONDS
   (Cost $6,626,551)                                                                                      6,580,665
                                                                                                      -------------

                                                                                       SHARES
                                                                                    ------------
SHORT-TERM INVESTMENTS - 28.2%

      AB Funds Trust - Money Market Fund (Retirement Class)(infinity)                 19,432,335         19,432,335
      Northern Institutional Liquid Assets Portfolios(section)                       213,644,804        213,644,804
                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS

   (Cost $233,077,139)                                                                                  233,077,139
                                                                                                      -------------

                                                                                        PAR
                                                                                    ------------
U.S. TREASURY OBLIGATIONS - 38.0%

      U.S. Treasury Bills
         1.47%, 11/04/04                                                            $ 16,000,000         15,978,490
         1.56%, 12/02/04++++                                                             260,000            259,292
         1.58%, 12/02/04++++                                                             150,000            149,592
         1.63%, 12/16/04++++                                                             610,000            607,925
         1.65%, 12/16/04                                                                 175,000            174,405
         1.66%, 12/16/04++++                                                             980,000            976,667
         1.67%, 12/16/04++++                                                              60,000             59,796
         1.00%, 01/06/05                                                               3,800,000          3,782,277
                                                                                                      -------------
                                                                                                         21,988,444
                                                                                                      -------------
      U.S. Treasury Bonds
         10.38%, 11/15/09(delta)                                                       2,700,000          2,728,477
         10.00%, 05/15/10                                                              7,220,000          7,569,441
         12.75%, 11/15/10(delta)                                                      12,315,000         13,729,784
         10.38%, 11/15/12(delta)                                                      12,925,000         15,746,295
                                                                                                      -------------
                                                                                                         39,773,997
                                                                                                      -------------
      U.S. Treasury Inflationary Index Bonds
         3.38%, 01/15/07(delta)                                                        1,300,000          1,660,937
         3.63%, 01/15/08(delta)                                                       13,600,000         17,491,457
                                                                                                      -------------
                                                                                                         19,152,394
                                                                                                      -------------
      U.S. Treasury Notes
         1.50%, 02/28/05++++(delta)                                                      470,000            469,376
         1.50%, 07/31/05(delta)                                                        4,360,000          4,339,225
         2.00%, 08/31/05(delta)                                                       30,100,000         30,063,580
         1.63%, 10/31/05(delta)                                                           65,000             64,614
         5.75%, 11/15/05(delta)                                                        2,890,000          3,002,441
         5.88%, 11/15/05(delta)                                                       11,085,000         11,531,870
         1.88%, 11/30/05(delta)                                                       37,950,000         37,795,847
         1.88%, 12/31/05(delta)                                                       17,200,000         17,117,371
         1.88%, 01/31/06(delta)                                                       26,365,000         26,216,723
         2.25%, 04/30/06(delta)                                                       17,585,000         17,539,666
         2.50%, 05/31/06(delta)                                                        6,930,000          6,935,149
         2.75%, 06/30/06(delta)                                                        9,655,000          9,698,003
         2.75%, 07/31/06(delta)                                                        8,150,000          8,183,113
         2.38%, 08/31/06(delta)                                                        5,000,000          4,983,010
         2.50%, 09/30/06(delta)                                                        8,100,000          8,085,120
         2.63%, 11/15/06(delta)                                                        3,000,000          2,999,883
         2.25%, 02/15/07(delta)                                                        6,090,000          6,026,962
         3.13%, 05/15/07(delta)                                                       17,480,000         17,632,967
         2.75%, 08/15/07(delta)                                                       19,995,000         19,946,593
         3.38%, 09/15/09(delta)                                                          150,000            150,076
                                                                                                      -------------
                                                                                                        232,781,589
                                                                                                      -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $314,992,099)                                                                                  313,696,424
                                                                                                      -------------
TOTAL INVESTMENTS -- 125.9%
   (Cost $1,041,228,927)                                                                              1,039,639,841
                                                                                                      -------------

                                                                                     NUMBER OF
                                                                                     CONTRACTS            VALUE
                                                                                    -----------       -------------
WRITTEN OPTIONS - 0.0%
CALL OPTIONS - 0.0%
      10-Year U.S. Treasury Note Futures, Strike Price
      $114.00, Expires 11/26/04                                                             (65)      $     (37,578)
      10-Year U.S. Treasury Note Futures, Strike Price
      $115.00, Expires 11/26/04                                                             (96)            (31,500)
                                                                                                      -------------
                                                                                                            (69,078)
                                                                                                      -------------
CALL SWAPTIONS - 0.0%

      3-Month LIBOR, Strike Price $3.80, Expires 10/07/04                                (2,170)               (217)
      3-Month LIBOR, Strike Price $4.00, Expires 10/31/05                                  (640)            (74,393)
                                                                                                      -------------
                                                                                                            (74,610)
                                                                                                      -------------

PUT OPTIONS - 0.0%
      90-Day LIBOR Future, Strike Price $94.25, Expires 12/21/05                            (25)                  0
      10-Year U.S. Treasury Note Futures, Strike Price
      $108.00, Expires 11/26/04                                                             (29)             (2,719)
      10-Year U.S. Treasury Note Futures, Strike Price
      $109.00, Expires 11/26/04                                                             (67)            (10,469)
                                                                                                      -------------
                                                                                                            (13,188)
                                                                                                      -------------

PUT SWAPTIONS - 0.0%
      3-Month LIBOR, Strike Price $6.00, Expires 10/07/04                                (2,170)                  0
      3-Month LIBOR, Strike Price $7.00, Expires 10/31/05                                  (640)            (14,989)
                                                                                                      -------------
                                                                                                            (14,989)
                                                                                                      -------------

TOTAL WRITTEN OPTIONS
   (Cost $(731,915))                                                                                       (171,865)
                                                                                                      -------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (25.9%)                                                       (213,875,666)
                                                                                                      -------------
NET ASSETS -- 100.0%                                                                                  $ 825,592,310
                                                                                                      =============

Interest rate swap agreements outstanding at September 30, 2004:

                                                                                                           UNREALIZED APPRECIATION/
DESCRIPTION                                                     EXPIRATION DATE       NOTIONAL VALUE           (DEPRECIATION)
-----------                                                     ---------------       --------------           --------------
BRITISH POUNDS

Receive fixed rate payments of 4.25% and pay variable
rate payments on the six month LIBOR floating rate (c)             03/17/05             23,500,000                $  (198,855)
                                                                                                                  -----------

EURODOLLARS

Receive fixed rate payments of 4.00% and pay variable
rate payments on the six month LIBOR floating rate (b)             03/15/07             15,600,000                    203,511
                                                                                                                  -----------

U.S. DOLLARS

Receive variable rate payments on the three month LIBOR
floating rate and pay fixed rate payments of 5.00% (a)             12/15/14             (1,100,000)                    28,601
                                                                                                                  -----------

                                                                                                                  $    33,257
                                                                                                                  ===========

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                      PAR               VALUE
------------------                                                                  ------------      -------------
AGENCY OBLIGATIONS - 14.6%

      Federal Home Loan Bank
         1.65%, 10/07/04                                                            $ 16,200,000      $  16,195,545
         2.75%, 11/15/06                                                               3,000,000          2,991,522
         2.88%, 02/15/07                                                                 700,000            698,426
         6.50%, 08/15/07                                                               2,500,000          2,728,768
      Federal Home Loan Mortgage Corporation
         1.52%, 10/19/04                                                               2,800,000          2,797,865
         1.54%, 10/26/04                                                              30,000,000         29,967,399
         1.58%, 11/02/04                                                               5,600,000          5,592,061
         2.27%, 04/28/06                                                               5,000,000          4,973,710
         2.25%, 12/04/06                                                               2,000,000          1,974,082
         4.88%, 03/15/07(delta)                                                        1,000,000          1,045,240
         3.00%, 07/09/08                                                               2,000,000          1,971,762
         4.25%, 07/15/09(delta)                                                        3,600,000          3,686,484
         6.63%, 09/15/09                                                               1,500,000          1,693,829
         7.00%, 03/15/10                                                               1,600,000          1,844,658
      Federal National Mortgage Association
         1.53%, 10/20/04                                                              12,600,000         12,590,068
         1.54%, 10/20/04                                                               2,800,000          2,797,793
         1.74%, 11/15/04                                                               2,400,000          2,394,780
         1.62%, 11/17/04                                                               5,800,000          5,787,447
         1.80%, 12/15/04                                                               5,900,000          5,877,934
         1.10%, 04/01/05++++                                                             255,000            252,377
         1.96%, 04/01/05++++                                                             530,000            524,547
         6.63%, 09/15/09(delta)                                                        2,500,000          2,816,525
         7.25%, 01/15/10                                                               9,000,000         10,448,550
         4.63%, 10/15/14(delta)                                                           50,000             49,915
      Financing Corporation Principle STRIP
         5.17%, 11/30/17(omega)                                                        1,130,000            578,210
         5.33%, 04/05/19(omega)                                                          620,000            289,479
      Resolution Funding Corporation STRIP
         4.93%, 01/15/17(omega)                                                        5,176,000          2,848,575
                                                                                                      -------------
TOTAL AGENCY OBLIGATIONS
   (Cost $123,646,211)                                                                                  125,417,551
                                                                                                      -------------
ASSET-BACKED SECURITIES - 5.1%

      American Express Credit Account Master Trust
         1.90%, 04/15/08++                                                             3,000,000          3,003,942
      Ameriquest Mortgage Securities, Inc.
         1.93%, 04/25/34++                                                              1,870,145          1,869,708
      Amortizing Residential Collateral Trust
         2.12%, 04/25/32++                                                                231,967            231,894
      AQ Finance NIM Trust
         2.49%, 12/25/07 144A@++                                                         212,290            214,148
         2.06%, 01/25/09 144A++                                                          218,171            218,171
         8.74%, 03/25/35 144A@++                                                          41,135             41,184
      Argent Securities, Inc.
         2.00%, 10/25/20++                                                               249,788            249,794
      Bayview Financial Acquisition Trust
         2.22%, 11/25/31 144A++                                                        1,590,237          1,590,829
      Centex Home Equity
         2.14%, 09/26/33++                                                             1,252,658          1,253,946
      Chase Funding Net Interest Margin

         5.00%, 12/17/33 144A@                                                           100,353            100,341
         6.88%, 06/27/36 144A@                                                            47,759             47,733
      Chesapeake Funding LLC
         1.95%, 08/07/08++                                                             3,100,000          3,103,297
      Citibank Credit Card Issuance Trust
         2.70%, 02/09/09++                                                               670,000            678,772
      CitiFinancial Mortgage Securities, Inc.
         2.13%, 08/25/33 STEP                                                          1,768,689          1,769,578
      Conseco Finance Securitizations Corporation
         6.77%, 09/01/32                                                               1,684,472          1,724,852
         4.31%, 02/01/33 IO@(omega)                                                   13,140,000            669,352
         5.16%, 05/01/33                                                                 152,262            153,399
      Countrywide Home Equity Loan Trust
         2.02%, 04/15/28++                                                               322,427            322,181
         2.11%, 03/15/29++                                                             4,115,964          4,121,091
         2.00%, 05/15/29++                                                             4,000,000          3,999,999
         2.02%, 06/15/29++                                                             2,076,770          2,073,454
      Daimler Chrysler Master Owner Trust
         1.82%, 05/15/07++                                                               910,000            910,313
      EQCC Trust
         2.14%, 10/25/31++                                                               474,745            475,671
      Fleet Home Equity Loan Trust
         2.02%, 05/30/31++                                                             1,135,816          1,133,897
      HFC Home Equity Loan Asset-Backed Certificates
         2.16%, 10/20/32++                                                               826,658            827,515
         2.36%, 10/20/32++                                                             1,197,686          1,199,978
      Home Equity Mortgage Trust
         1.78%, 12/25/34++                                                             1,470,202          1,469,048
      Household Mortgage Loan Trust
         2.14%, 06/20/33++                                                             1,119,142          1,121,238
      Long Beach Asset Holdings Corporation
         7.26%, 06/15/35 144A@                                                            50,025             50,415
      Madison Avenue Manufactured Housing Contract
         2.19%, 09/25/08++                                                             2,060,695          2,057,165
      Merrill Lynch Mortgage Investors, Inc.
         2.16%, 08/25/09++                                                                83,354             83,401
      Metropolitan Asset Funding, Inc.
         2.30%, 04/25/29 STEP 144A                                                       123,470            123,485
      New Century Home Equity Loan Trust
         7.22%, 11/25/27                                                                  77,912             78,165
      Nextcard Credit Card Master Note Trust
         8.41%, 12/15/06                                                                 910,000            137,069
      Novastar NIM Trust
         7.39%, 07/01/07 144A@                                                            58,200             58,162
      Provident Bank Home Equity Loan Trust
         2.11%, 08/25/31++                                                               545,377            545,159
      Quest Trust
         2.40%, 06/25/34 144A@++                                                       1,198,617          1,198,616
      Residential Asset Mortgage Products, Inc.
         2.08%, 03/25/34 STEP                                                          3,223,267          3,223,265
      Salomon Brothers Mortgage Securities VII
         2.08%, 03/30/28 STEP                                                            193,149            193,179
      Saxon Asset Securities Trust
         2.16%, 06/25/33 STEP                                                            134,544            134,790
      Structured Asset Securities Corporation
         2.29%, 02/25/33++                                                               908,153            910,401
      SVO Timeshare Mortgage Corporation
         5.47%, 10/20/13 144A                                                            464,970            475,877
                                                                                                      -------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $44,912,743)                                                                                    43,844,474
                                                                                                      -------------
CERTIFICATES OF DEPOSIT - 2.7%

      Bank of America NA
         1.64%, 11/10/04                                                               5,600,000          5,599,322
      Citibank NA
         1.60%, 11/12/04                                                               5,600,000          5,598,974
         1.65%, 11/19/04                                                                 100,000             99,979
         1.81%, 12/10/04                                                               3,000,000          2,999,668
      Wells Fargo Bank NA
         1.62%, 10/06/04                                                               5,600,000          5,600,000
         1.65%, 10/07/04                                                               2,900,000          2,900,000
         1.70%, 10/18/04                                                                 100,000            100,000
                                                                                                      -------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $22,900,000)                                                                                    22,897,943
                                                                                                      -------------
COMMERCIAL PAPER - 7.0%

      ANZ Delaware, Inc.
         1.64%, 11/18/04                                                               5,900,000          5,886,684
      Barclays U.S. Funding LLC
         1.80%, 12/08/04                                                               5,400,000          5,381,446
      Danske Corporation
         1.57%, 10/25/04                                                               2,000,000          1,997,876
         1.63%, 10/25/04                                                               3,600,000          3,596,088
         1.58%, 10/29/04                                                                 100,000             99,877
         1.77%, 12/09/04                                                               3,000,000          2,989,523
         1.79%, 12/20/04                                                                 100,000             99,589
      General Electric Capital Corporation
         1.59%, 11/05/04                                                                 100,000             99,846
         1.59%, 11/10/04                                                                 100,000             99,816
         1.72%, 12/02/04                                                                 300,000            299,067
         1.80%, 12/15/04                                                               7,500,000          7,471,314
         1.80%, 12/16/04                                                                 800,000            796,894
      General Motors Acceptance Corporation
         2.50%, 04/05/05                                                               1,400,000          1,382,929
      HBOS Capital Funding LP
         6.07%, 12/31/49(delta)                                                        1,100,000          1,165,127
      HBOS Treasury Services PLC
         1.50%, 10/05/04                                                                 800,000            799,865
         1.63%, 11/02/04                                                               1,300,000          1,298,101
         1.58%, 11/09/04                                                                 400,000            399,267
         1.61%, 11/10/04                                                                 100,000             99,816
         1.72%, 11/26/04                                                                 200,000            199,208
         1.78%, 12/07/04                                                               5,900,000          5,880,048
      Royal Bank of Scotland PLC
         1.57%, 10/12/04                                                               6,600,000          6,596,782
         1.63%, 11/03/04                                                                 100,000             99,856
      Spintab AB
         1.62%, 11/01/04                                                                 300,000            299,570
      Svenska Handelsbanken
         1.80%, 12/15/04                                                               3,600,000          3,586,005
      UBS Finance Delaware LLC
         1.67%, 11/23/04                                                               7,500,000          7,480,093
         1.69%, 11/29/04                                                                 100,000             99,706
         1.77%, 12/07/04                                                                 900,000            896,956
      Westpac Capital Corporation
         1.69%, 11/26/04                                                                 900,000            897,557
      Westpac Trust Securities, Ltd.
         1.52%, 10/15/04                                                                 200,000            199,882
                                                                                                      -------------
TOTAL COMMERCIAL PAPER
   (Cost $60,157,906)                                                                                    60,198,788
                                                                                                      -------------
CORPORATE BONDS - 12.9%

      Ace Capital Trust II
         9.70%, 04/01/30                                                                  60,000             82,739
      Ace INA Holdings, Inc.
         8.30%, 08/15/06                                                                 550,000            600,580
         5.88%, 06/15/14                                                                 200,000            209,333
      AES Corporation (The)
         10.00%, 07/15/05 144A(delta)                                                     68,660             70,033
         9.50%, 06/01/09(delta)                                                           42,000             47,145
         9.38%, 09/15/10(delta)                                                           10,000             11,313
         8.75%, 05/15/13 144A                                                            520,000            588,900
         9.00%, 05/15/15 144A(delta)                                                     760,000            860,700
      AGCO Corporation
         9.50%, 05/01/08                                                                  47,000             50,995
      Allied Waste North America
         8.88%, 04/01/08(delta)                                                          265,000            288,850
      Amerada Hess Corporation
         7.30%, 08/15/31                                                                 630,000            688,865
      AmerisourceBergen Corporation
         8.13%, 09/01/08                                                                  80,000             89,200
      AMFM, Inc.
         8.00%, 11/01/08                                                               1,300,000          1,475,534
      Anthem Insurance Cos., Inc.
         9.13%, 04/01/10 144A@                                                           100,000            123,864
      ANZ Capital Trust I
         4.48%, 01/29/49 144A                                                            125,000            125,468
         5.36%, 12/29/49 144A                                                            800,000            807,798
      Apache Corporation
         6.25%, 04/15/12(delta)                                                          300,000            336,675
      Assurant, Inc.
         6.75%, 02/15/34 144A                                                            575,000            605,868
      Astoria Financial Corporation
         5.75%, 10/15/12                                                                 450,000            466,728
      AT&T Wireless Services, Inc.
         7.88%, 03/01/11                                                                 100,000            118,632
         8.13%, 05/01/12                                                                 135,000            163,363
      Bank One Corporation
         4.13%, 09/01/07                                                               1,100,000          1,124,768
      Bank United Corporation
         8.88%, 05/01/07                                                                 125,000            140,698
      Beazer Homes USA
         8.63%, 05/15/11                                                                  10,000             11,075
      BellSouth Capital Funding
         7.88%, 02/15/30                                                                 460,000            557,396
      BellSouth Corporation
         6.88%, 10/15/31                                                                  10,000             10,955
      Boeing Co. (The)
         6.63%, 02/15/38(delta)                                                          210,000            230,924
      Calpine Corporation
         7.75%, 04/15/09(delta)                                                           96,000             61,920
         8.50%, 02/15/11(delta)                                                          519,000            334,755
      Cendant Corporation
         6.25%, 01/15/08(delta)                                                          150,000            161,813
      CenterPoint Energy Resources Corporation
         7.88%, 04/01/13                                                                  50,000             59,033
         5.95%, 01/15/14                                                               1,025,000          1,074,461
      Centerpoint Energy, Inc.
         7.25%, 09/01/10                                                                  75,000             82,867
      Charter Communications Operating LLC
         8.00%, 04/30/12 144A@(delta)                                                    250,000            250,625
      Chesapeake Energy Corporation
         9.00%, 08/15/12                                                                  61,000             69,998
         7.50%, 09/15/13(delta)                                                           50,000             55,000
      Cincinnati Bell, Inc.
         7.25%, 07/15/13(delta)                                                          100,000             96,750

      Citigroup, Inc.
         5.00%, 03/06/07                                                               2,200,000          2,297,220
         5.00%, 09/15/14 144A@                                                           325,000            326,036
      Cleveland Electric Illuminating Co. (The)
         5.65%, 12/15/13                                                                  60,000             62,197
         7.88%, 11/01/17                                                               2,050,000          2,501,795
      CNA Financial Corporation
         6.50%, 04/15/05                                                                 100,000            101,931
         6.75%, 11/15/06                                                                 180,000            190,986
         6.95%, 01/15/18                                                                  40,000             42,710
         7.25%, 11/15/23(delta)                                                           50,000             54,267
      Comcast Cable Communications Holdings, Inc.
         8.38%, 03/15/13(delta)                                                          300,000            363,868
         9.46%, 11/15/22                                                                 500,000            671,828
      Comcast Cable Communications, Inc.
         8.38%, 05/01/07                                                                 650,000            726,524
         6.75%, 01/30/11(delta)                                                          740,000            821,877
      ConocoPhillips
         8.75%, 05/25/10                                                                 230,000            283,324
      ConocoPhillips Holding Co.
         6.95%, 04/15/29                                                                 785,000            908,590
      Cox Communications, Inc.
         3.88%, 10/01/08                                                                 250,000            241,210
         7.13%, 10/01/12                                                                  30,000             32,602
         4.63%, 06/01/13(delta)                                                           80,000             73,899
         5.50%, 10/01/15                                                                  55,000             52,491
      Cox Enterprises, Inc.
         4.38%, 05/01/08 144A@                                                           150,000            146,586
      Credit Suisse First Boston USA, Inc.
         4.63%, 01/15/08                                                                 600,000            620,270
      CSC Holdings, Inc.
         7.63%, 04/01/11(delta)                                                          530,000            561,138
         6.75%, 04/15/12 144A(delta)                                                      60,000             60,450
      D.R. Horton, Inc.
         8.50%, 04/15/12                                                                  10,000             11,350
      DaimlerChrysler NA Holding Corporation
         7.40%, 01/20/05                                                               1,700,000          1,725,304
         2.34%, 05/24/06++                                                             1,200,000          1,205,021
         7.30%, 01/15/12(delta)                                                          550,000            625,615
         6.50%, 11/15/13                                                                 210,000            228,247
      Delta Air Lines, Inc.
         6.42%, 07/02/12                                                                 400,000            406,359
         6.72%, 01/02/23                                                                 745,532            766,155
      Devon Energy Corporation
         7.95%, 04/15/32                                                                 725,000            902,230
      Devon Financing Corporation ULC
         6.88%, 09/30/11                                                                  60,000             67,791
      Dominion Resources, Inc.
         4.13%, 02/15/08                                                                  70,000             70,985
         5.13%, 12/15/09                                                                 230,000            238,464
         5.70%, 09/17/12(delta)                                                          310,000            326,492
      Dryden Investor Trust
         7.16%, 07/23/08@                                                              1,498,590          1,604,780
      Dynegy Holdings, Inc.
         8.75%, 02/15/12(delta)                                                          910,000            950,950
      Eastman Kodak Co.
         7.25%, 11/15/13(delta)                                                          120,000            132,483
      Echostar DBS Corporation
         4.85%, 10/01/08++                                                               103,000            107,378
         5.75%, 10/01/08(delta)                                                          500,000            505,000
         6.63%, 10/01/14 144A                                                             30,000             29,963
      El Paso Corporation
         4.98%, 02/28/21 CONV(omega)(delta)                                              990,000            509,850
         8.05%, 10/15/30(delta)                                                          600,000            538,500
         7.80%, 08/01/31(delta)                                                        1,150,000          1,014,874
         7.75%, 01/15/32(delta)                                                        1,030,000            903,825

      El Paso Natural Gas Co.
         8.38%, 06/15/32                                                                 210,000            222,600
      Enterprise Products Operating LP
         4.00%, 10/15/07 144A@                                                           225,000            226,402
         4.63%, 10/15/09 144A@                                                           200,000            201,885
         5.60%, 10/15/14 144A@                                                            25,000             25,238
      EOP Operating LP
         7.75%, 11/15/07                                                                 100,000            111,740
      Firstar Bank NA
         7.13%, 12/01/09                                                                 170,000            195,545
      FirstEnergy Corporation
         5.50%, 11/15/06                                                                 600,000            624,863
         6.45%, 11/15/11                                                                 170,000            185,714
         7.38%, 11/15/31                                                               1,700,000          1,915,215
      Ford Motor Co.
         6.63%, 10/01/28                                                                 700,000            635,521
         6.38%, 02/01/29                                                                 675,000            594,977
      Ford Motor Credit Co.
         7.50%, 03/15/05                                                               1,500,000          1,533,240
         7.38%, 10/28/09(delta)                                                          100,000            109,650
         7.88%, 06/15/10                                                                 590,000            658,822
         7.38%, 02/01/11                                                                 320,000            348,446
         7.00%, 10/01/13(delta)                                                          900,000            953,150
      Fresenius Medical Care Capital Trust II
         7.88%, 02/01/08                                                                 230,000            251,850
      General Electric Capital Corporation
         5.45%, 01/15/13(delta)                                                        1,710,000          1,814,667
      General Electric Co.
         5.00%, 02/01/13                                                                  90,000             92,717
      General Motors Acceptance Corporation
         5.25%, 05/16/05                                                               1,100,000          1,119,770
         7.50%, 07/15/05                                                                 200,000            207,501
         2.88%, 10/20/05++                                                             1,700,000          1,713,884
         7.25%, 03/02/11                                                                 310,000            331,413
      Georgia-Pacific Corporation
         8.13%, 05/15/11(delta)                                                            4,000              4,640
         9.50%, 12/01/11(delta)                                                           46,000             57,155
         9.38%, 02/01/13                                                                   4,000              4,730
         8.88%, 05/15/31                                                                  64,000             77,920
      Greenpoint Financial Corporation
         3.20%, 06/06/08                                                                 350,000            343,200
      HCA, Inc.
         6.95%, 05/01/12                                                                 500,000            540,681
      Host Marriott LP
         9.50%, 01/15/07                                                                 550,000            611,875
         9.25%, 10/01/07                                                                  32,000             36,000
      Household Finance Corporation
         8.00%, 07/15/10(delta)                                                          440,000            520,686
         7.00%, 05/15/12(delta)                                                          390,000            447,002
         6.38%, 11/27/12(delta)                                                           70,000             77,688
      HSBC Bank USA NA
         1.98%, 09/21/07++(delta)                                                      1,300,000          1,299,830
      IMC Global, Inc.
         10.88%, 06/01/08                                                                119,000            144,883
         10.88%, 08/01/13                                                                 50,000             63,375
      Insight Midwest LP
         10.50%, 11/01/10(delta)                                                         179,000            196,900
      International Paper Co.
         5.50%, 01/15/14                                                                 135,000            138,489
      iStar Financial, Inc.
         6.50%, 12/15/13                                                                 125,000            132,061
         5.70%, 03/01/14 144A                                                            400,000            402,870
      J.P. Morgan Chase & Co.
         5.75%, 01/02/13                                                                 320,000            341,289
      JPM Capital Trust II
         7.95%, 02/01/27(delta)                                                          700,000            781,606

      Kansas City Southern Railway
         9.50%, 10/01/08                                                                 119,000            130,900
      La Quinta Properties, Inc.
         7.00%, 08/15/12 144A                                                             30,000             31,763
      Lamar Media Corporation
         7.25%, 01/01/13(delta)                                                          100,000            108,000
      Lehman Brothers Holdings, Inc.
         4.00%, 01/22/08                                                                 170,000            172,816
      Liberty Media Corporation
         3.38%, 09/17/06++                                                             1,390,000          1,405,233
         3.75%, 02/15/30 CONV(delta)                                                      40,000             26,700
      Liberty Mutual Group
         5.75%, 03/15/14 144A(delta)                                                     250,000            248,822
         7.00%, 03/15/34 144A                                                             75,000             76,268
      Lockheed Martin Corporation
         8.50%, 12/01/29A                                                                190,000            252,009
      Lubrizol Corporation
         4.63%, 10/01/09                                                                 200,000            200,258
         5.50%, 10/01/14                                                                 100,000             99,505
      Lyondell Chemical Co.
         9.88%, 05/01/07(delta)                                                          482,000            511,523
      MacDermid, Inc.
         9.13%, 07/15/11                                                                 111,000            124,320
      Manor Care, Inc.
         8.00%, 03/01/08                                                                  87,000             98,470
      MeadWestvaco Corporation
         6.85%, 04/01/12(delta)                                                          295,000            329,099
      Mediacom LLC
         9.50%, 01/15/13(delta)                                                          500,000            483,750
      Merrill Lynch & Co., Inc.
         3.38%, 09/14/07(delta)                                                          420,000            420,016
      Millennium America, Inc.
         7.00%, 11/15/06(delta)                                                           50,000             52,125
         9.25%, 06/15/08(delta)                                                           30,000             33,225
      Nabisco, Inc.
         7.55%, 06/15/15                                                               1,530,000          1,833,793
      Nevada Power Co.
         6.50%, 04/15/12 144A                                                            100,000            103,750
      Nextel Communications, Inc.
         5.95%, 03/15/14                                                                 250,000            246,250
      Niagara Mohawk Power Corporation
         7.75%, 10/01/08                                                               1,340,000          1,526,482
      Northrop Grumman Corporation
         4.08%, 11/16/06                                                                 280,000            284,594
      Omnicare, Inc.
         8.13%, 03/15/11                                                                 239,000            261,108
      Oncor Electric Delivery Co.
         6.38%, 01/15/15                                                                 140,000            154,789
      Pacific Energy Partners LP
         7.13%, 06/15/14 144A                                                             70,000             76,125
      Pacific Gas & Electric Co.
         2.30%, 04/03/06++                                                             1,700,000          1,701,686
         6.05%, 03/01/34(delta)                                                          460,000            469,808
      Panamsat Corporation
         6.38%, 01/15/08                                                                  20,000             20,400
      Patrons' Legacy
         5.65%, 01/17/17 144A                                                            640,000            651,546
      Peabody Energy Corporation
         6.88%, 03/15/13(delta)                                                          165,000            179,025
      Pemex Project Funding Master Trust
         9.13%, 10/13/10                                                               1,075,000          1,281,937
      Penney (JC) Co., Inc.
         8.00%, 03/01/10(delta)                                                          176,000            201,300
      PHH Corporation
         7.13%, 03/01/13                                                                 200,000            229,100
      Plains Exploration & Production Co.

         7.13%, 06/15/14 144A(delta)                                                     100,000            107,750
      Pliant Corporation
         4.54%, 06/15/09 STEP 144A(omega)                                                250,000            215,000
      Popular North America, Inc.
         6.13%, 10/15/06                                                                 200,000            211,332
         4.25%, 04/01/08(delta)                                                          300,000            305,880
         3.88%, 10/01/08                                                                 250,000            250,088
      PP&L Capital Funding Trust I
         7.29%, 05/18/06                                                               1,400,000          1,475,170
      PP&L Capital Funding, Inc.
         7.75%, 04/15/05                                                                 700,000            717,613
      Premium Asset Trust
         2.10%, 11/27/04 144A@++                                                       2,000,000          2,000,328
      Pride International, Inc.
         7.38%, 07/15/14 144A(delta)                                                     130,000            144,950
      Prudential Funding LLC
         6.60%, 05/15/08 144A                                                            600,000            667,308
      PVNGS II Funding Corporation, Inc.
         8.00%, 12/30/15                                                               1,800,000          2,047,639
      Qwest Capital Funding, Inc.
         7.25%, 02/15/11(delta)                                                          200,000            179,500
      Qwest Corporation
         5.63%, 11/15/08(delta)                                                          600,000            591,000
         9.13%, 03/15/12 144A                                                            250,000            276,250
         7.50%, 06/15/23                                                                 500,000            457,500
      Raytheon Co.
         6.00%, 12/15/10                                                                  20,000             21,945
         5.50%, 11/15/12                                                                  10,000             10,491
         5.38%, 04/01/13(delta)                                                          115,000            119,770
      Ryland Group, Inc.
         9.75%, 09/01/10                                                                 136,000            151,470
      Safeco Corporation
         4.20%, 02/01/08                                                                 450,000            458,305
      Sara Lee Corporation
         6.25%, 09/15/11                                                                 240,000            267,027
         3.88%, 06/15/13(delta)                                                          150,000            141,390
      Schuler Homes, Inc.
         9.38%, 07/15/09                                                                  38,000             41,800
      Simon Property Group LP
         7.38%, 01/20/06                                                                 900,000            949,213
      SLM Corporation
         4.12%, 04/01/09++                                                             1,100,000          1,104,422
      Smithfield Foods, Inc.
         7.00%, 08/01/11 144A                                                             30,000             31,500
      Sonat, Inc.
         7.63%, 07/15/11(delta)                                                          460,000            455,400
      Southern California Edison Co.
         6.38%, 01/15/06                                                                 500,000            521,620
      Southern Natural Gas Co.
         8.88%, 03/15/10(delta)                                                          130,000            146,900
         8.00%, 03/01/32(delta)                                                          400,000            415,000
      Sovereign Bancorp, Inc.
         2.10%, 08/25/06++                                                               300,000            299,990
      Sovereign Bank
         5.13%, 03/15/13                                                                  50,000             49,934
         4.38%, 08/01/13++                                                               425,000            426,857
      Sprint Capital Corporation
         4.78%, 08/17/06 STEP                                                            710,000            730,253
         6.00%, 01/15/07                                                                 340,000            360,088
         6.13%, 11/15/08(delta)                                                          510,000            550,985
         8.38%, 03/15/12                                                                 300,000            363,862
         6.88%, 11/15/28                                                                 250,000            263,011
      SPX Corporation
         7.50%, 01/01/13                                                                  75,000             76,594
      Target Corporation
         5.88%, 03/01/12                                                                 460,000            501,478

      TCI Communications Financing III
         9.65%, 03/31/27                                                               2,610,000          3,069,513
      Tenet Healthcare Corporation
         7.38%, 02/01/13(delta)                                                          170,000            160,650
      Tennessee Valley Authority
         6.75%, 11/01/25                                                               1,420,000          1,686,259
         7.13%, 05/01/30                                                               3,360,000          4,171,414
      THL Buildco, Inc.
         8.50%, 09/01/14 144A                                                            125,000            131,563
      Time Warner Entertainment Co. LP
         8.38%, 07/15/33                                                                 320,000            392,919
      Time Warner, Inc.
         6.88%, 05/01/12(delta)                                                          110,000            122,908
         7.70%, 05/01/32                                                               1,310,000          1,528,008
      Triton PCS, Inc.
         8.75%, 11/15/11(delta)                                                          500,000            342,500
      TXU Energy Co. LLC
         2.38%, 01/17/06 144A@++                                                       1,770,000          1,774,651
         7.00%, 03/15/13(delta)                                                          150,000            169,637
      Tyson Foods, Inc.
         7.25%, 10/01/06                                                                 100,000            107,292
         8.25%, 10/01/11(delta)                                                          175,000            207,682
      Unilever Capital Corporation
         7.13%, 11/01/10                                                                 285,000            330,418
      Union Pacific Corporation
         6.65%, 01/15/11(delta)                                                          260,000            289,366
      United Air Lines, Inc.
         9.21%, 01/21/17@#                                                               200,000             80,981
         9.56%, 10/19/18@#                                                               300,000            142,331
      United Telephone Co. of Kansas
         6.89%, 07/01/08@                                                                500,000            530,938
      Ventas Realty LP/Ventas Capital Corporation
         8.75%, 05/01/09                                                                  70,000             78,400
         9.00%, 05/01/12                                                                  20,000             22,900
      Verizon Global Funding Corporation
         6.88%, 06/15/12(delta)                                                          160,000            181,641
         4.38%, 06/01/13(delta)                                                          390,000            376,101
      Verizon New York, Inc.
         6.88%, 04/01/12(delta)                                                          275,000            306,262
      Verizon Wireless Capital LLC
         1.81%, 05/23/05 144A++                                                        1,200,000          1,199,617
      Vintage Petroleum, Inc.
         8.25%, 05/01/12                                                                 250,000            279,375
      Washington Mutual, Inc.
         8.25%, 04/01/10                                                                 250,000            296,213
      Waste Management, Inc.
         7.75%, 05/15/32                                                                 980,000          1,192,261
      Westlake Chemical Corporation
         8.75%, 07/15/11                                                                  22,000             24,805
      Weyerhaeuser Co.
         6.00%, 08/01/06                                                                 200,000            210,302
         6.75%, 03/15/12(delta)                                                          410,000            460,449
      Williams Cos., Inc.
         7.50%, 01/15/31                                                                 270,000            272,700
         7.75%, 06/15/31(delta)                                                          200,000            204,000
         8.75%, 03/15/32(delta)                                                        1,130,000          1,268,425
      Xerox Corporation
         7.13%, 06/15/10(delta)                                                          250,000            268,125
      XTO Energy, Inc.
         7.50%, 04/15/12                                                                  83,000             97,651
         6.25%, 04/15/13(delta)                                                          215,000            235,894
                                                                                                      -------------
TOTAL CORPORATE BONDS
   (Cost $104,599,859)                                                                                  110,793,985
                                                                                                      -------------

FOREIGN BONDS - 11.7%
AUSTRALIA - 0.1%
      QBE Insurance Group, Ltd.
         5.65%, 07/01/23 144A++                                                          625,000            616,604
                                                                                                      -------------
BAHAMAS - 0.0%
      Teekay Shipping Corporation
         8.88%, 07/15/11                                                                 206,000            234,068
                                                                                                      -------------
BERMUDA - 0.6%
      Arch Capital Group, Ltd.
         7.35%, 05/01/34                                                                 550,000            571,326
      Intelsat, Ltd.
         6.50%, 11/01/13                                                                 110,000             90,345
      Tyco International Group SA
         6.38%, 02/15/06                                                                 100,000            104,577
         5.80%, 08/01/06(delta)                                                          800,000            838,105
         6.13%, 11/01/08(delta)                                                           90,000             97,699
         6.75%, 02/15/11                                                                 550,000            619,610
         6.00%, 11/15/13(delta)                                                        2,920,000          3,156,946
                                                                                                      -------------
                                                                                                          5,478,608
                                                                                                      -------------
BRAZIL - 1.1%
      Federal Republic of Brazil
         2.06%, 04/15/06++                                                               704,000            703,285
         14.50%, 10/15/09(delta)                                                         900,000          1,160,999
         12.00%, 04/15/10                                                                410,000            490,565
         2.13%, 04/15/12++                                                               141,177            131,674
         2.19%, 04/15/12                                                                 414,119            384,354
         8.00%, 04/15/14(delta)                                                        4,726,266          4,704,114
         10.13%, 05/15/27(delta)                                                         800,000            852,000
         11.00%, 08/17/40(delta)                                                         695,000            779,964
                                                                                                      -------------
                                                                                                          9,206,955
                                                                                                      -------------
BULGARIA - 0.2%
      Republic of Bulgaria
         2.75%, 07/28/11++                                                               609,700            608,530
         8.25%, 01/15/15 144A                                                            260,000            320,450
         8.25%, 01/15/15                                                                 480,000            595,451
                                                                                                      -------------
                                                                                                          1,524,431
                                                                                                      -------------
CANADA - 0.4%
      Abitibi-Consolidated, Inc.
         8.55%, 08/01/10(delta)                                                           32,000             34,480
         5.38%, 06/15/11++                                                                10,000             10,150
      Bombardier Capital Funding LP
         6.13%, 05/14/07 (E)                                                             250,000            306,022
      Cascades, Inc.
         7.25%, 02/15/13                                                                 199,000            209,448
      Conoco Funding Co.
         7.25%, 10/15/31                                                                 315,000            378,669
      General Motors Nova Scotia Finance Co.
         6.85%, 10/15/08                                                               1,670,000          1,772,363
      Hydro Quebec
         6.30%, 05/11/11                                                                 305,000            342,225
      Rogers Cable, Inc.
         5.50%, 03/15/14(delta)                                                          550,000            508,750
      Rogers Wireless, Inc.
         6.38%, 03/01/14 144A                                                            100,000             92,500
      Sun Media Corporation
         7.63%, 02/15/13(delta)                                                           50,000             53,750
      Western Oil Sands, Inc.
         8.38%, 05/01/12(delta)                                                           95,000            109,963
                                                                                                      -------------
                                                                                                          3,818,320
                                                                                                      -------------
CAYMAN ISLANDS - 0.2%
      ACE, Ltd.
         6.00%, 04/01/07                                                                 350,000            371,069
      Mizuho Financial Group (Cayman), Ltd.
         5.79%, 04/15/14 144A(delta)                                                     500,000            516,807
      Systems 2001 Asset Trust LLC

         6.66%, 09/15/13 144A                                                            976,523          1,085,361
                                                                                                      -------------
                                                                                                          1,973,237
                                                                                                      -------------
COLOMBIA - 0.1%
      Republic of Colombia
         10.50%, 07/09/10(delta)                                                          60,000             69,450
         11.75%, 02/25/20(delta)                                                         605,000            742,638
                                                                                                      -------------
                                                                                                            812,088
                                                                                                      -------------
DOMINICAN REPUBLIC - 0.0%
      Dominican Republic
         9.50%, 09/27/06                                                                 210,000            181,388
                                                                                                      -------------
FRANCE - 0.1%
      Compagnie Generale de Geophysique SA
         10.63%, 11/15/07                                                                 63,000             67,032
      France Telecom
         8.50%, 03/01/11                                                                 450,000            539,370
      Legrand SA
         8.50%, 02/15/25                                                                 250,000            287,500
                                                                                                      -------------
                                                                                                            893,902
                                                                                                      -------------
GERMANY - 4.8%
      Aries Vermogensverwaltungs
         9.60%, 10/25/14 144A(delta)                                                     500,000            563,750
      Bundesobligation
         3.25%, 04/17/09 (E)                                                             620,000            771,199
      Deutsche Bundesrepublik
         3.75%, 01/04/09 (E)                                                          10,010,000         12,730,919
         5.25%, 07/04/10 (E)                                                           3,500,000          4,745,160
         4.50%, 01/04/13 (E)                                                           9,300,000         12,073,772
         6.50%, 07/04/27 (E)                                                           2,300,000          3,616,140
         5.50%, 01/04/31 (E)                                                           4,890,000          6,877,691
      Morgan Stanley (Gazprom)
         9.63%, 03/01/13                                                                  40,000             44,631
                                                                                                      -------------
                                                                                                         41,423,262
                                                                                                      -------------
GUATEMALA - 0.0%
      Republic of Guatemala
         8.13%, 10/06/34 144A@                                                           110,000            112,475
                                                                                                      -------------
IRELAND - 0.0%
      Eircom Funding
         8.25%, 08/15/13                                                                 130,000            143,000
                                                                                                      -------------
ITALY - 0.2%
      Republic of Italy
         5.00%, 12/15/04 (J)                                                          14,000,000            128,257
      Telecom Italia Capital SA
         5.25%, 11/15/13 144A                                                            165,000            168,416
         4.95%, 09/30/14 144A@                                                         1,010,000            999,495
                                                                                                      -------------
                                                                                                          1,296,168
                                                                                                      -------------
JAPAN - 0.3%
      ASIF II
         1.20%, 01/26/05 (J)                                                         229,000,000          2,084,690
      Citigroup, Inc.
         1.28%, 12/28/04 (J)                                                           9,000,000             81,892
                                                                                                      -------------
                                                                                                          2,166,582
                                                                                                      -------------
LUXEMBOURG - 0.0%
      Gaz Capital SA
         8.63%, 04/28/34 144A                                                            110,000            117,425
                                                                                                      -------------
MALAYSIA - 0.1%
      Petronas Capital, Ltd.
         7.88%, 05/22/22 144A                                                            430,000            516,359
                                                                                                      -------------
MEXICO - 1.3%
      America Movil SA de CV
         4.13%, 03/01/09 144A(delta)                                                     850,000            830,868
      Government of Mexico
         8.00%, 12/19/13 (M)                                                          30,900,000          2,385,087
      Telefonos de Mexico SA de CV
         8.25%, 01/26/06                                                                 650,000            694,777
      United Mexican States
         7.50%, 01/14/12                                                                 750,000            847,125

         11.50%, 05/15/26(delta)                                                       2,510,000          3,783,825
         8.30%, 08/15/31                                                                 220,000            250,800
         7.50%, 04/08/33(delta)                                                        1,932,000          2,035,362
                                                                                                      -------------
                                                                                                         10,827,844
                                                                                                      -------------
NETHERLANDS - 0.2%
      Deutsche Telekom International Finance BV
         8.25%, 06/15/05                                                                 225,000            233,738
         8.75%, 06/15/30                                                                 600,000            777,845
      TPSA Finance BV
         7.75%, 12/10/08 144A                                                            375,000            419,500
                                                                                                      -------------
                                                                                                          1,431,083
                                                                                                      -------------
PANAMA - 0.2%
      Republic of Panama
         8.25%, 04/22/08                                                                 520,000            574,600
         9.63%, 08/08/11                                                                 110,000            126,775
         10.75%, 05/15/20(delta)                                                         397,000            478,385
         9.38%, 01/16/23                                                                 550,000            602,250
                                                                                                      -------------
                                                                                                          1,782,010
                                                                                                      -------------
PERU - 0.1%
      Republic of Peru
         5.00%, 03/07/17++                                                               290,400            269,549
         5.00%, 03/07/17 144A++                                                          528,000            484,440
         8.75%, 11/21/33                                                                  60,000             59,850
                                                                                                      -------------
                                                                                                            813,839
                                                                                                      -------------
QATAR - 0.0%
      State of Qatar
         9.75%, 06/15/30                                                                 140,000            200,410
                                                                                                      -------------
RUSSIA - 0.7%
      Russian Federation
         8.25%, 03/31/10                                                                  70,000             76,294
         5.00%, 03/31/30 STEP                                                          6,470,000          6,239,668
                                                                                                      -------------
                                                                                                          6,315,962
                                                                                                      -------------
SINGAPORE - 0.1%
      DBS Bank, Ltd.
         5.00%, 11/15/19 144A@++                                                         750,000            735,237
                                                                                                      -------------
SOUTH KOREA - 0.0%
      Export-Import Bank of Korea
         5.25%, 02/10/14 144A(delta)                                                     235,000            238,644
      Korea Assset Funding, Ltd.
         3.94%, 02/10/09 144A++                                                           49,725             49,476
                                                                                                      -------------
                                                                                                            288,120
                                                                                                      -------------
SUPRANATIONAL - 0.2%
      European Investment Bank
         0.88%, 11/08/04 (J)                                                          21,000,000            190,685
      International Bank for Reconstruction &
      Development
         4.75%, 12/20/04 (J)                                                         135,000,000          1,237,005
                                                                                                      -------------
                                                                                                          1,427,690
                                                                                                      -------------
TURKEY - 0.0%
      Republic of Turkey
         7.25%, 03/15/15 +                                                               210,000            207,003
                                                                                                      -------------
UNITED KINGDOM - 0.7%
      BP Capital Markets PLC
         2.75%, 12/29/06                                                                 740,000            737,905
      HSBC Capital Funding LP
         4.61%, 12/29/49 144A++                                                          960,000            924,948
      United Kingdom Treasury Note
         5.00%, 03/07/12 (U)                                                           2,300,000          4,207,398
                                                                                                      -------------
                                                                                                          5,870,251
                                                                                                      -------------
VENEZUELA - 0.0%
      Petrozuata Finance, Inc.
         8.22%, 04/01/17 144A                                                            140,000            137,900
                                                                                                      -------------
TOTAL FOREIGN BONDS
   (Cost $94,821,011)                                                                                   100,552,221
                                                                                                      -------------

MORTGAGE-BACKED SECURITIES - 26.1%

      ABN Amro Mortgage Corporation
         15.35%, 06/25/33 IO@(omega)                                                   1,075,461            152,634
      Bear Stearns Adjustable Rate Mortgage Trust
         5.64%, 02/25/33++                                                               678,531            679,579
         3.52%, 06/25/34++                                                             2,900,000          2,827,016
      Bear Stearns Alt-A Trust
         2.16%, 02/25/34 STEP                                                            843,259            842,551
      Chevy Chase Funding LLC
         2.19%, 07/25/34                                                               2,481,784          2,483,398
      Commerical Mortgage Asset Trust
         7.55%, 01/17/10++                                                               440,000            504,201
      Credit-Based Asset Servicing and Securitization
         2.13%, 08/25/33++                                                               637,676            638,456
      CS First Boston Mortgage Securities Corporation
         (19.29%), 04/25/33 IO@(omega)                                                   266,013             16,606
         (33.00%), 05/25/33 IO@(omega)                                                   236,444             20,546
         (1.66%), 06/25/33 IO@(omega)                                                    232,413             13,535
         12.50%, 07/25/33 IO@(omega)                                                   1,340,051             15,297
         13.29%, 07/25/33 IO@(omega)                                                   1,093,703            164,888
         16.08%, 08/25/33 IO@(omega)                                                   1,451,830             11,680
         2.17%, 03/25/34++                                                               768,048            769,378
      Federal Home Loan Mortgage Corporation
         8.00%, 10/01/07                                                                   1,255              1,263
         5.50%, 08/15/14                                                               1,520,911          1,542,182
         7.00%, 11/01/14                                                                 314,902            334,013
         7.00%, 04/01/15                                                                 181,436            192,447
         8.00%, 06/01/15                                                                  11,718             12,290
         7.00%, 12/01/15                                                                 137,078            145,388
         6.00%, 04/15/16                                                                 647,975            659,799
         8.50%, 06/01/16                                                                  28,711             31,745
         8.50%, 06/01/18                                                                  23,898             26,424
         0.08%, 04/15/22 PO@(omega)                                                       86,468             86,251
         8.00%, 08/01/24                                                                  17,994             19,676
         6.50%, 09/01/25                                                                 172,197            181,436
         6.50%, 04/01/29                                                                 174,579            183,493
         6.50%, 06/01/29                                                                 195,641            205,630
         6.50%, 07/01/29                                                                 443,283            465,916
         7.50%, 11/01/29                                                                  57,985             62,258
         7.50%, 12/01/29                                                                  89,202             95,776
         6.50%, 01/01/31                                                                 196,203            205,995
         7.50%, 02/01/31                                                                 116,210            124,729
         6.50%, 08/01/31                                                                 108,601            114,015
         0.00%, 08/15/31 IO@(omega)                                                    1,063,976            137,042
         7.50%, 11/01/31                                                                  62,036             66,584
         6.50%, 03/01/32                                                                 469,790            493,215
         6.50%, 06/01/32                                                                 335,901            352,650
         6.50%, 08/01/32                                                               4,807,062          5,046,726
         6.50%, 09/01/32                                                                 769,105            807,455
         6.50%, 02/01/34                                                               2,847,773          2,989,772
         6.50%, 07/01/34                                                               2,997,650          3,147,856
         7.00%, 10/01/34 TBA                                                           1,000,000          1,060,312
      Federal Housing Administration
         7.43%, 10/01/18                                                                 427,327            427,327
      Federal National Mortgage Association
         6.50%, 04/26/06                                                                 500,000            519,693
         28.47%, 10/25/08 IO@(omega)                                                     793,574            111,629
         6.50%, 03/25/11                                                               2,626,884          2,639,749
         8.00%, 06/01/15                                                                 128,304            137,047
         8.00%, 06/15/15                                                                  78,396             83,738
         8.00%, 07/01/15                                                                 303,840            324,545
         8.00%, 09/01/15                                                                 180,864            193,189
         6.00%, 10/25/15                                                                 893,440            906,366
         6.00%, 05/01/16                                                                 450,371            472,568

         6.00%, 07/01/16                                                                 105,961            111,183
         6.00%, 02/01/17                                                                 825,730            866,136
         5.00%, 12/01/17                                                                 259,639            264,121
         5.50%, 02/01/18                                                                 379,859            393,064
         8.01%, 08/25/21 IO@(omega)                                                          606             12,919
         8.50%, 10/25/21 IO@(omega)                                                        1,162             21,764
         19.95%, 01/25/22++                                                              546,035            659,267
         3.69%, 03/25/22++                                                               728,922            730,031
         9.50%, 05/01/22                                                                  15,891             17,941
         3.05%, 07/01/22++                                                                84,326             85,766
         7.00%, 09/25/22                                                                  55,743             55,666
         7.00%, 12/25/22                                                                  20,767             20,738
         6.00%, 01/01/23                                                                 345,938            360,699
         9.50%, 07/01/24                                                                  31,944             35,968
         3.01%, 07/01/27                                                                  79,692             80,931
         3.01%, 11/01/27                                                                 181,261            184,080
         6.50%, 06/01/28                                                                   5,909              6,202
         6.50%, 12/25/28                                                                 287,322            290,539
         6.50%, 02/01/29                                                                 620,130            652,029
         8.00%, 10/01/30                                                                 217,220            236,322
         2.26%, 10/18/30++                                                               178,669            179,748
         3.01%, 01/01/31++                                                                62,558             63,505
         6.15%, 05/01/31++                                                               116,660            118,860
         6.50%, 05/01/31                                                                 870,895            914,134
         6.50%, 09/01/31                                                                 435,724            457,357
         6.50%, 10/01/31                                                                 309,753            325,131
         6.50%, 12/01/31                                                                 430,239            451,599
         15.30%, 12/25/31 IO@(omega)                                                     954,254            116,536
         6.00%, 01/01/32                                                                 222,784            230,878
         6.00%, 03/01/32                                                                 754,576            782,067
         6.50%, 03/01/32                                                                 960,213          1,009,306
         8.00%, 03/01/32                                                                  21,028             22,760
         6.00%, 04/01/32                                                               1,482,447          1,536,171
         6.50%, 04/01/32                                                                 269,348            282,725
         6.50%, 05/01/32                                                                  63,018             66,148
         3.01%, 06/01/32++                                                                90,217             91,604
         3.05%, 08/01/32++                                                                85,775             87,221
         5.35%, 08/01/32++                                                               746,076            770,021
         6.50%, 08/01/32                                                                 270,511            283,947
         6.50%, 09/01/32                                                                 505,383            530,475
         6.50%, 01/01/33                                                                 639,623            671,391
         3.05%, 05/01/33++                                                               174,717            177,541
         4.50%, 08/01/33                                                               3,562,709          3,439,822
         6.50%, 07/01/34                                                                 554,312            581,843
         4.50%, 10/14/34 TBA                                                          14,000,000         13,479,367
         5.50%, 10/14/34 TBA                                                          36,000,000         36,472,500
         4.58%, 08/01/35++                                                               597,147            612,926
         3.01%, 11/01/35++                                                                83,575             85,001
         4.10%, 05/01/36++                                                             1,010,311          1,037,162
         4.52%, 07/01/36++                                                             1,210,621          1,242,719
         3.01%, 12/01/37++                                                               331,714            337,436
         3.01%, 01/01/38++                                                               161,140            163,932
         3.01%, 11/01/40++                                                               181,537            184,709
      FFCA Secured Lending Corporation
         8.00%, 07/18/20 IO 144A@++(omega)                                              3,542,224            167,795
      Financial Asset Securitization, Inc.
         7.25%, 07/25/27                                                                  78,856             78,745
      First Nationwide Trust
         8.50%, 09/25/31                                                                 105,152            105,963
      First Union Commercial Mortgage Securities, Inc.
         7.38%, 04/18/07                                                               5,476,918          5,910,013
      First Union National Bank Commercial Mortgage
      Trust
         7.20%, 09/15/10                                                               1,500,000          1,721,399
      GMAC Commercial Mortgage Securities, Inc.

         6.87%, 08/15/07                                                                 511,218            550,903
      Government National Mortgage Association
         29.27%, 02/08/06++                                                              514,224            714,945
         7.00%, 10/15/25                                                                  86,372             92,481
         7.00%, 01/15/26                                                                  71,570             76,567
         7.00%, 07/15/27                                                                 496,516            530,767
         7.00%, 12/15/27                                                                   6,687              7,148
         7.00%, 01/15/28                                                                  55,048             58,788
         7.00%, 03/15/28                                                                 659,152            704,665
         13.07%, 06/20/28 IO@(omega)                                                     128,199              2,618
         7.00%, 07/15/28                                                                  87,378             93,314
         7.50%, 07/15/28                                                                  63,651             68,632
         6.50%, 08/15/28                                                                  89,557             94,774
         7.00%, 08/15/28                                                                 110,205            117,692
         7.50%, 08/15/28                                                                  74,548             80,381
         6.50%, 09/15/28                                                                 328,436            347,569
         6.00%, 09/20/28                                                                 165,905            166,108
         7.00%, 10/15/28                                                                 176,534            188,526
         7.50%, 12/15/28                                                                  21,120             22,773
         6.00%, 02/20/29                                                                 154,098            154,834
         7.50%, 03/15/29                                                                 163,107            175,952
         7.50%, 11/15/29                                                                 129,180            139,222
         4.00%, 11/20/29++                                                               434,522            438,613
         7.50%, 02/15/30                                                                  29,866             32,181
         8.50%, 08/15/30                                                                  17,636             19,376
         6.50%, 08/20/30                                                                 179,740            180,811
         8.50%, 11/20/30                                                                 120,060            131,422
         7.50%, 02/15/31                                                                  66,937             72,097
         6.50%, 08/15/31                                                                 661,687            698,658
         7.50%, 08/15/31                                                                 431,951            465,248
         6.50%, 10/15/31                                                               1,040,724          1,099,050
         6.00%, 11/15/31                                                               1,678,696          1,742,587
         6.50%, 11/15/31                                                                 663,271            700,330
         6.00%, 12/15/31                                                                 740,028            768,193
         6.00%, 01/15/32                                                               1,304,283          1,354,371
         6.00%, 02/15/32                                                               1,433,539          1,488,099
         6.50%, 02/15/32                                                               1,438,607          1,519,205
         7.50%, 02/15/32                                                                  47,776             51,455
         6.00%, 04/15/32                                                               1,412,501          1,466,746
         6.50%, 04/15/32                                                               1,261,512          1,331,996
         7.50%, 04/15/32                                                                 355,358            382,717
         6.50%, 06/15/32                                                               3,973,094          4,195,790
         6.50%, 07/15/32                                                                 630,009            665,210
         6.50%, 08/15/32                                                               2,472,678          2,610,833
         6.50%, 09/15/32                                                               1,844,692          1,947,759
         6.00%, 10/15/32                                                               1,377,074          1,429,485
         6.00%, 11/15/32                                                               1,888,000          1,959,991
         6.00%, 12/15/32                                                                 738,949            767,074
         6.50%, 12/15/32                                                                  68,521             72,349
         6.00%, 01/15/33                                                                 753,294            781,965
         6.00%, 02/15/33                                                                 581,788            603,931
         6.50%, 03/15/33                                                                 717,588            757,682
         6.50%, 04/15/33                                                               4,757,631          5,023,454
         6.00%, 05/15/33                                                               6,936,893          7,200,912
         6.50%, 05/15/33                                                                 686,619            724,983
         6.00%, 06/15/33                                                                 804,248            834,857
         5.00%, 08/15/33                                                               1,793,703          1,787,268
         5.00%, 09/15/33                                                               2,187,419          2,179,571
         5.00%, 10/15/33                                                                 663,160            660,780
         6.00%, 10/15/33                                                               2,276,108          2,362,737
         6.50%, 10/15/33                                                                 872,799            921,565
         6.00%, 12/15/33                                                               2,678,808          2,780,764
         6.00%, 10/01/34 TBA                                                          10,800,000         11,191,501
         5.50%, 10/21/34 TBA                                                          16,000,000         16,270,000
      Impac CMB Trust
         2.12%, 08/25/32++                                                             1,000,466          1,001,317

         2.30%, 03/25/33++                                                               629,465            631,651
         2.21%, 10/25/34++                                                             1,500,000          1,500,000
      Indymac ARM Trust
         4.50%, 09/28/31                                                                 139,605            139,535
      LB-UBS Commercial Mortgage Trust
         5.81%, 06/15/36 IO 144A@+(omega)                                              5,340,502            272,735
      Lomas & Nettleton Financial Corporation
         9.50%, 12/01/04 @+                                                                7,852              7,884
      Merrill Lynch Mortgage Investors, Inc.
         5.30%, 05/25/32++                                                               128,781            128,315
      MLCC Mortgage Investors, Inc.
         2.45%, 09/25/27 STEP                                                          3,500,000          3,500,000
         2.23%, 03/25/28++                                                             1,072,968          1,076,253
         2.36%, 03/25/28++                                                               383,203            385,759
         2.17%, 01/01/49++                                                               796,433            799,027
      Nomura Asset Securities Corporation
         7.07%, 04/13/36                                                                 410,485            424,378
         7.12%, 04/13/36                                                               2,000,000          2,118,079
      Residential Asset Mortgage Products, Inc.
         1.57%, 07/25/41                                                               1,852,183          1,853,757
      Residential Asset Securitization Trust
         2.29%, 04/25/33++                                                               544,175            544,626
      Sequoia Mortgage Trust
         2.35%, 09/20/34++                                                               992,913            993,493
         2.53%, 11/20/34 STEP                                                          2,000,000          2,000,000
      Structured Asset Securities Corporation
         7.50%, 07/25/16                                                                 166,238            166,055
      Washington Mutual
         16.67%, 01/25/08 IO@++(omega)                                                 1,476,099             24,554
         19.34%, 05/25/08 IO@++(omega)                                                 2,952,118             14,627
         19.08%, 06/25/08 IO@++(omega)                                                 4,792,314             54,317
         4.68%, 02/25/33++                                                               327,992            333,092
         3.50%, 01/25/41++                                                               388,264            390,927
         2.78%, 06/25/42++                                                               977,235            986,857
         2.78%, 08/25/42++                                                               996,133          1,014,283
         16.72%, 01/01/49 IO@++(omega)                                                 3,588,105             20,191
      Wells Fargo Mortgage Backed Securities Trust
         3.54%, 09/25/34++                                                             2,440,000          2,368,178
                                                                                                      -------------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $220,903,874)                                                                                  222,435,942
                                                                                                      -------------
MUNICIPAL BONDS - 1.4%

      Florida State Board of Education, Series A General
      Obligation Bond (Callable 06/01/12 @ $101)
         5.00%, 06/01/32                                                               1,200,000          1,229,580
      Las Vegas Valley, Nevada Water District, Series A
      General Obligation Bond (FGIC Insured) (Callable
      12/01/12 @ $100)
         5.00%, 06/01/32                                                               1,000,000          1,013,300
      Massachusetts State Special Obligation, Series A
      Revenue Bond (FGIC Insured) (Callable 06/01/12 @
      $100)
         5.00%, 06/01/21                                                               2,945,000          3,117,489
      Massachusetts State Water Resources Authority,
      Series J Revenue Bond (FSA Insured) (Callable 08/01/12
      @ $100)
         5.00%, 08/01/32                                                               1,250,000          1,279,975
      Minnesota State General Obligation Bond (Callable
      10/01/11 @ $100)
         5.00%, 10/01/20                                                                 200,000            213,092
      New York State Urban Development Corporation,
      Series A Revenue Bond (Callable 03/15/12 @ $100)

         5.13%, 03/15/22                                                               1,500,000          1,576,140
      South Carolina Transportation Infrastructure Bank,
      Series A Revenue Bond (AMBAC Insured) (Callable
      10/01/11 @ $100)
         5.00%, 10/01/23                                                               2,700,000          2,813,049
      Virginia State Housing Development Authority,
      Commonwealth Mortgage, Series H Revenue Bond
      (MBIA Insured) (Callable 07/01/11 @ $100)
         5.38%, 07/01/36                                                               1,000,000          1,026,900
                                                                                                      -------------
TOTAL MUNICIPAL BONDS
   (Cost $11,676,365)                                                                                    12,269,525
                                                                                                      -------------
OPTIONS - 0.0%
CALL OPTIONS - 0.0%
      90-Day LIBOR Future, Strike Price $94.25, Expires 12/15/04                             136                  0
      90-Day LIBOR Future, Strike Price $93.25, Expires 09/21/05                             133                  0
                                                                                                      -------------
                                                                                                                  0
                                                                                                      -------------
CALL SWAPTIONS - 0.0%
      3-Month LIBOR, Strike Price $5.75, Expires 04/27/09                                    280            227,271
                                                                                                      -------------
PUT OPTIONS - 0.0%
      Euro-Bund Future, Strike Price $106.00, Expires 11/23/04                                99              1,921
                                                                                                      -------------
PUT SWAPTIONS - 0.0%
      3-Month LIBOR, Strike Price $6.25, Expires 04/27/09                                    280            164,091
                                                                                                      -------------
TOTAL OPTIONS
   (Cost $346,179)                                                                                          393,283
                                                                                                      -------------

                                                                                       SHARES
                                                                                    ------------
RIGHTS - 0.0%

      United Mexican States Recovery Rights Series C, 06/30/05*                        1,100,000             22,275
      United Mexican States Recovery Rights Series D, 06/30/06*                        1,100,000             27,225
      United Mexican States Recovery Rights Series E, 06/30/07*                        1,100,000             23,925
                                                                                                      -------------
TOTAL RIGHTS
   (Cost $0)                                                                                                 73,425
                                                                                                      -------------

                                                                                       PAR
                                                                                    -----------
SECURITIES SOLD SHORT - (0.4)%

      Federal National Mortgage Association
         6.50%, 10/01/34 TBA
   (Cost $(3,149,062))                                                               (3,000,000)         (3,146,250)
                                                                                                      -------------

                                                                                       SHARES
                                                                                    ------------
SHORT-TERM INVESTMENTS - 30.0%

      AB Funds Trust - Money Market Fund (Retirement Class)(infinity)                 96,477,459         96,477,459
      Northern Institutional Liquid Assets Portfolio (section)                       159,147,895        159,147,895
                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $255,625,352)                                                                                  255,625,354
                                                                                                      -------------

                                                                                         PAR
                                                                                    ------------
U.S. TREASURY OBLIGATIONS - 17.9%

      U.S. Treasury Bills

         1.47%, 11/04/04(delta)                                                       14,100,000         14,081,044
         1.55%, 12/02/04++++                                                              30,000             29,918
         1.56%, 12/02/04                                                                 130,000            129,646
         1.63%, 12/16/04++++                                                           1,205,000          1,200,902
         1.65%, 12/16/04++++                                                              30,000             29,898
         1.67%, 12/16/04                                                                 120,000            119,592
                                                                                                      -------------
                                                                                                         15,591,000
                                                                                                      -------------
      U.S. Treasury Bonds
         4.25%, 08/15/14(delta)                                                       10,430,000         10,542,456
         7.88%, 02/15/21(delta)                                                        7,900,000         10,692,468
         5.50%, 08/15/28(delta)                                                          250,000            268,819
         5.38%, 02/15/31(delta)                                                        9,360,000         10,029,830
                                                                                                      -------------
                                                                                                         31,533,573
                                                                                                      -------------
      U.S. Treasury Inflationary Index Bonds
         3.38%, 01/15/07++++                                                           2,120,000          2,708,605
         3.63%, 01/15/08(delta)                                                       10,800,000         13,890,275
         3.88%, 01/15/09(delta)                                                          140,000            182,074
         4.25%, 01/15/10(delta)                                                        1,120,000          1,463,773
         1.88%, 07/15/13(delta)                                                        1,150,000          1,206,495
         2.38%, 01/15/25                                                               2,990,000          3,130,873
         3.88%, 04/15/29(delta)                                                       11,038,000         16,872,898
         3.38%, 04/15/32(delta)                                                           60,000             72,540
                                                                                                      -------------
                                                                                                         39,527,533
                                                                                                      -------------
      U.S. Treasury Notes
         1.63%, 04/30/05(delta)                                                        2,300,000          2,295,508
         2.38%, 08/31/06(delta)                                                        7,000,000          6,976,214
         2.50%, 09/30/06(delta)                                                        7,400,000          7,386,406
         2.75%, 08/15/07(delta)                                                        9,000,000          8,978,211
         3.25%, 08/15/08(delta)                                                          690,000            693,478
         2.63%, 03/15/09(delta)                                                          480,000            467,400
         4.00%, 06/15/09(delta)                                                        6,740,000          6,938,520
         3.63%, 07/15/09(delta)                                                          820,000            830,186
         3.38%, 09/15/09(delta)                                                          590,000            590,300
         5.75%, 08/15/10                                                                 475,000            529,681
         4.25%, 08/15/13(delta)                                                          200,000            203,055
         4.75%, 05/15/14(delta)                                                        1,080,000          1,134,001
                                                                                                      -------------
                                                                                                         37,022,960
                                                                                                      -------------
      U.S. Treasury STRIPS
         4.06%, 05/15/12(omega)(delta)                                                 5,000,000          3,677,851
         4.38%, 05/15/14(omega)                                                        1,800,000          1,186,351
         4.00%, 02/15/15(omega)(delta)                                                 2,600,000          1,938,836
         4.73%, 11/15/16(omega)(delta)                                                   900,000            510,652
         4.74%, 05/15/17(omega)(delta)                                                 5,850,000          3,234,564
         4.77%, 05/15/17(omega)                                                        2,000,000          1,100,396
         5.06%, 05/15/20(omega)(delta)                                                 7,600,000          3,486,933
         5.08%, 08/15/20(omega)                                                        8,300,000          3,749,284
         5.16%, 11/15/21(omega)(delta)                                                16,280,000          6,816,224
         5.20%, 11/15/22(omega)                                                        2,800,000          1,106,355
         5.21%, 02/15/23(omega)(delta)                                                    90,000             35,046
         5.24%, 02/15/25(omega)(delta)                                                   850,000            296,331
         5.26%, 08/15/25(omega)(delta)                                                 1,900,000            645,476
         5.27%, 05/15/26(omega)(delta)                                                 1,500,000            487,107
         5.26%, 11/15/26(omega)(delta)                                                 1,700,000            539,041
         5.28%, 11/15/26(omega)                                                        3,600,000          1,136,588
         5.27%, 08/15/27(omega)                                                          150,000             45,746
                                                                                                      -------------
                                                                                                         29,992,781
                                                                                                      -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $150,475,344)                                                                                  153,667,847
                                                                                                      -------------
TOTAL INVESTMENTS -- 129.0%
   (Cost $1,086,915,782)                                                                              1,105,024,088

                                                                                     NUMBER OF
                                                                                     CONTRACTS            VALUE
                                                                                    -----------       -------------
WRITTEN OPTIONS - (0.3)%

CALL OPTIONS - 0.0%
      10-Year U.S. Treasury Note Futures, Strike Price
      $114.00, Expires 11/26/04                                                             (56)            (32,375)
      10-Year U.S. Treasury Note Futures, Strike Price
      $115.00, Expires 11/26/04                                                            (147)            (48,234)
      U.S. Treasury Bond Future, Strike Price $109.00,
      Expires 11/26/04                                                                      (34)           (125,906)
                                                                                                      -------------
                                                                                                           (206,515)
                                                                                                      -------------
CALL SWAPTIONS - (0.3)%
      3-Month LIBOR, Strike Price $4.00, Expires 07/03/06                                (1,380)           (175,136)
      3-Month LIBOR, Strike Price $4.00, Expires 09/23/05                                (1,700)           (191,216)
      3-Month LIBOR, Strike Price $4.00, Expires 10/07/04                                  (260)                 (3)
      3-Month LIBOR, Strike Price $4.00, Expires 11/02/04                                  (650)            (15,977)
      3-Month LIBOR, Strike Price $5.50, Expires 01/07/05                                  (900)           (655,272)
      3-Month LIBOR, Strike Price $5.97, Expires 10/04/04                                  (890)           (980,100)
      3-Month LIBOR, Strike Price $6.00, Expires 10/19/04                                  (260)           (287,102)
                                                                                                      -------------
                                                                                                         (2,304,806)
                                                                                                      -------------
PUT OPTIONS - 0.0%
      10-Year U.S. Treasury Note Futures, Strike Price
      $103.00, Expires 11/26/04                                                             (29)               (453)
      10-Year U.S. Treasury Note Futures, Strike Price
      $108.00, Expires 11/26/04                                                             (22)             (2,062)
      10-Year U.S. Treasury Note Futures, Strike Price
      $109.00, Expires 11/26/04                                                             (57)             (8,906)
                                                                                                      -------------
                                                                                                            (11,421)
                                                                                                      -------------
PUT SWAPTIONS - 0.0%
      3-Month LIBOR, Strike Price $5.25, Expires 11/02/04                                  (480)               (782)
      3-Month LIBOR, Strike Price $5.97, Expires 10/04/04                                  (890)                  0
      3-Month LIBOR, Strike Price $6.00, Expires 07/03/06                                (1,380)           (208,932)
      3-Month LIBOR, Strike Price $6.00, Expires 10/07/04                                  (260)                 (1)
      3-Month LIBOR, Strike Price $6.00, Expires 10/19/04                                  (260)                  0
      3-Month LIBOR, Strike Price $7.00, Expires 01/07/05                                  (900)                (19)
      3-Month LIBOR, Strike Price $7.00, Expires 09/23/05                                  (330)             (5,821)
                                                                                                      -------------
                                                                                                           (215,555)
                                                                                                      -------------
TOTAL WRITTEN OPTIONS
   (Cost $(2,830,255))                                                                                   (2,738,297)
                                                                                                      -------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (28.7%)                                                       (246,062,862)
                                                                                                      -------------
NET ASSETS -- 100.0%                                                                                  $ 856,222,929
                                                                                                      =============

Swap agreements outstanding at September 30, 2004:

                                                                                                         UNREALIZED APPRECIATION/
DESCRIPTION                                                         EXPIRATION DATE    NOTIONAL VALUE         (DEPRECIATION)
-----------                                                         ---------------    --------------    ------------------------
BRITISH POUNDS

Receive fixed rate payments of 4.25% and pay variable rate
payments on the six month LIBOR floating rate (c)                       03/16/05           2,800,000           $     (17,273)
Receive fixed rate payments of 4.00% and pay variable rate
payments on the six month LIBOR floating rate (g)                       03/17/05           2,400,000                 (19,653)
Receive fixed rate payments of 5.00% and pay variable rate
payments on the six month LIBOR floating rate (h)                       06/15/08           8,300,000                 (48,453)
Receive variable rate payments on the six month LIBOR floating
rate and pay fixed rate payments of 5.00% (d)                           06/18/34          (1,100,000)                (53,107)
Receive variable rate payments on the six month LIBOR floating
rate and pay fixed rate payments of 5.00% (b)                           06/18/34            (900,000)                (43,451)
Receive variable rate payments on the six month LIBOR floating
rate and pay fixed rate payments of 5.00% (d)                           03/15/32          (2,500,000)               (100,756)
                                                                                                               -------------
                                                                                                                    (282,693)
                                                                                                               -------------
EURODOLLARS

Receive fixed rate payments of 4.50% and pay variable rate payments

on the six month LIBOR floating rate (h)                                06/18/07          13,700,000                 698,200
Receive fixed rate payments of 4.00% and pay variable rate
payments on the six month LIBOR floating rate (g)                       03/15/07             900,000                  21,977
Receive fixed rate payments of 4.00% and pay variable rate
payments on the six month LIBOR floating rate (h)                       03/15/07             600,000                  14,651
Receive fixed rate payments of 4.00% and pay variable rate
payments on the six month LIBOR floating rate (d)                       03/15/07             700,000                  17,093
Receive fixed rate payments of 4.00% and pay variable rate
payments on the six month LIBOR floating rate (d)                       12/21/07           5,900,000                  82,138
Receive fixed rate payments of 4.00% and pay variable rate
payments on the six month LIBOR floating rate (a)                       12/21/07           3,500,000                  48,726
Receive fixed rate payments of 4.00% and pay variable rate
payments on the six month LIBOR floating rate (a)                       06/17/10           1,000,000                  14,306
Receive fixed rate payments of 4.00% and pay variable rate
payments on the six month LIBOR floating rate (h)                       06/17/10          27,000,000                 386,254
Receive fixed rate payments of 4.00% and pay variable rate
payments on the six month LIBOR floating rate (b)                       06/17/10           4,800,000                  68,667
Receive fixed rate payments of 6.00% and pay variable rate
payments on the six month LIBOR floating rate (g)                       06/18/34           2,900,000                 191,225
Receive fixed rate payments of 6.00% and pay variable rate
payments on the six month EBOR floating rate (g)                        03/15/32           3,000,000                 128,404
Receive variable rate payments on the six month LIBOR floating
rate and pay fixed rate payments of 5.00% (f)                           06/17/12         (10,900,000)             (1,024,951)
Receive variable rate payments on the six month LIBOR floating
rate and pay fixed rate payments of 5.50% (e)                           12/15/31          (7,000,000)             (1,067,908)
Receive variable rate payments on the six month LIBOR floating
rate and pay fixed rate payments of 5.00% (g)                           06/17/12         (19,700,000)             (1,852,434)
                                                                                                               -------------
                                                                                                                  (2,273,652)
                                                                                                               -------------
U.S. DOLLARS

Receive fixed rate payments of 5.00% and pay variable rate
payments on the three month LIBOR floating rate (a)                     12/15/14        $ 29,300,000                 856,650
Receive fixed rate payments of 4.00% and pay variable rate
payments on the three month LIBOR floating rate (b)                     12/15/09          13,800,000                  49,208
Receive fixed rate payments of 4.00% and pay variable rate
payments on the three month LIBOR floating rate (b)                     12/15/06           7,900,000                 134,529
Receive fixed rate payments of 4.00% and pay variable rate
payments on the three month LIBOR floating rate (h)                     12/15/09          26,200,000                  93,424
Receive fixed rate payments of 4.00% and pay variable rate
payments on the three month LIBOR floating rate (d)                     12/15/06           2,850,000                  48,533
Receive fixed rate payments of 1.30% and pay floating par
in event of default on United Mexican States, 11.50% due
05/15/26 (a)                                                            01/27/05           1,000,000                   3,905
Receive variable rate payments on the three month LIBOR floating
rate and pay fixed rate payments of 5.00% (h)                           06/16/24         (19,100,000)                348,086
Receive payments based on the return of the Lehman Brothers
ERISA-eligible CMBS Index and pay variable rate payments on
the one month LIBOR floating rate less 0.40% basis
points spread (i)                                                       03/01/05           4,200,000                       0
Receive floating par in event of default on Radioshack
Corporation, 7.375% due 05/15/11 and pay fixed rate payments
of 0.37% (b)                                                            12/20/08            (300,000)                    391
Receive floating par in event of default on Emerson Electric
Co., 4.625% due 10/15/12 and pay fixed rate payments of 0.22% (c)       12/20/08            (300,000)                   (353)
Receive floating par in event of default on Devon Financing
Corporation,

6.875% due 09/30/11 and pay fixed rate payments of 0.35% (h)            12/20/08            (500,000)                  2,033
Receive floating par in event of default on Anadarko Petroleum
Corporation, 5.00% due 10/01/12 and pay fixed rate payments
of 0.27% (h)                                                            12/20/08            (300,000)                    155
Receive floating par in event of default on Carnival Corporation,
6.15% due 04/15/08 and pay fixed rate payments of 0.44% (b)             12/20/08            (300,000)                   (678)
Receive floating par in event of default on Countrywide Home Loan,
6.25% due 04/15/09 and pay fixed rate payments of 0.42% (c)             12/20/08            (300,000)                   (734)
Receive floating par in event of default on Occidental Petroleum,
6.75% due 01/15/12 and pay fixed rate payments of 0.28% (h)             12/20/08            (300,000)                   (290)
Receive floating par in event of default on Kroger Co.,
6.75% due 04/15/12 and pay fixed rate payments of 0.53% (c)             12/20/08            (300,000)                   (558)
                                                                                                               -------------
                                                                                                                   1,534,301
                                                                                                               -------------
                                                                                                               $  (1,022,044)
                                                                                                               =============

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                      PAR               VALUE
------------------                                                                  -----------       -------------
AGENCY OBLIGATIONS - 2.7%

      Federal Home Loan Mortgage Corporation
         4.63%, 02/15/07 (E)                                                        $  1,250,000      $   1,615,832
      Federal National Mortgage Association
         3.51%, 10/29/07 (N)(omega)(delta)                                             4,815,000          2,658,646
         5.25%, 01/15/09(delta)                                                          250,000            266,522
         2.29%, 02/19/09 (G)                                                           2,500,000          1,467,350
         5.50%, 03/15/11(delta)                                                        6,000,000          6,468,511
                                                                                                      -------------
TOTAL AGENCY OBLIGATIONS
   (Cost $11,588,770)                                                                                    12,476,861
                                                                                                      -------------
ASSET-BACKED SECURITIES - 0.4%

      Community Program Loan Trust
         4.50%, 04/01/29
   (Cost $1,655,436)                                                                   1,950,000          1,836,972
                                                                                                      -------------
CORPORATE BONDS - 13.8%

      Agilysys, Inc.
         9.50%, 08/01/06                                                                 500,000            535,872
      AK Steel Corporation
         7.75%, 06/15/12(delta)                                                          250,000            245,625
      American Airlines, Inc.
         6.98%, 04/01/11(delta)                                                           72,112             71,290
         8.61%, 10/01/11(delta)                                                          850,000            721,238
      Arrow Electronics, Inc.
         6.88%, 07/01/13(delta)                                                          250,000            270,954
      Atlas Air, Inc.
         7.20%, 01/02/19                                                                 465,738            438,338
      Bausch & Lomb, Inc.
         7.13%, 08/01/28                                                               1,500,000          1,593,564
      Boise Cascade Corporation
         7.35%, 02/01/16                                                                 450,000            531,717
      Borden, Inc.
         7.88%, 02/15/23(delta)                                                        1,200,000            978,000
      Chesapeake Energy Corporation
         6.88%, 01/15/16(delta)                                                          975,000          1,023,750
      Comcast Corporation
         5.50%, 03/15/11                                                                 500,000            521,891
      Commonwealth Edison Co.
         4.75%, 12/01/11                                                                 538,000            538,737
      Constellation Energy Group, Inc.
         4.55%, 06/15/15                                                                 750,000            707,751
      Continental Airlines, Inc.
         6.65%, 09/15/19                                                               2,326,007          2,178,687
         6.70%, 06/15/21(delta)                                                          433,876            404,610
      Corning, Inc.
         6.20%, 03/15/16                                                                 230,000            227,100
      Cox Communications, Inc.
         6.75%, 03/15/11(delta)                                                          250,000            267,921
      Cummins, Inc.

         7.13%, 03/01/28                                                                 425,000            427,125
      Dana Corporation
         6.50%, 03/01/09(delta)                                                          250,000            265,625
      Delphi Corporation
         7.13%, 05/01/29                                                               2,500,000          2,474,083
      Devon Energy Corporation
         4.95%, 08/15/08 CONV                                                            963,000          1,048,466
      Dillard's, Inc.
         7.75%, 07/15/26                                                                 890,000            885,550
         7.00%, 12/01/28(delta)                                                          500,000            472,500
      El Paso Corporation
         7.00%, 05/15/11(delta)                                                          400,000            388,000
      EOP Operating LP
         7.25%, 06/15/28                                                                 500,000            544,630
      First Industrial LP
         7.60%, 07/15/28                                                               1,000,000          1,111,432
      Foot Locker, Inc.
         8.50%, 01/15/22                                                               1,000,000          1,070,000
      Ford Motor Co.
         6.63%, 10/01/28                                                               1,500,000          1,361,831
         6.38%, 02/01/29                                                               1,500,000          1,322,172
      General Motors Acceptance Corporation
         6.88%, 08/28/12(delta)                                                          250,000            260,173
      Georgia-Pacific Corporation
         7.75%, 11/15/29                                                               2,950,000          3,185,999
      HCA, Inc.
         6.30%, 10/01/12                                                               1,500,000          1,557,588
         7.58%, 09/15/25                                                               1,000,000          1,045,709
         7.05%, 12/01/27                                                                 500,000            487,424
      Health Care Property Investors, Inc.
         6.00%, 03/01/15                                                               1,500,000          1,568,839
      Highwoods Properties, Inc.
         7.50%, 04/15/18                                                               1,500,000          1,586,781
      IMC Global, Inc.
         7.38%, 08/01/18                                                                 500,000            527,500
         7.30%, 01/15/28                                                                 720,000            730,800
      International Paper Co.
         6.88%, 11/01/23                                                                 300,000            324,031
      Kinder Morgan, Inc.
         7.25%, 03/01/28(delta)                                                          500,000            557,964
      Midamerican Energy Holdings Co.
         5.88%, 10/01/12(delta)                                                        1,000,000          1,057,448
      Motorola, Inc.
         5.80%, 10/15/08                                                                 500,000            533,456
         7.63%, 11/15/10                                                                 500,000            585,844
         6.50%, 11/15/28(delta)                                                          500,000            520,778
      Nisource Finance Corporation
         6.15%, 03/01/13(delta)                                                        1,000,000          1,085,822
      Pemex Project Funding Master Trust
         8.63%, 02/01/22(delta)                                                        1,000,000          1,139,500
      Penney (JC) Co., Inc.
         7.95%, 04/01/17                                                                 500,000            580,000
      Phillips Van-Huesen Corporation
         7.75%, 11/15/23                                                                 145,000            145,725
      Pioneer Natural Resources Co.
         7.20%, 01/15/28                                                               2,500,000          2,823,970
      Preston Corporation
         7.00%, 05/01/11 CONV                                                            250,000            226,250
      Pulte Homes, Inc.
         7.30%, 10/24/05                                                               1,000,000          1,045,000
         7.88%, 06/15/32                                                               1,500,000          1,771,135
         6.38%, 05/15/33                                                               1,000,000            986,340
      Qwest Corporation
         6.88%, 09/15/33(delta)                                                        2,250,000          1,906,875
      Raytheon Co.
         6.40%, 12/15/18                                                               2,600,000          2,838,100

         7.20%, 08/15/27                                                                 250,000            286,860
         7.00%, 11/01/28                                                                 750,000            849,515
      Southern Natural Gas Co.
         7.35%, 02/15/31                                                               1,750,000          1,736,875
      Sprint Capital Corporation
         6.88%, 11/15/28                                                               3,450,000          3,629,547
      Swift Energy Co.
         7.63%, 07/15/11                                                                 150,000            161,250
      Tennessee Gas Pipeline Co.
         7.00%, 10/15/28                                                                 750,000            716,250
      Trinet Corporate Realty Trust, Inc.
         7.70%, 07/15/17                                                               1,000,000          1,138,850
      Union Pacific Resources Group
         7.15%, 05/15/28                                                                 250,000            290,762
      Weyerhaeuser Co.
         7.13%, 07/15/23                                                                 500,000            554,803
         7.38%, 03/15/32                                                                 250,000            287,782
      Williams Cos., Inc.
         7.50%, 01/15/31                                                               1,250,000          1,262,500
      Xerox Capital Trust I
         8.00%, 02/01/27                                                               1,500,000          1,485,000
                                                                                                      -------------
TOTAL CORPORATE BONDS
   (Cost $57,508,199)                                                                                    64,107,504
                                                                                                      -------------
FOREIGN BONDS - 10.5%
BRAZIL - 0.9%
      Federal Republic of Brazil
         8.25%, 01/20/34(delta)                                                        4,750,000          4,246,500
                                                                                                      -------------
CANADA - 4.0%
      British Columbia Generic Residual
         5.16%, 06/09/14 STRIP (C)(omega)                                             11,500,000          5,557,583
      Canada Generic Residual
         5.33%, 06/01/25  STRIP (C)(omega)                                             4,110,000          1,090,447
      Canadian Government
         4.50%, 09/01/07 (C)                                                           5,075,000          4,117,746
      Macmillan Bloedel, Ltd.
         7.70%, 02/15/26                                                                 500,000            574,036
      Ontario Generic Residual
         5.81%, 07/13/22 STRIP (C)(omega)                                              3,900,000          1,137,951
         5.78%, 03/08/29 STRIP (C)(omega)                                              7,000,000          1,379,479
      Saskatchewan Residual
         5.75%, 04/10/14 STRIP (C)(omega)                                              7,500,000          3,659,475
         5.15%, 02/04/22 STRIP (C)(omega)                                              3,000,000            889,416
                                                                                                      -------------
                                                                                                         18,406,133
                                                                                                      -------------
CAYMAN ISLANDS - 0.2%
      Enersis SA
         7.40%, 12/01/16(delta)                                                          625,000            656,182
      Vale Overseas, Ltd.
         8.25%, 01/17/34                                                                 100,000             97,750
                                                                                                      -------------
                                                                                                            753,932
                                                                                                      -------------
HONG KONG - 0.6%
      Bangkok Bank Public Co.
         9.03%, 03/15/29 144(delta)                                                    2,500,000          2,807,832
                                                                                                      -------------
MALAYSIA - 0.4%
      Telekom Malaysia BHD
         7.88%, 08/01/25 144(delta)                                                      225,000            271,373
      Tenaga Nasional BHD
         7.50%, 11/01/25 144(delta)                                                    1,500,000          1,691,039
                                                                                                      -------------
                                                                                                          1,962,412
                                                                                                      -------------
MEXICO - 0.4%
      Mexican Bonos
         9.00%, 12/20/12 (M)                                                           5,000,000            414,634
      Petroleos Mexicanos
         8.63%, 12/01/23 144(delta)                                                    1,000,000          1,132,500

      TFM SA de CV
         11.75%, 06/15/09 STEP(delta)                                                    185,000            187,775
                                                                                                      -------------
                                                                                                          1,734,909
                                                                                                      -------------
NORWAY - 0.2%
      Norway Government
         6.75%, 01/15/07 (K)                                                           5,425,000            877,688
                                                                                                      -------------
PHILIPPINES - 0.3%
      Bangko Sentral Pilipinas
         8.60%, 06/15/27                                                                 500,000            432,500
      Philippine Long Distance Telephone Co.
         8.35%, 03/06/17(delta)                                                          500,000            470,000
      Quezon Power (Philippines), Ltd.
         8.86%, 06/15/17                                                                 461,250            417,431
                                                                                                      -------------
                                                                                                          1,319,931
                                                                                                      -------------
SINGAPORE - 0.8%
      ASIF Global Financing XXVII
         2.38%, 02/26/09 144A (G)                                                      6,700,000          3,944,583
                                                                                                      -------------
SUPRANATIONAL - 1.9%
      Inter-American Development Bank
         15.68%, 05/11/09 (B)@(omega)                                                  7,500,000          1,306,139
      International Bank for Reconstruction &
      Development
         6.49%, 08/20/07 (N)(omega)                                                   13,625,000          7,656,553
                                                                                                      -------------
                                                                                                          8,962,692
                                                                                                      -------------
SWEDEN - 0.6%
      Swedish Government Bond
         6.50%, 05/05/08 (S)                                                          19,640,000          2,969,265
                                                                                                      -------------
VENEZUELA - 0.2%
      Cerro Negro Finance, Ltd.
         7.90%, 12/01/20 144A                                                            500,000            490,000
      Petrozuata Finance, Inc.
         8.37%, 10/01/22 144A                                                            450,000            391,500
                                                                                                      -------------
                                                                                                            881,500
                                                                                                      -------------
TOTAL FOREIGN BONDS
   (Cost $41,718,389)                                                                                    48,867,377
                                                                                                      -------------
MORTGAGE-BACKED SECURITIES - 0.5%

      Federal Home Loan Mortgage Corporation
         5.00%, 12/01/31                                                                 296,972            295,268
      Federal National Mortgage Association
         5.00%, 07/25/23                                                               2,000,000          2,038,865
                                                                                                      -------------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $2,045,443)                                                                                      2,334,133
                                                                                                      -------------
MUNICIPAL BONDS - 10.9%

      Chicago, Illinois Board of Education, General Obligation Bond
      (FGIC Insured) (Non-Callable)
         5.02%, 12/01/22(omega)                                                       10,700,000          4,372,768
         5.08%, 12/01/23(omega)                                                        5,130,000          1,962,379
      Chicago, Illinois Wastewater Transmission, Series A
      Revenue Bond (MBIA Insured) (Non-Callable)
         4.91%, 01/01/22(omega)                                                        5,000,000          2,137,800
      Clark County, Washington School District, Series C
      General Obligation bond (FGIC SCH BD GTY Insured)
      (Non-Callable)
         4.75%, 12/01/19(omega)                                                        3,600,000          1,780,452
      Clovis, California Unified School District, Series A
      General Obligation Bond (FGIC Insured)
      (Non-Callable)

         5.27%, 08/01/25(omega)                                                        9,775,000          3,322,620
      Cook County, Illinois Community Consolidated School
      District, General Obligation Bond (FGIC Insured)
      (Non-Callable)
         4.75%, 12/01/19(omega)                                                        1,890,000            934,737
      Coppell, Texas Independent School District, General
      Obligation Bond (PSF-GTD Insured) (Non-Callable)
         5.03%, 08/15/23(omega)                                                        2,195,000            852,143
      De Soto, Texas Independent School District, General
      Obligation Bond (PSF-GTD Insured) (Non-Callable)
         4.61%, 08/15/18(omega)                                                        2,275,000          1,206,273
         4.71%, 08/15/19(omega)                                                        2,590,000          1,302,356
      Galveston County, Texas, General Obligation Bond
      (FGIC Insured) (Non-Callable)
         5.31%, 02/01/26(omega)                                                        2,500,000            822,900
      Granbury, Texas Independent School District, General
       Obligation Bond (PSF-GTD Insured) (Non-Callable)
         4.82%, 08/01/20(omega)                                                        1,000,000            471,400
      Houston, Texas Water & Sewer System, Series JR-A
      Revenue Bond (FSA Insured) (Non-Callable)
         5.22%, 12/01/24(omega)                                                       10,000,000          3,609,600
         5.38%, 12/01/26(omega)                                                        2,065,000            676,618
      Indianapolis, Indiana Local Public Improvement Bond
       Bank, Series E Revenue Bond (AMBAC Insured)
      (Non-Callable)
         4.97%, 02/01/22(omega)                                                        2,550,000          1,093,160
      McKeesport, Pennsylvania Area School District,
      Series C General Obligation Bond (AMBAC Insured)
      (Non-Callable)
         5.36%, 10/01/26(omega)                                                        2,090,000            681,758
      Metropolitan Pier & Exposition Authority, Illinois
      Dedicated State Tax, Series A Revenue Bond (MBIA
      Insured) (Non-Callable)
         5.01%, 12/15/22(omega)                                                       16,225,000          6,736,620
         5.12%, 12/15/23(omega)                                                        5,850,000          2,275,650
         5.22%, 12/15/24(omega)                                                        4,695,000          1,711,515
      Rocklin, California Unified School District, General
      Obligation Bond (FGIC Insured) (Non-Callable)
         5.19%, 08/01/24(omega)                                                        2,375,000            861,816
      San Jose, California Unified School District, Santa
      Clara County, Series A General Obligation Bond (FGIC
      Insured) (Non-Callable)
         4.61%, 08/01/18(omega)                                                        2,055,000          1,088,616
      San Mateo, California Unified High School District,
      Series C General Obligation Bond (FGIC Insured)
      (Non-Callable)
         5.48%, 09/01/28(omega)                                                        4,000,000          1,119,080
      Union Elementary School District, California, Series A
       General Obligation Bond (FGIC Insured)
      (Non-Callable)
         4.72%, 09/01/19(omega)                                                        1,750,000            871,780
      Washington State, Motor Vehicle Fuel Tax, Series
      03-C General Obligation Bond, (MBIA Insured)

      (Non-Callable)
         5.01%, 06/01/23(omega)                                                       10,000,000          3,936,800
      Will County, Illinois Community United School
      District No. 365, General Obligation Bond (FSA Insured)
      (Non-Callable)
         5.06%, 11/01/23(omega)                                                       17,825,000          6,847,118
                                                                                                      -------------
TOTAL MUNICIPAL BONDS
   (Cost $48,322,087)                                                                                    50,675,959
                                                                                                      -------------

                                                                                       SHARES
                                                                                    ------------
SHORT-TERM INVESTMENTS - 12.0%

      AB Funds Trust - Money Market Fund (Retirement Class)(infinity)                 16,420,236         16,420,236
      Northern Institutional Liquid Assets Portfolio (section)                        39,337,914         39,337,914
                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $55,758,150)                                                                                    55,758,150
                                                                                                      -------------

                                                                                        PAR
                                                                                    ------------
U.S. TREASURY OBLIGATIONS - 56.3%
      U.S. Treasury Bonds
         8.00%, 11/15/21(delta)                                                     $151,762,000        208,654,993
         6.38%, 08/15/27(delta)                                                       25,440,000         30,389,886
         5.50%, 08/15/28(delta)                                                       21,495,000         23,113,015
                                                                                                      -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $253,535,709)                                                                                  262,157,894
                                                                                                      -------------
TOTAL INVESTMENTS -- 107.1%
   (Cost $472,132,183)                                                                                  498,214,850
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.1%)                                                         (32,985,858)
                                                                                                      -------------
NET ASSETS -- 100.0%                                                                                  $ 465,228,992
                                                                                                      =============

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                     SHARES             VALUE
------------------                                                                  -----------       -------------
COMMON STOCK - 97.1%
AUTO & TRANSPORTATION - 2.6%
      Burlington Northern Santa Fe Corporation                                           15,500       $     593,805
      Cooper Tire & Rubber Co.                                                            3,100              62,527
      CSX Corporation                                                                     9,000             298,800
      Dana Corporation                                                                    6,200             109,678
      Delphi Corporation                                                                 23,400             217,386
      Delta Air Lines, Inc.*(delta)                                                       5,200              17,108
      FedEx Corporation                                                                  12,500           1,071,125
      Ford Motor Co.                                                                     76,527           1,075,204
      General Motors Corporation                                                         23,900           1,015,272
      Genuine Parts Co.                                                                   7,300             280,174
      Goodyear Tire & Rubber Co. (The)*(delta)                                            7,300              78,402
      Harley-Davidson, Inc.                                                              12,300             731,112
      Navistar International Corporation*(delta)                                          2,900             107,851
      Norfolk Southern Corporation                                                       16,400             487,736
      Paccar, Inc.                                                                        7,375             509,760
      Southwest Airlines Co.                                                             33,000             449,460
      Union Pacific Corporation                                                          10,800             632,880
      United Parcel Service, Inc. Class B                                                47,200           3,583,424
      Visteon Corporation (delta)                                                         5,418              43,290
                                                                                                      -------------
                                                                                                         11,364,994
                                                                                                      -------------
CONSUMER DISCRETIONARY - 12.6%
      Alberto-Culver Co.                                                                  3,750             163,050
      Allied Waste Industries, Inc.*(delta)                                              13,300             117,705
      Apollo Group, Inc. Class A*                                                         8,221             603,175
      AutoNation, Inc.*(delta)                                                           11,200             191,296
      AutoZone, Inc.*                                                                     3,500             270,375
      Avon Products, Inc.                                                                19,700             860,496
      Bed Bath & Beyond, Inc.*                                                           12,600             467,586
      Best Buy Co., Inc.                                                                 13,550             734,952
      Big Lots, Inc.*(delta)                                                              4,800              58,704
      Black & Decker Corporation                                                          3,300             255,552
      Carnival Corporation (delta)                                                       26,700           1,262,643
      Cendant Corporation                                                                42,700             922,320
      Cintas Corporation                                                                  7,200             302,688
      Circuit City Stores, Inc. (delta)                                                   8,300             127,322
      Clear Channel Communications, Inc.                                                 24,700             769,899
      Coach, Inc.*                                                                        7,900             335,118
      Convergys Corporation*                                                              6,000              80,580
      Costco Wholesale Corporation                                                       20,000             831,200
      Darden Restaurants, Inc. (delta)                                                    6,750             157,410
      Dillard's, Inc. Class A (delta)                                                     3,500              69,090
      Dollar General Corporation (delta)                                                 13,800             278,070
      Donnelley (R.R.) & Sons Co.                                                         9,100             285,012
      Eastman Kodak Co. (delta)                                                          12,000             386,640
      eBay, Inc.*                                                                        27,600           2,537,544
      Electronic Arts, Inc.*                                                             12,700             584,073
      Family Dollar Stores, Inc.                                                          7,200             195,120
      Federated Department Stores, Inc.                                                   7,500             340,725
      Fisher Scientific International, Inc.*                                              4,800             279,984
      Gannett Co., Inc.                                                                  11,200             938,112
      Gap, Inc. (The) (delta)                                                            37,900             708,730
      Gillette Co. (The)                                                                 42,300           1,765,602
      Hasbro, Inc.                                                                        7,400             139,120
      Hilton Hotels Corporation                                                          16,000             301,440
      Home Depot, Inc. (The)                                                             92,550           3,627,960
      International Flavors & Fragrances, Inc.                                            3,900             148,980

      Interpublic Group Cos., Inc.*(delta)                                               17,500             185,325
      Jones Apparel Group, Inc.                                                           5,300             189,740
      Kimberly-Clark Corporation                                                         21,000           1,356,390
      Knight-Ridder, Inc.                                                                 3,300             215,985
      Kohl's Corporation*                                                                14,300             689,117
      Leggett & Platt, Inc.                                                               8,000             224,800
      Limited Brands                                                                     19,700             439,113
      Liz Claiborne, Inc.                                                                 4,608             173,814
      Lowe's Cos., Inc.                                                                  32,900           1,788,115
      Marriott International, Inc. Class A                                                9,500             493,620
      Mattel, Inc.                                                                       17,400             315,462
      May Department Stores Co. (The) (delta)                                            12,200             312,686
      Maytag Corporation (delta)                                                          3,300              60,621
      McDonald's Corporation                                                             52,600           1,474,378
      McGraw-Hill Co., Inc. (The)                                                         8,000             637,520
      Meredith Corporation                                                                2,100             107,898
      Monster Worldwide, Inc.*(delta)                                                     4,900             120,736
      New York Times Co. Class A(delta)                                                   6,200             242,420
      Newell Rubbermaid, Inc. (delta)                                                    11,500             230,460
      Nike, Inc. Class B                                                                 11,000             866,800
      Nordstrom, Inc.                                                                     5,800             221,792
      Office Depot, Inc.*                                                                13,100             196,893
      Omnicom Group, Inc.                                                                 7,900             577,174
      Penney (JC) Co., Inc.                                                              11,800             416,304
      RadioShack Corporation                                                              6,700             191,888
      Reebok International, Ltd.                                                          2,500              91,800
      Robert Half International, Inc. (delta)                                             7,200             185,544
      Sabre Holdings Corporation                                                          5,800             142,274
      Sears, Roebuck & Co. (delta)                                                        8,900             354,665
      Snap-On, Inc. (delta)                                                               2,400              66,144
      Stanley Works (The)                                                                 3,400             144,602
      Staples, Inc.                                                                      20,800             620,256
      Starbucks Corporation*                                                             16,800             763,728
      Starwood Hotels & Resorts Worldwide, Inc.                                           8,700             403,854
      Target Corporation                                                                 38,200           1,728,550
      Tiffany & Co. (delta)                                                               6,100             187,514
      Time Warner, Inc.*                                                                190,700           3,077,898
      TJX Cos., Inc.                                                                     20,700             456,228
      Toys "R" Us, Inc.*                                                                  8,900             157,886
      Tribune Co.                                                                        13,300             547,295
      Univision Communications, Inc. Class A*                                            13,500             426,735
      VF Corporation                                                                      4,600             227,470
      Wal-Mart Stores, Inc.                                                             177,400           9,437,680
      Waste Management, Inc.                                                             24,300             664,362
      Wendy's International, Inc.                                                         4,800             161,280
      Whirlpool Corporation                                                               2,900             174,261
      Yahoo!, Inc.*                                                                      57,700           1,956,607
      Yum! Brands, Inc.                                                                  12,100             491,986
                                                                                                      -------------
                                                                                                         55,295,943
                                                                                                      -------------
CONSUMER STAPLES - 5.7%
      Albertson's, Inc. (delta)                                                          15,400             368,522
      Campbell Soup Co.                                                                  17,200             452,188
      Clorox Co. (delta)                                                                  8,900             474,370
      Coca-Cola Co. (The)                                                               101,800           4,077,090
      Coca-Cola Enterprises, Inc.                                                        19,700             372,330
      Colgate-Palmolive Co.                                                              22,200           1,002,996
      ConAgra Foods, Inc.                                                                22,100             568,191
      CVS Corporation                                                                    16,600             699,358
      General Mills, Inc. (delta)                                                        15,800             709,420
      Heinz (H.J.) Co.                                                                   14,700             529,494
      Hershey Foods Corporation                                                          10,800             504,468
      Kellogg Co.                                                                        17,200             733,752
      Kroger Co.*                                                                        31,000             481,120
      McCormick & Co., Inc.                                                               5,700             195,738
      Pepsi Bottling Group, Inc.                                                         10,800             293,220

      PepsiCo, Inc.                                                                      71,140           3,460,961
      Procter & Gamble Co.                                                              106,400           5,758,368
      Safeway, Inc.*(delta)                                                              18,700             361,097
      Sara Lee Corporation                                                               33,000             754,380
      SUPERVALU, Inc.                                                                     5,600             154,280
      Sysco Corporation                                                                  26,700             798,864
      Walgreen Co.                                                                       42,800           1,533,524
      Winn-Dixie Stores, Inc. (delta)                                                     5,900              18,231
      Wrigley (W.M.), Jr. Co.                                                             9,400             595,114
                                                                                                      -------------
                                                                                                         24,897,076
                                                                                                      -------------
FINANCIAL SERVICES - 21.9%
      ACE, Ltd.                                                                          11,800             472,708
      AFLAC, Inc.                                                                        21,300             835,173
      Allstate Corporation (The)                                                         29,052           1,394,205
      AMBAC Financial Group, Inc.                                                         4,500             359,775
      American Express Co.                                                               53,400           2,747,964
      American International Group, Inc.                                                109,092           7,417,165
      AmSouth Bancorporation (delta)                                                     14,700             358,680
      AON Corporation (delta)                                                            13,200             379,368
      Apartment Investment & Management Co. Class A
      REIT                                                                                3,900             135,642
      Automatic Data Processing, Inc.                                                    24,700           1,020,604
      Bank of America Corporation                                                       170,440           7,385,165
      Bank of New York Co., Inc. (The)                                                   32,500             948,025
      BB&T Corporation                                                                   23,500             932,715
      Bear Stearns Cos., Inc. (The)                                                       4,400             423,148
      Block (H&R), Inc.                                                                   7,300             360,766
      Capital One Financial Corporation (delta)                                          10,000             739,000
      Chubb Corporation                                                                   8,100             569,268
      Cigna Corporation                                                                   5,800             403,854
      Cincinnati Financial Corporation                                                    7,035             289,983
      Citigroup, Inc.                                                                   216,230           9,540,067
      Comerica, Inc.                                                                      7,200             427,320
      Countrywide Financial Corporation                                                  23,408             922,041
      Deluxe Corporation                                                                  2,100              86,142
      Dow Jones & Co., Inc. (delta)                                                       3,454             140,267
      E*TRADE Financial Corporation*                                                     15,300             174,726
      Equifax, Inc.                                                                       5,700             150,252
      Equity Office Properties Trust REIT (delta)                                        16,900             460,525
      Equity Residential Properties Trust REIT                                           11,700             362,700
      Fannie Mae                                                                         40,900           2,593,060
      Federated Investors, Inc. Class B                                                   4,500             127,980
      Fifth Third Bancorp (delta)                                                        23,494           1,156,375
      First Data Corporation                                                             36,017           1,566,740
      First Horizon National Corporation                                                  5,200             225,472
      Fiserv, Inc.*                                                                       8,200             285,852
      Franklin Resources, Inc.                                                           10,500             585,480
      Freddie Mac                                                                        28,800           1,878,912
      Golden West Financial Corporation                                                   6,400             710,080
      Goldman Sachs Group, Inc.                                                          20,200           1,883,448
      Hartford Financial Services Group, Inc.                                            12,200             755,546
      Huntington Bancshares, Inc.                                                         9,600             239,136
      Janus Capital Group, Inc.                                                          10,000             136,100
      Jefferson-Pilot Corporation                                                         5,800             288,028
      JPMorgan Chase & Co.                                                              150,230           5,968,638
      KeyCorp                                                                            17,200             543,520
      Lehman Brothers Holdings, Inc.                                                     11,600             924,752
      Lincoln National Corporation                                                        7,400             347,800
      Loews Corporation                                                                   7,800             456,300
      M & T Bank Corporation                                                              5,000             478,500
      Marsh & McLennan Cos., Inc.                                                        21,900           1,002,144
      Marshall & Ilsley Corporation (delta)                                               9,300             374,790
      MBIA, Inc.                                                                          6,000             349,260
      MBNA Corporation                                                                   53,950           1,359,540
      Mellon Financial Corporation                                                       17,800             492,882

      Merrill Lynch & Co., Inc.                                                          39,580           1,967,918
      MetLife, Inc.                                                                      31,600           1,221,340
      MGIC Investment Corporation (delta)                                                 4,100             272,855
      Moody's Corporation                                                                 6,300             461,475
      Morgan Stanley                                                                     46,600           2,297,380
      National City Corporation                                                          28,300           1,092,946
      North Fork Bancorporation, Inc. (delta)                                            13,100             582,295
      Northern Trust Corporation                                                          9,200             375,360
      Paychex, Inc.                                                                      15,800             476,370
      Plum Creek Timber Co., Inc. REIT                                                    7,700             269,731
      PNC Financial Services Group, Inc.                                                 11,800             638,380
      Principal Financial Group                                                          13,100             471,207
      Progressive Corporation (The)                                                       9,100             771,225
      Prologis Trust REIT                                                                 7,600             267,824
      Providian Financial Corporation*(delta)                                            12,200             189,588
      Prudential Financial, Inc.                                                         21,800           1,025,472
      Regions Financial Corporation                                                      19,308             638,322
      Ryder System, Inc. (delta)                                                          2,700             127,008
      Safeco Corporation (delta)                                                          5,800             264,770
      Schwab (Charles) Corporation (The)                                                 57,050             524,290
      Simon Property Group, Inc. REIT (delta)                                             8,700             466,581
      SLM Corporation                                                                    18,400             820,640
      SouthTrust Corporation                                                             13,800             574,908
      Sovereign Bancorp, Inc.                                                            14,300             312,026
      St. Paul Travelers Cos., Inc.                                                      27,856             920,919
      State Street Corporation                                                           14,000             597,940
      Sungard Data Systems, Inc.*                                                        12,100             287,617
      SunTrust Banks, Inc. (delta)                                                       15,000           1,056,150
      Synovus Financial Corporation                                                      12,700             332,105
      T Rowe Price Group, Inc. (delta)                                                    5,300             269,982
      Torchmark Corporation                                                               4,600             244,628
      UnumProvident Corporation                                                          12,400             194,556
      US Bancorp                                                                         79,300           2,291,770
      Wachovia Corporation                                                               56,200           2,638,590
      Washington Mutual, Inc.                                                            36,400           1,422,512
      Wells Fargo & Co.                                                                  70,530           4,205,704
      XL Capital, Ltd. Class A                                                            5,800             429,142
      Zions Bancorporation                                                                3,700             225,848
                                                                                                      -------------
                                                                                                         95,394,957
                                                                                                      -------------
HEALTHCARE - 12.8%
      Abbott Laboratories                                                                65,200           2,761,872
      Aetna, Inc.                                                                         6,400             639,552
      Allergan, Inc.                                                                      5,500             399,025
      AmerisourceBergen Corporation (delta)                                               4,672             250,933
      Amgen, Inc.*                                                                       53,228           3,016,963
      Anthem, Inc.*                                                                       5,800             506,050
      Bard (C.R.), Inc.                                                                   4,400             249,172
      Bausch & Lomb, Inc.                                                                 2,200             146,190
      Baxter International, Inc.                                                         25,600             823,296
      Becton Dickinson & Co.                                                             10,600             548,020
      Biogen Idec, Inc.*(delta)                                                          14,330             876,566
      Biomet, Inc.                                                                       10,600             496,928
      Boston Scientific Corporation*                                                     35,700           1,418,361
      Bristol-Myers Squibb Co. (delta)                                                   81,300           1,924,371
      Cardinal Health, Inc. (delta)                                                      18,000             787,860
      Caremark Rx, Inc.*                                                                 19,100             612,537
      Chiron Corporation*(delta)                                                          7,900             349,180
      Express Scripts, Inc.*(delta)                                                       3,300             215,622
      Forest Laboratories, Inc.*                                                         15,500             697,190
      Genzyme Corporation*                                                                9,500             516,895
      Gilead Sciences, Inc.*                                                             18,000             672,840
      Guidant Corporation                                                                13,100             865,124
      HCA, Inc.                                                                          20,300             774,445
      Health Management Associates, Inc. Class A (delta)                                 10,200             208,386
      Hospira, Inc*                                                                       6,550             200,430

      Humana, Inc.*                                                                       6,800             135,864
      IMS Health, Inc.                                                                    9,800             234,416
      Johnson & Johnson                                                                 124,090           6,989,990
      King Pharmaceuticals, Inc.*(delta)                                                 10,100             120,594
      Lilly (Eli) & Co.                                                                  48,000           2,882,400
      Manor Care, Inc.                                                                    3,700             110,852
      McKesson Corporation                                                               12,200             312,930
      Medco Health Solutions, Inc.*                                                      11,376             351,518
      Medimmune, Inc.*                                                                   10,400             246,480
      Medtronic, Inc.                                                                    51,600           2,678,040
      Merck & Co., Inc.                                                                  93,100           3,072,300
      Millipore Corporation*                                                              2,100             100,485
      Mylan Laboratories, Inc. (delta)                                                   11,200             201,600
      Pfizer, Inc.                                                                      316,583           9,687,439
      Quest Diagnostics, Inc. (delta)                                                     4,300             379,346
      Schering-Plough Corporation                                                        63,400           1,208,404
      St. Jude Medical, Inc.*                                                             7,400             556,998
      Stryker Corporation                                                                16,700             802,936
      Tenet Healthcare Corporation*                                                      19,450             209,866
      UnitedHealth Group, Inc.                                                           27,900           2,057,346
      Watson Pharmaceuticals, Inc.*                                                       4,600             135,516
      WellPoint Health Networks, Inc.*                                                    6,500             683,085
      Wyeth                                                                              55,800           2,086,920
      Zimmer Holdings, Inc.*                                                             10,220             807,789
                                                                                                      -------------
                                                                                                         56,010,922
                                                                                                      -------------
INTEGRATED OILS - 5.2%
      Amerada Hess Corporation                                                            3,800             338,200
      ChevronTexaco Corporation                                                          89,480           4,799,707
      ConocoPhillips                                                                     28,850           2,390,223
      ExxonMobil Corporation                                                            272,444          13,167,218
      Marathon Oil Corporation                                                           14,407             594,721
      Occidental Petroleum Corporation                                                   17,100             956,403
      Unocal Corporation                                                                 11,000             473,000
                                                                                                      -------------
                                                                                                         22,719,472
                                                                                                      -------------
MATERIALS & PROCESSING - 3.6%
      Air Products & Chemicals, Inc.                                                      9,500             516,610
      Alcoa, Inc.                                                                        36,400           1,222,676
      Allegheny Technologies, Inc. (delta)                                                3,900              71,175
      American Standard Cos., Inc.*                                                       9,000             350,190
      Archer-Daniels-Midland Co.                                                         27,227             462,314
      Ashland, Inc.                                                                       2,900             162,632
      Avery Dennison Corporation                                                          4,600             302,588
      Ball Corporation                                                                    4,792             179,365
      Bemis Co.                                                                           4,500             119,610
      Boise Cascade Corporation                                                           3,700             123,136
      Dow Chemical Co. (The)                                                             40,300           1,820,754
      Du Pont (E.I.) de Nemours & Co.                                                    41,855           1,791,394
      Eastman Chemical Co. (delta)                                                        3,200             152,160
      Ecolab, Inc.                                                                       10,700             336,408
      Engelhard Corporation                                                               5,200             147,420
      Fluor Corporation (delta)                                                           3,500             155,820
      Freeport-McMoRan Copper & Gold, Inc. Class B (delta)                                7,400             299,700
      Georgia-Pacific Corporation                                                        10,700             384,665
      Great Lakes Chemical Corporation                                                    2,100              53,760
      Hercules, Inc.*(delta)                                                              4,600              65,550
      International Paper Co.                                                            20,500             828,405
      Louisiana-Pacific Corporation (delta)                                               4,500             116,775
      Masco Corporation                                                                  18,300             631,899
      MeadWestvaco Corporation                                                            8,383             267,418
      Monsanto Co.                                                                       11,060             402,805
      Newmont Mining Corporation                                                         18,500             842,305
      Nucor Corporation (delta)                                                           3,300             301,521
      Pactiv Corporation*                                                                 6,400             148,800
      Phelps Dodge Corporation                                                            3,900             358,917
      PPG Industries, Inc.                                                                7,200             441,216

      Praxair, Inc.                                                                      13,580             580,409
      Rohm & Haas Co.                                                                     9,400             403,918
      Sealed Air Corporation*                                                             3,500             162,225
      Sherwin-Williams Co. (The)                                                          6,000             263,760
      Sigma-Aldrich Corporation                                                           2,900             168,200
      Temple-Inland, Inc.                                                                 2,300             154,445
      United States Steel Corporation (delta)                                             4,900             184,338
      Vulcan Materials Co.                                                                4,300             219,085
      Weyerhaeuser Co.                                                                   10,100             671,448
      Worthington Industries, Inc.                                                        3,600              76,860
                                                                                                      -------------
                                                                                                         15,942,676
                                                                                                      -------------
OTHER - 4.7%
      3M Co.                                                                             32,700           2,615,019
      Brunswick Corporation                                                               4,000             183,040
      Eaton Corporation                                                                   6,300             399,483
      General Electric Co.                                                              442,500          14,859,150
      Honeywell International, Inc.                                                      35,900           1,287,374
      ITT Industries, Inc.                                                                3,900             311,961
      Johnson Controls, Inc.                                                              7,992             454,026
      Textron, Inc.                                                                       5,800             372,766
                                                                                                      -------------
                                                                                                         20,482,819
                                                                                                      -------------
OTHER ENERGY - 2.1%
      Anadarko Petroleum Corporation                                                     10,500             696,780
      Apache Corporation                                                                 13,648             683,901
      Baker Hughes, Inc.                                                                 13,900             607,708
      BJ Services Co.                                                                     6,700             351,147
      Burlington Resources, Inc.                                                         16,600             677,280
      Calpine Corporation*(delta)                                                        17,400              50,460
      Devon Energy Corporation                                                           10,000             710,100
      Dynegy, Inc. Class A*(delta)                                                       15,800              78,842
      El Paso Corporation (delta)                                                        26,800             246,292
      EOG Resources, Inc. (delta)                                                         4,900             322,665
      Halliburton Co. (delta)                                                            18,400             619,896
      Kerr-McGee Corporation                                                              6,230             356,668
      Nabors Industries, Ltd.*                                                            6,200             293,570
      Noble Corporation*                                                                  5,600             251,720
      Rowan Cos., Inc.*(delta)                                                            4,400             116,160
      Schlumberger, Ltd.                                                                 25,100           1,689,481
      Sunoco, Inc. (delta)                                                                3,200             236,736
      Transocean, Inc.*                                                                  14,200             508,076
      Valero Energy Corporation                                                           5,400             433,134
      Williams Cos., Inc. (delta)                                                        21,700             262,570
                                                                                                      -------------
                                                                                                          9,193,186
                                                                                                      -------------
PRODUCER DURABLES - 4.7%
      Agilent Technologies, Inc.*                                                        20,100             433,557
      American Power Conversion Corporation                                               8,400             146,076
      Andrew Corporation*(delta)                                                          6,700              82,008
      Applied Materials, Inc.*                                                           70,500           1,162,545
      Boeing Co. (The)                                                                   35,600           1,837,672
      Caterpillar, Inc.                                                                  14,300           1,150,435
      Centex Corporation                                                                  5,200             262,392
      Cooper Industries, Ltd. Class A                                                     3,900             230,100
      Crane Co.                                                                           2,500              72,300
      Cummins, Inc. (delta)                                                               1,800             133,002
      Danaher Corporation (delta)                                                        12,900             661,512
      Deere & Co. (delta)                                                                10,400             671,320
      Dover Corporation                                                                   8,500             330,395
      Emerson Electric Co.                                                               17,600           1,089,264
      Goodrich Corporation                                                                4,900             153,664
      Grainger (W.W.), Inc.                                                               3,800             219,070
      Illinois Tool Works, Inc. (delta)                                                  13,000           1,211,210
      Ingersoll-Rand Co. Class A                                                          7,200             489,384
      KB HOME                                                                             2,000             168,980
      KLA-Tencor Corporation*(delta)                                                      8,200             340,136
      Lexmark International, Inc.*                                                        5,400             453,654

      Lockheed Martin Corporation                                                        18,800           1,048,664
      Molex, Inc. (delta)                                                                 7,950             237,069
      Northrop Grumman Corporation                                                       15,056             802,936
      Novellus Systems, Inc.*(delta)                                                      6,600             175,494
      Pall Corporation                                                                    5,200             127,296
      Parker Hannifin Corporation                                                         5,000             294,300
      Pitney Bowes, Inc.                                                                  9,700             427,770
      Power-One, Inc.*                                                                    3,500              22,680
      Pulte Homes, Inc.                                                                   5,304             325,506
      Rockwell Collins, Inc.                                                              7,400             274,836
      Tektronix, Inc.                                                                     3,500             116,375
      Teradyne, Inc.*(delta)                                                              8,100             108,540
      Thermo Electron Corporation*                                                        6,910             186,708
      Tyco International, Ltd.                                                           85,084           2,608,676
      United Technologies Corporation                                                    21,500           2,007,671
      Waters Corporation*(delta)                                                          5,000             220,500
      Xerox Corporation*(delta)                                                          33,500             471,680
                                                                                                      -------------
                                                                                                         20,755,377
                                                                                                      -------------
TECHNOLOGY - 14.0%
      ADC Telecommunications, Inc.*(delta)                                               33,800              61,178
      Adobe Systems, Inc.                                                                10,000             494,700
      Advanced Micro Devices, Inc.*(delta)                                               14,800             192,400
      Affiliated Computer Services, Inc. Class A*(delta)                                  5,700             317,319
      Altera Corporation*                                                                15,700             307,249
      Analog Devices, Inc.                                                               15,700             608,846
      Apple Computer, Inc.*                                                              15,900             616,125
      Applera Corporation-Applied Biosystems Group                                        8,400             158,508
      Applied Micro Circuits Corporation*                                                13,000              40,690
      Autodesk, Inc.                                                                      4,780             232,451
      Avaya, Inc.*(delta)                                                                18,548             258,559
      BMC Software, Inc.*                                                                 9,300             147,033
      Broadcom Corporation Class A*(delta)                                               14,200             387,518
      CIENA Corporation*(delta)                                                          23,700              46,926
      Cisco Systems, Inc.*                                                              282,700           5,116,870
      Citrix Systems, Inc.*                                                               7,100             124,392
      Computer Associates International, Inc.                                            24,500             644,350
      Computer Sciences Corporation*                                                      7,800             367,380
      Compuware Corporation*                                                             16,100              82,915
      Comverse Technology, Inc.*(delta)                                                   8,200             154,406
      Corning, Inc.*                                                                     57,400             635,992
      Dell, Inc.*                                                                       105,200           3,745,120
      Electronic Data Systems Corporation                                                20,300             393,617
      EMC Corporation*                                                                  102,200           1,179,388
      Gateway, Inc.*(delta)                                                              15,600              77,220
      General Dynamics Corporation                                                        8,300             847,430
      Hewlett-Packard Co.                                                               127,502           2,390,663
      Intel Corporation                                                                 269,100           5,398,146
      International Business Machines Corporation                                        70,300           6,027,522
      Intuit, Inc.*                                                                       8,000             363,200
      Jabil Circuit, Inc.*                                                                8,400             193,200
      JDS Uniphase Corporation*(delta)                                                   65,600             221,072
      Linear Technology Corporation                                                      12,900             467,496
      LSI Logic Corporation*(delta)                                                      16,000              68,960
      Lucent Technologies, Inc.*(delta)                                                 179,176             567,988
      Maxim Integrated Products, Inc.                                                    13,500             570,915
      Mercury Interactive Corporation*(delta)                                             4,300             149,984
      Micron Technology, Inc.*                                                           25,500             306,765
      Microsoft Corporation                                                             454,600          12,569,690
      Motorola, Inc.                                                                     98,000           1,767,920
      National Semiconductor Corporation (delta)                                         15,000             232,350
      NCR Corporation*                                                                    4,000             198,360
      Network Appliance, Inc.*                                                           14,500             333,500
      Novell, Inc.*                                                                      16,200             102,222
      Nvidia Corporation*(delta)                                                          8,000             116,160
      Oracle Corporation*                                                               217,200           2,450,016

      Parametric Technology Corporation*(delta)                                          11,200              59,136
      PeopleSoft, Inc.*                                                                  15,300             303,705
      PerkinElmer, Inc.                                                                   5,300              91,266
      PMC-Sierra, Inc.*(delta)                                                            7,400              65,194
      QLogic Corporation*(delta)                                                          4,300             127,323
      Qualcomm, Inc.                                                                     67,800           2,646,912
      Raytheon Co.                                                                       18,700             710,226
      Rockwell Automation, Inc.                                                           7,800             301,860
      Sanmina-SCI Corporation*                                                           23,400             164,970
      Scientific-Atlanta, Inc.                                                            6,400             165,888
      Siebel Systems, Inc.*                                                              21,000             158,340
      Silicon Graphics, Inc.*                                                             6,437               9,205
      Solectron Corporation*(delta)                                                      40,200             198,990
      Sun Microsystems, Inc.*                                                           139,100             561,964
      Symantec Corporation*                                                              13,000             713,440
      Symbol Technologies, Inc.                                                           9,850             124,504
      Tellabs, Inc.*(delta)                                                              19,600             180,124
      Texas Instruments, Inc.                                                            72,400           1,540,672
      Unisys Corporation*                                                                13,900             143,448
      Veritas Software Corporation*                                                      18,075             321,735
      Xilinx, Inc.                                                                       14,500             391,500
                                                                                                      -------------
                                                                                                         60,715,113
                                                                                                      -------------
UTILITIES - 7.2%
      AES Corporation (The)*                                                             26,600             265,734
      Allegheny Energy, Inc.*(delta)                                                      5,300              84,588
      Alltel Corporation                                                                 12,900             708,339
      Ameren Corporation (delta)                                                          8,100             373,815
      American Electric Power Co., Inc.                                                  16,500             527,340
      AT&T Corporation                                                                   33,785             483,801
      AT&T Wireless Services, Inc.*                                                     114,064           1,685,866
      BellSouth Corporation                                                              76,700           2,080,104
      Centerpoint Energy, Inc. (delta)                                                   12,800             132,608
      CenturyTel, Inc. (delta)                                                            5,800             198,592
      Cinergy Corporation                                                                 7,500             297,000
      Citizens Communications Co.                                                        13,400             179,426
      CMS Energy Corporation*(delta)                                                      6,800              64,736
      Comcast Corporation Class A*                                                       93,815           2,649,336
      Consolidated Edison, Inc. (delta)                                                  10,100             424,604
      Constellation Energy Group, Inc.                                                    7,000             278,880
      Dominion Resources, Inc.                                                           14,000             913,500
      DTE Energy Co.                                                                      7,300             307,987
      Duke Energy Corporation                                                            41,800             956,802
      Edison International                                                               13,600             360,536
      Entergy Corporation                                                                 9,652             585,008
      Exelon Corporation                                                                 27,624           1,013,525
      FirstEnergy Corporation                                                            13,784             566,247
      FPL Group, Inc. (delta)                                                             7,700             526,064
      KeySpan Corporation                                                                 6,700             262,640
      Kinder Morgan, Inc.                                                                 5,200             326,664
      Nextel Communications, Inc. Class A*                                               47,800           1,139,552
      Nicor, Inc. (delta)                                                                 1,800              66,060
      NiSource, Inc.                                                                     11,000             231,110
      Peoples Energy Corporation (delta)                                                  1,600              66,688
      PG&E Corporation*(delta)                                                           17,500             532,000
      Pinnacle West Capital Corporation                                                   3,800             157,700
      PPL Corporation                                                                     7,400             349,132
      Progress Energy, Inc.                                                              10,300             436,102
      Public Service Enterprise Group, Inc. (delta)                                       9,900             421,740
      Qwest Communications International, Inc.*                                          74,600             248,418
      SBC Communications, Inc.                                                          138,534           3,594,957
      Sempra Energy                                                                       9,600             347,424
      Southern Co. (The) (delta)                                                         30,800             923,384
      Sprint Corporation (FON Group) (delta)                                             59,600           1,199,748
      TECO Energy, Inc. (delta)                                                           7,900             106,887
      TXU Corporation                                                                    12,700             608,584

      Verizon Communications, Inc.                                                      117,334           4,620,612
      Xcel Energy, Inc. (delta)                                                          16,700             289,244
                                                                                                      -------------
                                                                                                         31,593,084
                                                                                                      -------------
TOTAL COMMON STOCK
   (Cost $387,672,190)                                                                                  424,365,619
                                                                                                      -------------
SHORT-TERM INVESTMENTS - 8.2%
      AB Funds Trust - Money Market Fund (Retirement Class)(infinity)                12,082,409          12,082,409
      Northern Institutional Liquid Assets Portfolio (section)                       23,995,060          23,995,060
                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $36,077,469)                                                                                    36,077,469
                                                                                                      -------------

                                                                                        PAR
                                                                                    -----------
U.S. TREASURY OBLIGATIONS - 0.2%
      U.S. Treasury Bills
         1.00%, 12/23/04++++                                                        $    60,000              59,772
         1.57%, 12/23/04++++                                                            985,000             981,260
         1.59%, 12/23/04++++                                                             30,000              29,886
                                                                                                      -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $1,071,092)                                                                                      1,070,918
                                                                                                      -------------
TOTAL INVESTMENTS -- 105.5%
   (Cost $424,820,751)                                                                                  461,514,006
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.5%)                                                         (24,181,860)
                                                                                                      -------------
NET ASSETS -- 100.0%                                                                                  $ 437,332,146
                                                                                                      =============

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                    SHARES               VALUE
------------------                                                                  -----------       --------------
COMMON STOCK - 96.3%
AUTO & TRANSPORTATION - 3.5%
      American Axle & Manufacturing Holdings, Inc.                                       36,900       $    1,079,694
      AMR Corporation*(delta)                                                            46,700              342,311
      Autoliv, Inc.                                                                       5,600              226,240
      BorgWarner, Inc.                                                                    2,500              108,225
      Burlington Northern Santa Fe Corporation                                          424,800           16,274,088
      CNF, Inc.                                                                           2,100               86,079
      CSX Corporation                                                                    12,700              421,640
      Dana Corporation                                                                   76,200            1,347,978
      Delphi Corporation                                                                857,700            7,968,033
      FedEx Corporation                                                                  15,500            1,328,195
      Ford Motor Co.                                                                    105,795            1,486,420
      General Motors Corporation (delta)                                                 97,100            4,124,808
      Genuine Parts Co.                                                                  10,300              395,314
      Lear Corporation                                                                    4,100              223,245
      Navistar International Corporation*(delta)                                          1,700               63,223
      Norfolk Southern Corporation                                                       58,100            1,727,894
      Oshkosh Truck Corporation (delta)                                                     200               11,412
      Paccar, Inc.                                                                       10,450              722,304
      Southwest Airlines Co.                                                              9,850              134,157
      Tidewater, Inc. (delta)                                                            18,600              605,430
      TRW Automotive Holdings Corporation*                                                1,400               26,390
      Union Pacific Corporation                                                         122,700            7,190,220
      Yellow Roadway Corporation*(delta)                                                  2,900              135,981
                                                                                                      --------------
                                                                                                          46,029,281
                                                                                                      --------------
CONSUMER DISCRETIONARY - 10.5%
      Activision, Inc.*                                                                   1,400               19,418
      Adesa, Inc,*(delta)                                                                 5,200               85,436
      Alberto-Culver Co.                                                                    650               28,262
      Allied Waste Industries, Inc.*                                                      9,500               84,075
      American Eagle Outfitters, Inc. (delta)                                               500               18,425
      American Greetings Corporation Class A*                                            21,400              537,568
      AnnTaylor Stores Corporation*                                                       1,900               44,460
      AutoNation, Inc.*(delta)                                                           10,400              177,632
      Barnes & Noble, Inc.*                                                               2,900              107,300
      Belo Corporation Class A                                                            2,300               51,842
      Big Lots, Inc.*(delta)                                                              4,100               50,143
      BJ's Wholesale Club, Inc.*(delta)                                                   4,100              112,094
      Black & Decker Corporation (delta)                                                 15,500            1,200,320
      Blockbuster, Inc. Class A (delta)                                                   3,300               25,047
      Borders Group, Inc.                                                                 4,600              114,080
      Brink's Co. (The) (delta)                                                             200                6,034
      Brinker International, Inc.*(delta)                                                   700               21,805
      Carnival Corporation (delta)                                                      183,400            8,672,986
      Cendant Corporation (delta)                                                       634,530           13,705,848
      Circuit City Stores, Inc. (delta)                                                 212,900            3,265,886
      Citadel Broadcasting Corporation*(delta)                                            1,700               21,794
      Claire's Stores, Inc.                                                                 400               10,016
      Clear Channel Communications, Inc.                                                 17,625              549,371
      Columbia Sportswear Co.*(delta)                                                       100                5,450
      Convergys Corporation*                                                              8,500              114,155
      Costco Wholesale Corporation                                                       25,900            1,076,404
      Cox Radio, Inc. Class A*(delta)                                                     1,300               19,396
      Darden Restaurants, Inc. (delta)                                                    5,300              123,596
      Dillard's, Inc. Class A (delta)                                                    12,400              244,776
      DIRECTV Group, Inc. (The)*                                                          4,232               74,441
      Donnelley (R.R.) & Sons Co.                                                        12,900              404,028

      Eastman Kodak Co. (delta)                                                         251,600            8,106,552
      EchoStar Communications Corporation Class A*                                       17,582              547,152
      Entercom Communications Corporation*                                                1,100               35,926
      Federated Department Stores, Inc.                                                  24,500            1,113,035
      Foot Locker, Inc.                                                                   5,000              118,500
      Gannett Co., Inc.                                                                  16,300            1,365,288
      Gemstar-TV Guide International, Inc.*                                               9,000               50,850
      Gillette Co. (The)                                                                  4,500              187,830
      Harte-Hanks, Inc.                                                                     450               11,255
      Hasbro, Inc.                                                                        9,225              173,430
      Hearst-Argyle Television, Inc. (delta)                                              1,800               44,010
      Hilton Hotels Corporation                                                           3,300               62,172
      Home Depot, Inc. (The) (delta)                                                     29,500            1,156,400
      IAC/InterActiveCorp*(delta)                                                        11,261              247,967
      IKON Office Solutions, Inc.                                                         7,100               85,342
      International Flavors & Fragrances, Inc.                                              800               30,560
      International Speedway Corporation Class A                                            200                9,980
      Interpublic Group Cos., Inc.*                                                       8,100               85,779
      Jones Apparel Group, Inc.                                                         131,800            4,718,440
      Kimberly-Clark Corporation                                                         17,200            1,110,948
      Kmart Holding Corporation*(delta)                                                  12,700            1,110,869
      Knight-Ridder, Inc.                                                                 3,900              255,255
      Lamar Advertising Co.*                                                              1,400               58,254
      Laureate Education, Inc.*                                                             400               14,888
      Lee Enterprises, Inc.                                                               2,700              125,118
      Leggett & Platt, Inc. (delta)                                                       7,100              199,510
      Liberty Media Corporation Class A*                                                 84,200              734,224
      Liberty Media International, Inc. Class A*                                          2,880               96,083
      Limited Brands                                                                     23,200              517,128
      Liz Claiborne, Inc.                                                                43,900            1,655,908
      Manpower, Inc.                                                                      2,800              124,572
      Marriott International, Inc. Class A                                                1,400               72,744
      Mattel, Inc. (delta)                                                              327,800            5,943,014
      May Department Stores Co. (The)                                                    17,200              440,836
      Maytag Corporation (delta)                                                          2,100               38,577
      McClatchy Co. Class A                                                               1,100               77,913
      McDonald's Corporation                                                            722,400           20,248,872
      McGraw-Hill Co., Inc. (The)                                                         5,200              414,388
      Media General, Inc. Class A                                                           700               39,165
      Metro-Goldwyn-Mayer, Inc.                                                           2,400               27,768
      Mohawk Industries, Inc.*(delta)                                                     1,500              119,085
      Neiman-Marcus Group, Inc. Class A                                                   2,500              143,750
      New York Times Co. Class A                                                            800               31,280
      Newell Rubbermaid, Inc. (delta)                                                   290,100            5,813,604
      Nordstrom, Inc.                                                                     2,100               80,304
      Office Depot, Inc.*                                                               209,300            3,145,779
      Omnicom Group, Inc.                                                                 1,900              138,814
      Outback Steakhouse, Inc. (delta)                                                      400               16,612
      Penney (JC) Co., Inc.                                                              14,400              508,032
      Pier 1 Imports, Inc. (delta)                                                        2,800               50,624
      Polo Ralph Lauren Corporation                                                       2,100               76,377
      Radio One, Inc. Class D*                                                            2,500               35,575
      Reebok International, Ltd.                                                          2,700               99,144
      Regal Entertainment Group Class A (delta)                                           2,100               40,110
      Regis Corporation                                                                   1,500               60,330
      Rent-A-Center, Inc.*                                                                1,300               33,618
      Republic Services, Inc.                                                            35,600            1,059,456
      Sabre Holdings Corporation                                                          8,200              201,146
      Saks, Inc. (delta)                                                                  7,500               90,375
      Sears, Roebuck & Co. (delta)                                                      210,000            8,368,500
      Service Corporation International*                                                 18,100              112,401
      ServiceMaster Co.                                                                   7,100               91,306
      Sirius Satellite Radio, Inc.*(delta)                                               77,200              247,040
      Snap-On, Inc.                                                                       3,400               93,704
      Stanley Works (The) (delta)                                                       200,900            8,544,277
      Starwood Hotels & Resorts Worldwide, Inc.                                           7,900              366,718

      Tech Data Corporation*                                                              3,400              131,070
      Time Warner, Inc.*                                                                211,100            3,407,154
      Toys "R" Us, Inc.*                                                                 12,700              225,298
      Tribune Co.                                                                        14,700              604,905
      Univision Communications, Inc. Class A*                                             5,395              170,536
      VeriSign, Inc.*                                                                     4,500               89,460
      VF Corporation                                                                     59,700            2,952,165
      Viad Corporation (delta)                                                              725               17,204
      Waste Management, Inc.                                                            271,157            7,413,432
      Wendy's International, Inc.                                                       248,900            8,363,040
      West Corporation*(delta)                                                              200                5,826
      Whirlpool Corporation                                                              50,300            3,022,527
                                                                                                      --------------
                                                                                                         138,399,168
                                                                                                      --------------
CONSUMER STAPLES - 3.5%
      Albertson's, Inc. (delta)                                                         213,200            5,101,876
      Campbell Soup Co.                                                                   6,800              178,772
      Clorox Co.                                                                          2,600              138,580
      Coca-Cola Co. (The)                                                                13,400              536,670
      Coca-Cola Enterprises, Inc.                                                        13,900              262,710
      Colgate-Palmolive Co.                                                               5,300              239,454
      ConAgra Foods, Inc.                                                               477,500           12,276,524
      CVS Corporation                                                                    20,900              880,517
      Dean Foods Co.*(delta)                                                              9,350              280,687
      Del Monte Foods Co.*                                                               10,800              113,292
      General Mills, Inc.                                                                17,200              772,280
      Heinz (H.J.) Co.                                                                  186,700            6,724,934
      Hershey Foods Corporation                                                           2,300              107,433
      Hormel Foods Corporation (delta)                                                    4,400              117,832
      J.M. Smucker Co. (The)                                                              3,400              150,994
      Kellogg Co.                                                                         6,200              264,492
      Kraft Foods, Inc. Class A                                                          16,000              507,520
      Kroger Co.*                                                                        43,700              678,224
      McCormick & Co., Inc.                                                               2,000               68,680
      Pepsi Bottling Group, Inc.                                                            900               24,435
      PepsiAmericas, Inc.                                                                 4,200               80,220
      PepsiCo, Inc.                                                                       5,400              262,710
      Pilgrim's Pride Corporation (delta)                                                24,000              649,920
      Procter & Gamble Co.                                                               13,450              727,914
      Rite Aid Corporation*                                                               3,900               13,728
      Safeway, Inc.*                                                                    192,300            3,713,313
      Sara Lee Corporation                                                              374,815            8,568,271
      Smithfield Foods, Inc.*                                                             5,000              125,000
      SUPERVALU, Inc.                                                                    55,400            1,526,270
      Tootsie Roll Industries, Inc.                                                       1,439               42,048
      Tyson Foods, Inc. Class A                                                          12,981              207,956
      Wrigley (W.M.), Jr. Co.                                                               600               37,986
                                                                                                      --------------
                                                                                                          45,381,242
                                                                                                      --------------
FINANCIAL SERVICES - 30.8%
      A.G. Edwards, Inc.                                                                  4,700              162,714
      Accenture, Ltd. Class A*                                                          120,200            3,251,410
      ACE, Ltd. (delta)                                                                 236,400            9,470,184
      AFLAC, Inc.                                                                         3,100              121,551
      Alleghany Corporation*                                                                312               85,145
      Allied Capital Corporation (delta)                                                  7,600              185,364
      Allmerica Financial Corporation*(delta)                                             3,200               86,016
      Allstate Corporation (The) (delta)                                                379,100           18,193,009
      AMB Property Corporation REIT                                                       4,900              181,398
      AMBAC Financial Group, Inc.                                                         4,850              387,758
      American Capital Strategies, Ltd. (delta)                                          47,900            1,501,186
      American Financial Group, Inc. (delta)                                              2,200               65,758
      American International Group, Inc.                                                 45,433            3,088,990
      American National Insurance Co.                                                       500               48,395
      AmeriCredit Corporation*                                                            9,300              194,184
      AmSouth Bancorporation (delta)                                                     20,900              509,960
      Annaly Mortgage Management, Inc. REIT (delta)                                       7,000              119,910

      AON Corporation                                                                    18,700              537,438
      Apartment Investment & Management Co. Class A REIT                                  5,600              194,768
      Archstone-Smith Trust REIT                                                         11,600              367,024
      Arden Realty, Inc. REIT                                                             3,900              127,062
      Arthur J. Gallagher & Co. (delta)                                                     300                9,939
      Associated Banc-Corp (delta)                                                       34,100            1,093,587
      Assurant, Inc.                                                                     50,200            1,305,200
      Assured Guaranty, Ltd.                                                             12,000              199,920
      Astoria Financial Corporation                                                       4,600              163,254
      Automatic Data Processing, Inc.                                                     4,900              202,468
      AvalonBay Communities, Inc. REIT                                                    4,200              252,924
      Bank of America Corporation                                                       804,184           34,845,293
      Bank of Hawaii Corporation                                                          3,200              151,200
      Bank of New York Co., Inc. (The)                                                   40,000            1,166,800
      Banknorth Group, Inc.                                                              10,200              357,000
      BB&T Corporation                                                                  132,329            5,252,138
      Bear Stearns Cos., Inc. (The)                                                       6,200              596,254
      BOK Financial Corporation*(delta)                                                   1,057               47,153
      Boston Properties, Inc. REIT                                                        4,900              271,411
      BRE Properties, Inc. Class A REIT                                                   3,000              115,050
      Camden Property Trust REIT                                                          2,400              110,880
      Capital One Financial Corporation                                                   4,000              295,600
      Capitol Federal Financial (delta)                                                   1,300               41,834
      CBL & Associates Properties, Inc. REIT                                             14,500              883,775
      Centerpoint Properties Corporation REIT (delta)                                     2,800              122,024
      Checkfree Corporation*(delta)                                                       1,700               47,039
      Chelsea Property Group, Inc. REIT (delta)                                           1,900              127,490
      Chubb Corporation                                                                 111,100            7,808,108
      Cigna Corporation (delta)                                                         108,900            7,582,707
      Cincinnati Financial Corporation                                                    8,815              363,354
      CIT Group, Inc.                                                                    82,900            3,099,631
      Citigroup, Inc.                                                                 1,088,800           48,037,855
      City National Corporation                                                           2,400              155,880
      CNA Financial Corporation*                                                          1,500               36,015
      Colonial BancGroup, Inc.                                                            7,500              153,375
      Comerica, Inc. (delta)                                                            152,300            9,039,005
      Commerce Bancshares, Inc.                                                           3,436              165,237
      Compass Bancshares, Inc.                                                            7,300              319,886
      Conseco, Inc.*(delta)                                                               9,100              160,706
      Countrywide Financial Corporation                                                  33,200            1,307,748
      Crescent Real Estate Equities Co. REIT                                            254,800            4,010,552
      Cullen/Frost Bankers, Inc.                                                          3,000              139,410
      Deluxe Corporation (delta)                                                          3,000              123,060
      Developers Diversified Realty Corporation REIT                                      6,000              234,900
      Doral Financial Corporation (delta)                                                43,900            1,820,533
      Duke Realty Corporation REIT                                                        8,400              278,880
      E*TRADE Financial Corporation*                                                      9,300              106,206
      Equifax, Inc.                                                                       2,600               68,536
      Equity Office Properties Trust REIT                                                23,885              650,866
      Equity Residential Properties Trust REIT                                           16,600              514,600
      Erie Indemnity Co. Class A (delta)                                                  1,700               86,734
      Fair Isaac & Co., Inc. (delta)                                                        600               17,520
      Fannie Mae                                                                         17,800            1,128,520
      Federal Realty Investors Trust REIT                                                 3,100              136,400
      Federated Investors, Inc. Class B (delta)                                             500               14,220
      Fidelity National Financial, Inc.                                                   9,579              364,960
      Fifth Third Bancorp (delta)                                                         5,000              246,100
      First American Corporation                                                          4,600              141,818
      First Horizon National Corporation                                                  7,300              316,528
      FirstMerit Corporation (delta)                                                      5,000              131,525
      Franklin Resources, Inc.                                                            8,400              468,384
      Freddie Mac                                                                       138,000            9,003,120
      Fremont General Corporation (delta)                                                 1,000               23,150
      Friedman, Billings, Ramsey Group, Inc. Class A (delta) REIT                         3,600               68,760

      Fulton Financial Corporation                                                        7,240              154,936
      General Growth Properties, Inc. REIT                                              116,700            3,617,700
      Genworth Financial, Inc. Class A*                                                   7,400              172,420
      Golden West Financial Corporation                                                   5,100              565,845
      Goldman Sachs Group, Inc.                                                          18,200            1,696,968
      Greenpoint Financial Corporation                                                    6,600              305,316
      Hartford Financial Services Group, Inc.                                           313,800           19,433,634
      HCC Insurance Holdings, Inc.                                                        2,800               84,420
      Health Care Property Investors, Inc. REIT (delta)                                   7,800              202,800
      Health Care REIT, Inc.                                                              3,000              105,600
      Hibernia Corporation Class A                                                        9,200              242,972
      Hospitality Properites Trust REIT                                                   4,000              169,960
      Host Marriott Corporation REIT (delta)                                             20,600              289,018
      HRPT Properties Trust REIT                                                         10,500              115,395
      Hudson United Bancorp                                                               2,700               99,495
      Huntington Bancshares, Inc.                                                        13,600              338,776
      Independence Community Bank Corporation                                            30,978            1,209,691
      IndyMac Bancorp, Inc.                                                               1,900               68,780
      Instinet Group, Inc.*                                                               7,000               35,210
      International Bancshares Corporation                                                2,100               77,175
      iStar Financial, Inc. REIT                                                          6,500              267,995
      Janus Capital Group, Inc.                                                          14,200              193,262
      Jefferies Group, Inc. (delta)                                                       3,000              103,410
      Jefferson-Pilot Corporation                                                         8,300              412,178
      JPMorgan Chase & Co.                                                              661,538           26,282,905
      KeyCorp                                                                           279,750            8,840,100
      Kimco Realty Corporation REIT                                                       5,800              297,540
      Lehman Brothers Holdings, Inc.                                                     16,442            1,310,756
      Leucadia National Corporation (delta)                                               3,100              175,615
      Liberty Property Trust REIT                                                         5,000              199,200
      Lincoln National Corporation                                                       10,300              484,100
      Loews Corporation                                                                   8,800              514,800
      M & T Bank Corporation                                                              4,500              430,650
      Macerich Co. (The) REIT                                                             3,500              186,515
      Mack-Cali Realty Corporation REIT                                                   3,600              159,480
      Markel Corporation*                                                                   300               92,520
      Marshall & Ilsley Corporation (delta)                                              13,200              531,960
      MBIA, Inc.                                                                          8,750              509,338
      MBNA Corporation                                                                  292,900            7,381,080
      Mellon Financial Corporation                                                       17,500              484,575
      Mercantile Bankshares Corporation                                                   4,700              225,412
      Mercury General Corporation                                                         1,500               79,335
      Merrill Lynch & Co., Inc.                                                         156,467            7,779,539
      MetLife, Inc.                                                                      24,400              943,060
      MGIC Investment Corporation (delta)                                               109,400            7,280,570
      Mills Corporation (The) REIT (delta)                                               25,800            1,338,246
      MoneyGram International, Inc. (delta)                                               2,900               49,532
      Morgan Stanley                                                                    134,100            6,611,130
      National City Corporation                                                         136,637            5,276,921
      National Commerce Financial Corporation (delta)                                    12,100              413,941
      Nationwide Financial Services Class A                                               3,300              115,863
      New Plan Excel Realty Trust REIT                                                    5,900              147,500
      New York Community Bancorp, Inc. (delta)                                           15,654              321,533
      North Fork Bancorporation, Inc. (delta)                                            41,700            1,853,565
      Northern Trust Corporation                                                          8,100              330,480
      Nuveen Investments, Inc. Class A (delta)                                              400               11,840
      Odyssey Re Holdings Corporation (delta)                                               700               15,526
      Old Republic International Corporation                                             77,450            1,938,574
      Pan Pacific Retail Properties, Inc. REIT                                            2,400              129,840
      People's Bank (delta)                                                               2,250               80,393
      Plum Creek Timber Co., Inc. REIT                                                   10,862              380,496
      PMI Group, Inc. (The)                                                               5,700              231,306
      PNC Financial Services Group, Inc.                                                 16,700              903,470
      Popular, Inc.                                                                      27,600              725,880
      Principal Financial Group                                                          18,900              679,833
      Progressive Corporation (The)                                                      10,900              923,775

      Prologis Trust REIT                                                                10,789              380,204
      Protective Life Corporation (delta)                                                 4,100              161,171
      Providian Financial Corporation*                                                   12,500              194,250
      Prudential Financial, Inc.                                                         26,000            1,223,040
      Public Storage, Inc. REIT (delta)                                                   4,900              242,795
      Radian Group, Inc.                                                                  3,600              166,428
      Raymond James Financial, Inc.                                                       3,600               86,832
      Rayonier, Inc. REIT                                                                24,040            1,087,570
      Reckson Associates Realty Corporation REIT                                          4,000              115,000
      Regency Centers Corporation REIT                                                    1,500               69,735
      Regions Financial Corporation                                                      27,349              904,158
      Reinsurance Group of America, Inc. (delta)                                          1,700               70,040
      RenaissanceRe Holdings, Ltd. (delta)                                                3,900              201,162
      Rouse Co. (The) REIT                                                                6,100              407,968
      Ryder System, Inc.                                                                  2,100               98,784
      Safeco Corporation                                                                  8,300              378,895
      Schwab (Charles) Corporation (The)                                                  7,000               64,330
      Shurgard Storage Centers, Inc. Class A REIT (delta)                                 2,700              104,760
      Simon Property Group, Inc. REIT                                                     9,700              520,211
      Sky Financial Group, Inc.                                                           6,100              152,500
      SL Green Realty Corporation REIT (delta)                                            2,300              119,163
      SLM Corporation                                                                   188,600            8,411,560
      South Financial Group, Inc. (delta)                                                 3,500               98,700
      SouthTrust Corporation                                                             20,200              841,532
      Sovereign Bancorp, Inc.                                                            20,300              442,946
      St. Paul Travelers Cos., Inc.                                                      54,245            1,793,340
      Stancorp Financial Group, Inc.                                                      1,700              121,040
      State Street Corporation                                                           10,200              435,642
      Student Loan Corporation (delta)                                                      200               28,350
      Sungard Data Systems, Inc.*                                                         2,100               49,917
      SunTrust Banks, Inc. (delta)                                                       36,000            2,534,760
      Synovus Financial Corporation                                                      28,500              745,275
      TCF Financial Corporation (delta)                                                   1,000               30,290
      Thornburg Mortgage, Inc. REIT (delta)                                               4,800              139,248
      Torchmark Corporation                                                               6,600              350,988
      Transatlantic Holdings, Inc.                                                        1,375               74,731
      Trizec Properties, Inc. REIT                                                        5,300               84,641
      UnionBanCal Corporation                                                             8,700              515,127
      United Dominion Realty Trust, Inc. REIT                                             7,600              150,708
      Unitrin, Inc.                                                                       1,600               66,512
      UnumProvident Corporation                                                          17,600              276,144
      US Bancorp                                                                        653,726           18,892,681
      Valley National Bancorp                                                             5,536              141,389
      Ventas, Inc. REIT                                                                   2,200               57,024
      Vornado Realty Trust REIT                                                           5,700              357,276
      W Holding Co., Inc. (delta)                                                         1,800               34,200
      W.R. Berkley Corporation                                                            3,875              163,370
      Wachovia Corporation                                                              342,550           16,082,723
      Washington Federal, Inc. (delta)                                                    4,634              116,545
      Washington Mutual, Inc.                                                           517,514           20,224,447
      Webster Financial Corporation                                                       3,100              153,109
      Weingarten Realty Investors REIT                                                      400               13,204
      WellChoice, Inc.*                                                                     900               33,597
      Wells Fargo & Co.                                                                 196,572           11,721,588
      Westcorp (delta)                                                                      900               38,268
      WFS Financial, Inc.*                                                                  200                9,310
      Whitney Holding Corporation                                                         2,400              100,800
      Wilmington Trust Corporation                                                        3,900              141,219
      XL Capital, Ltd. Class A (delta)                                                  124,200            9,189,558
      Zions Bancorporation                                                                5,300              323,512
                                                                                                      --------------
                                                                                                         403,228,163
                                                                                                      --------------
HEALTHCARE - 5.9%
      Aetna, Inc.                                                                         6,300              629,559
      AmerisourceBergen Corporation                                                      30,646            1,645,997
      Anthem, Inc.*(delta)                                                               56,431            4,923,605

      Bausch & Lomb, Inc.                                                                 1,200               79,740
      Baxter International, Inc.                                                        289,200            9,300,672
      Becton Dickinson & Co.                                                             56,100            2,900,370
      Biogen Idec, Inc.*(delta)                                                           1,000               61,170
      Bristol-Myers Squibb Co. (delta)                                                  378,100            8,949,627
      Caremark Rx, Inc.*(delta)                                                          11,800              378,426
      Community Health Systems, Inc.*                                                     1,500               40,020
      Dade Behring Holdings, Inc.*(delta)                                                   300               16,715
      Eyetech Pharmaceuticals, Inc.*(delta)                                                 100                3,399
      HCA, Inc.                                                                          16,700              637,105
      Health Management Associates, Inc. Class A (delta)                                  1,600               32,688
      Health Net, Inc.*(delta)                                                          298,800            7,386,336
      Henry Schein, Inc.*(delta)                                                            400               24,924
      Hospira, Inc*                                                                       9,300              284,580
      Humana, Inc.*                                                                       9,600              191,808
      ICOS Corporation*(delta)                                                            1,700               41,038
      Invitrogen Corporation*(delta)                                                      1,600               87,984
      IVAX Corporation*                                                                 151,250            2,896,438
      King Pharmaceuticals, Inc.*                                                        14,300              170,742
      Laboratory Corporation of America Holdings*                                           400               17,488
      Manor Care, Inc.                                                                    1,000               29,960
      McKesson Corporation                                                              108,200            2,775,330
      Medco Health Solutions, Inc.*                                                     221,117            6,832,515
      Merck & Co., Inc.                                                                 185,800            6,131,400
      Millennium Pharmeceuticals, Inc.*                                                   8,400              115,164
      Omnicare, Inc.                                                                      1,600               45,376
      PacifiCare Health Systems, Inc.*                                                    3,900              143,130
      Pfizer, Inc.                                                                      108,500            3,320,100
      Protein Design Labs, Inc.*                                                          4,600               90,068
      Schering-Plough Corporation                                                       418,400            7,974,704
      Select Medical Corporation                                                         40,200              539,886
      Tenet Healthcare Corporation*                                                      27,600              297,804
      Triad Hospitals, Inc.*                                                              2,900               99,876
      Universal Health Services, Inc. Class B                                             1,400               60,900
      Watson Pharmaceuticals, Inc.*                                                       5,000              147,300
      WebMD Corporation*(delta)                                                           7,300               50,808
      WellPoint Health Networks, Inc.*                                                    1,000              105,090
      Wyeth                                                                             199,800            7,472,520
                                                                                                      --------------
                                                                                                          76,932,362
                                                                                                      --------------
INTEGRATED OILS - 9.7%
      Amerada Hess Corporation                                                            4,600              409,400
      BP PLC ADR (delta)                                                                234,068           13,465,932
      ChevronTexaco Corporation                                                         636,996           34,168,466
      ConocoPhillips                                                                    346,632           28,718,461
      ExxonMobil Corporation                                                            553,900           26,769,987
      Marathon Oil Corporation                                                          203,900            8,416,992
      Murphy Oil Corporation                                                              4,800              416,496
      Occidental Petroleum Corporation                                                  260,800           14,586,544
      Unocal Corporation                                                                 15,600              670,800
                                                                                                      --------------
                                                                                                         127,623,078
                                                                                                      --------------
MATERIALS & PROCESSING - 6.1%
      Air Products & Chemicals, Inc.                                                     13,700              745,006
      Alcoa, Inc.                                                                       261,200            8,773,708
      Archer-Daniels-Midland Co.                                                         34,489              585,623
      Ashland, Inc.                                                                       4,200              235,536
      Ball Corporation                                                                    3,400              127,262
      Bemis Co.                                                                           6,300              167,454
      Boise Cascade Corporation                                                           5,800              193,024
      Bowater, Inc. (delta)                                                               3,300              126,027
      Cabot Corporation                                                                   3,700              142,709
      Dow Chemical Co. (The)                                                             52,544            2,373,938
      Du Pont (E.I.) de Nemours & Co.                                                    59,800            2,559,440
      Eastman Chemical Co. (delta)                                                      155,700            7,403,535
      Energizer Holdings, Inc.*(delta)                                                    2,800              129,080
      Engelhard Corporation                                                               7,400              209,790

      Florida Rock Industries, Inc.                                                       1,300               63,687
      Fluor Corporation (delta)                                                           3,000              133,560
      Forest City Enterprises, Inc. Class A                                               1,800               99,180
      Georgia-Pacific Corporation                                                       166,471            5,984,632
      Harsco Corporation                                                                  1,600               71,840
      Hughes Supply, Inc.                                                                 2,000               60,140
      International Paper Co.                                                           156,400            6,320,124
      International Steel Group, Inc.*(delta)                                            60,000            2,022,000
      Jacobs Engineering Group, Inc.*                                                       700               26,803
      Lafarge North America, Inc.                                                        24,400            1,144,116
      Louisiana-Pacific Corporation (delta)                                               6,400              166,080
      Lubrizol Corporation                                                               27,100              937,660
      Lyondell Chemical Co. (delta)                                                     233,200            5,237,672
      Martin Marietta Materials, Inc.                                                     2,900              131,283
      Masco Corporation                                                                  26,000              897,780
      MeadWestvaco Corporation                                                           11,947              381,109
      Monsanto Co.                                                                      261,400            9,520,189
      Newmont Mining Corporation                                                          8,600              391,558
      Nucor Corporation (delta)                                                          24,100            2,202,017
      Owens-Illinois, Inc.*                                                               6,500              104,000
      Packaging Corporation of America                                                    3,600               88,092
      Pactiv Corporation*                                                               281,600            6,547,200
      Phelps Dodge Corporation                                                            5,500              506,165
      PPG Industries, Inc.                                                               10,200              625,056
      Praxair, Inc.                                                                      13,700              585,538
      Precision Castparts Corporation                                                     1,800              108,090
      Rohm & Haas Co.                                                                     9,500              408,215
      RPM International, Inc.                                                            60,300            1,064,295
      Scotts Co. (The) Class A*                                                           1,000               64,150
      Sealed Air Corporation*(delta)                                                        800               37,080
      Sherwin-Williams Co. (The)                                                         30,300            1,331,988
      Sigma-Aldrich Corporation                                                           3,100              179,800
      Smurfit-Stone Container Corporation*(delta)                                        15,000              290,550
      Sonoco Products Co.                                                                 5,800              153,352
      Southern Peru Copper Corporation (delta)                                              400               20,664
      Temple-Inland, Inc.                                                                36,900            2,477,835
      Timken Co.                                                                          2,000               49,240
      United States Steel Corporation (delta)                                             6,700              252,054
      Valspar Corporation                                                                 3,000              140,040
      Vulcan Materials Co.                                                                6,100              310,795
      Weyerhaeuser Co.                                                                   76,700            5,099,016
      Worthington Industries, Inc.                                                          600               12,810
                                                                                                      --------------
                                                                                                          80,019,587
                                                                                                      --------------
OTHER - 2.1%
      Allete, Inc. (delta)                                                                1,732               56,277
      Brunswick Corporation                                                               2,400              109,824
      Carlisle Cos., Inc.                                                                 1,800              115,074
      Eaton Corporation                                                                   8,900              564,349
      General Electric Co.                                                              623,200           20,927,056
      Hillenbrand Industries, Inc.                                                        2,500              126,325
      Honeywell International, Inc.                                                      50,900            1,825,274
      ITT Industries, Inc.                                                                3,500              279,965
      Johnson Controls, Inc.                                                             50,500            2,868,905
      SPX Corporation                                                                     4,200              148,680
      Teleflex, Inc.                                                                      2,100               89,250
      Textron, Inc.                                                                       7,000              449,890
      Wesco Financial Corporation                                                           100               35,150
                                                                                                      --------------
                                                                                                          27,596,019
                                                                                                      --------------
OTHER ENERGY - 2.7%
      Anadarko Petroleum Corporation                                                     98,800            6,556,368
      Apache Corporation                                                                 19,282              966,221
      Arch Coal, Inc. (delta)                                                             2,000               70,980
      Burlington Resources, Inc.                                                         55,000            2,244,000
      Chesapeake Energy Corporation (delta)                                              14,700              232,701
      Consol Energy, Inc. (delta)                                                         2,000               69,780

      Cooper Cameron Corporation*(delta)                                                  6,300              345,492
      Devon Energy Corporation                                                           14,219            1,009,691
      Diamond Offshore Drilling, Inc. (delta)                                             1,700               56,083
      Dynegy, Inc. Class A*(delta)                                                       16,700               83,333
      El Paso Corporation (delta)                                                        37,972              348,963
      ENSCO International, Inc.                                                           4,000              130,680
      EOG Resources, Inc. (delta)                                                         6,900              454,365
      Equitable Resources, Inc.                                                           3,700              200,947
      FMC Technologies, Inc.*                                                            21,300              711,420
      Kerr-McGee Corporation                                                             22,475            1,286,694
      Massey Energy Co. (delta)                                                           4,500              130,185
      National-Oilwell, Inc.*(delta)                                                      1,800               59,148
      Newfield Exploration Co.*                                                           1,700              104,108
      Noble Energy, Inc.                                                                  3,400              198,016
      NRG Energy, Inc.*                                                                   4,600              123,924
      Patterson-UTI Energy, Inc. (delta)                                                    800               15,256
      Peabody Energy Corporation                                                          3,800              226,100
      Pioneer Natural Resouces Co.                                                        7,100              244,808
      Pogo Producing Co.                                                                  7,500              355,875
      Premcor, Inc.*                                                                      2,300               88,550
      Pride International, Inc.*(delta)                                                   3,500               69,265
      Reliant Energy, Inc.*(delta)                                                      337,773            3,151,422
      Rowan Cos., Inc.*(delta)                                                            3,100               81,840
      Sunoco, Inc. (delta)                                                               23,300            1,723,734
      Tesoro Petroleum Corporation*(delta)                                               49,400            1,458,782
      Texas Genco Holdings, Inc.                                                            900               41,985
      Transocean, Inc.*                                                                 115,000            4,114,700
      Valero Energy Corporation                                                          14,400            1,155,024
      Varco International, Inc.*                                                          5,000              134,100
      Williams Cos., Inc.                                                               627,500            7,592,750
                                                                                                      --------------
                                                                                                          35,837,290
                                                                                                      --------------
PRODUCER DURABLES - 5.4%
      AGCO Corporation*(delta)                                                            5,300              119,886
      Agilent Technologies, Inc.*                                                         2,500               53,925
      Alliant Techsystems, Inc.*                                                          1,000               60,500
      American Power Conversion Corporation                                             218,100            3,792,759
      American Tower Corporation Class A*(delta)                                         12,800              196,480
      AMETEK, Inc.                                                                        1,200               36,384
      Andrew Corporation*(delta)                                                          5,400               66,096
      Boeing Co. (The)                                                                  109,400            5,647,228
      Briggs & Stratton Corporation                                                         300               24,360
      Caterpillar, Inc.                                                                   4,900              394,205
      Centex Corporation                                                                  3,800              191,748
      Crane Co.                                                                           3,100               89,652
      Crown Castle International Corporation*                                            35,300              525,264
      Cummins, Inc.                                                                       2,300              169,947
      Deere & Co.                                                                         8,600              555,130
      Diebold, Inc.                                                                       4,300              200,810
      Dover Corporation                                                                   2,300               89,401
      DR Horton, Inc.                                                                     6,250              206,938
      Emerson Electric Co.                                                              167,700           10,378,953
      Goodrich Corporation                                                                7,000              219,520
      Grainger (W.W.), Inc.                                                               4,200              242,130
      Hovnanian Enterprises, Inc. Class A*(delta)                                           500               20,050
      Hubbell, Inc. Class B                                                               8,000              358,640
      IIIinois Tool Works, Inc.                                                             900               83,853
      KB HOME                                                                            12,800            1,081,472
      Lennar Corporation Class A (delta)                                                  4,500              214,200
      Lockheed Martin Corporation                                                        22,700            1,266,206
      MDC Holdings, Inc. (delta)                                                            600               43,860
      Mettler Toledo International, Inc.*(delta)                                          1,100               51,942
      Molex, Inc.                                                                         1,400               41,748
      Northrop Grumman Corporation                                                      248,370           13,245,572
      Novellus Systems, Inc.*                                                             2,200               58,498
      Pall Corporation                                                                    6,800              166,464

      Parker Hannifin Corporation                                                         7,100              417,906
      Pentair, Inc.                                                                       5,900              205,969
      Pitney Bowes, Inc.                                                                159,300            7,025,130
      Polycom, Inc.*                                                                     12,200              241,804
      Pulte Homes, Inc. (delta)                                                           3,600              220,932
      Roper Industries, Inc.                                                                300               17,238
      Ryland Group, Inc.                                                                  1,200              111,192
      Standard-Pacific Corporation (delta)                                                1,900              107,103
      Steelcase, Inc. Class A                                                             2,900               40,600
      Tektronix, Inc.                                                                       700               23,275
      Thermo Electron Corporation*                                                        4,300              116,186
      Toll Brothers, Inc.*(delta)                                                         1,600               74,128
      Tyco International, Ltd.                                                          308,300            9,452,478
      United Defense Industries, Inc.*(delta)                                               500               19,995
      United Technologies Corporation                                                   130,850           12,218,773
      Xerox Corporation*(delta)                                                          44,500              626,560
                                                                                                      --------------
                                                                                                          70,813,090
                                                                                                      --------------
TECHNOLOGY - 4.9%
      3Com Corporation*(delta)                                                           23,100               97,482
      ADC Telecommunications, Inc.*(delta)                                               14,200               25,702
      Advanced Fibre Communications, Inc.*                                                4,100               65,190
      Advanced Micro Devices, Inc.*(delta)                                                9,700              126,100
      Affiliated Computer Services, Inc. Class A*(delta)                                  2,200              122,474
      Apple Computer, Inc.*                                                              11,200              434,000
      Applera Corporation-Applied Biosystems Group                                       12,000              226,440
      Applied Micro Circuits Corporation*                                                11,000               34,430
      Arrow Electronics, Inc.*                                                            6,800              153,544
      Autodesk, Inc.                                                                     20,800            1,011,504
      Avnet, Inc.*                                                                        7,100              121,552
      Avocent Corporation*(delta)                                                           400               10,412
      AVX Corporation (delta)                                                             1,900               22,515
      BearingPoint, Inc.*(delta)                                                          7,900               70,626
      BMC Software, Inc.*                                                                 9,500              150,195
      Cadence Design Systems, Inc.*(delta)                                                7,100               92,584
      Ceridian Corporation*                                                               3,200               58,912
      CIENA Corporation*(delta)                                                          30,791               60,966
      Citrix Systems, Inc.*                                                              46,000              805,920
      Computer Sciences Corporation*                                                    145,000            6,829,500
      Compuware Corporation*                                                             22,800              117,420
      Comverse Technology, Inc.*                                                          5,200               97,916
      Conexant Systems, Inc.*(delta)                                                     12,300               19,803
      Corning, Inc.*                                                                     12,800              141,824
      Electronic Data Systems Corporation                                               341,300            6,617,807
      EMC Corporation*                                                                   29,000              334,660
      Fairchild Semicoductor International, Inc.*                                         3,200               45,344
      Foundry Networks, Inc.*(delta)                                                      3,200               30,368
      General Dynamics Corporation                                                       47,800            4,880,380
      Harris Corporation (delta)                                                          1,300               71,422
      Hewlett-Packard Co.                                                               551,350           10,337,812
      Ingram Micro, Inc. Class A*                                                        25,100              404,110
      International Business Machines Corporation                                        68,900            5,907,486
      International Rectifier Corporation*(delta)                                           700               24,010
      Intersil Corporation Class A                                                        4,300               68,499
      Intuit, Inc.*                                                                      11,500              522,100
      L-3 Communications Holdings, Inc.                                                   2,800              187,600
      LSI Logic Corporation*(delta)                                                      12,400               53,444
      Lucent Technologies, Inc.*(delta)                                                 254,100              805,497
      Maxtor Corporation*                                                                 8,500               44,200
      McAfee, Inc.*(delta)                                                               93,800            1,885,380
      Micron Technology, Inc.*                                                           18,200              218,946
      Microsoft Corporation                                                             264,500            7,313,425
      Motorola, Inc.                                                                    271,000            4,888,840
      NCR Corporation*                                                                    1,200               59,508
      Oracle Corporation*                                                               109,900            1,239,672
      PeopleSoft, Inc.*                                                                  16,600              329,510

      PerkinElmer, Inc.                                                                   3,700               63,714
      QLogic Corporation*(delta)                                                          1,200               35,532
      Raytheon Co.                                                                      129,000            4,899,420
      Reynolds & Reynolds Co. (The) Class A (delta)                                         300                7,401
      Rockwell Automation, Inc.                                                           3,800              147,060
      Sandisk Corporation*(delta)                                                         1,600               46,592
      Sanmina-SCI Corporation*                                                           15,176              106,991
      Scientific-Atlanta, Inc.                                                            9,100              235,872
      Seagate Technology, Inc.+*                                                          4,600                    0
      Siebel Systems, Inc.*                                                               5,900               44,486
      Storage Technology Corporation*                                                     5,300              133,878
      Sun Microsystems, Inc.*                                                           197,200              796,688
      Sybase, Inc.*                                                                       5,700               78,603
      Tellabs, Inc.*                                                                     14,500              133,255
      TIBCO Software, Inc.*(delta)                                                        3,000               25,530
      Unisys Corporation*                                                                18,700              192,984
      UTStarcom, Inc.*(delta)                                                               700               11,277
      Vishay Intertechnology, Inc.*                                                       7,000               90,300
      Western Digital Corporation*(delta)                                                 8,900               78,231
                                                                                                      --------------
                                                                                                          64,294,845
                                                                                                      --------------
UTILITIES - 11.2%
      AES Corporation (The)*                                                             98,600              985,014
      AGL Resources, Inc.                                                                 3,800              116,926
      Allegheny Energy, Inc.*(delta)                                                      6,100               97,356
      Alliant Energy Corporation                                                         50,900            1,266,392
      Alltel Corporation                                                                 87,200            4,788,152
      Ameren Corporation                                                                 10,800              498,420
      American Electric Power Co., Inc.                                                 265,200            8,475,792
      Aqua America, Inc. (delta)                                                          5,525              122,158
      AT&T Corporation                                                                  354,360            5,074,435
      AT&T Wireless Services, Inc.*                                                      67,200              993,216
      BellSouth Corporation                                                             132,800            3,601,536
      Cablevision Systems Corporation Class A*(delta)                                     1,375               27,885
      Centerpoint Energy, Inc. (delta)                                                  265,000            2,745,400
      CenturyTel, Inc. (delta)                                                           92,700            3,174,048
      Cinergy Corporation                                                                10,700              423,720
      Citizens Communications Co.                                                        17,100              228,969
      Comcast Corporation Class A*                                                      317,963            8,979,275
      Consolidated Edison, Inc. (delta)                                                  14,300              601,172
      Constellation Energy Group, Inc.                                                   10,000              398,400
      Cox Communications, Inc. Class A*                                                   5,700              188,841
      Dominion Resources, Inc.                                                           19,419            1,267,090
      DPL, Inc.                                                                           7,500              154,350
      DTE Energy Co.                                                                     24,900            1,050,531
      Duke Energy Corporation                                                           234,400            5,365,416
      Edison International                                                               19,300              511,643
      Energy East Corporation                                                             8,700              219,066
      Entergy Corporation                                                               197,200           11,952,292
      Exelon Corporation                                                                187,974            6,896,766
      FirstEnergy Corporation                                                           311,412           12,792,805
      FPL Group, Inc.                                                                    11,400              778,848
      Great Plains Energy, Inc.                                                           4,100              119,515
      Hawaiian Electric Industries (delta)                                                4,800              127,392
      KeySpan Corporation (delta)                                                        95,600            3,747,520
      Kinder Morgan, Inc.                                                                 4,800              301,536
      MDU Resources Group, Inc.                                                          34,650              912,335
      National Fuel Gas Co.                                                               4,300              121,819
      NiSource, Inc.                                                                     57,600            1,210,176
      Northeast Utilities                                                                70,800            1,372,812
      NSTAR                                                                               3,100              152,210
      NTL, Inc.*(delta)                                                                   4,300              266,901
      OGE Energy Corporation                                                              5,200              131,196
      Oneok, Inc.                                                                        46,700            1,215,134
      Pepco Holdings, Inc.                                                               10,198              202,940
      PG&E Corporation*                                                                  23,600              717,440

      Pinnacle West Capital Corporation                                                   5,400              224,100
      PPL Corporation                                                                   135,300            6,383,454
      Progress Energy, Inc.                                                              14,600              618,164
      Progress Energy, Inc. Contingent Value Obligation+*                                 3,100                1,209
      Public Service Enterprise Group, Inc. (delta)                                      14,100              600,660
      Puget Energy, Inc.                                                                  5,900              133,930
      Questar Corporation                                                                11,600              531,512
      Qwest Communications International, Inc.*(delta)                                   87,700              292,041
      SBC Communications, Inc.                                                          198,200            5,143,290
      SCANA Corporation                                                                   6,600              246,444
      Sempra Energy                                                                      12,200              441,518
      Southern Co. (The) (delta)                                                         43,700            1,310,126
      Sprint Corporation                                                                 66,100            1,330,593
      TECO Energy, Inc. (delta)                                                          11,200              151,536
      Telephone & Data Systems, Inc.                                                      1,700              143,089
      TXU Corporation (delta)                                                            85,600            4,101,952
      UGI Corporation                                                                     3,000              111,780
      UnitedGlobalCom, Inc. Class A*                                                      4,400               32,868
      US Cellular Corporation*                                                              500               21,575
      Vectren Corporation                                                                 4,500              113,310
      Verizon Communications, Inc.                                                      758,524           29,870,674
      Westar Energy, Inc.                                                                19,900              401,980
      Western Gas Resources, Inc.                                                         3,200               91,488
      Wisconsin Energy Corporation                                                        7,000              223,300
      WPS Resources Corporation                                                           2,200               98,978
      Xcel Energy, Inc. (delta)                                                          23,640              409,445
                                                                                                      --------------
                                                                                                         147,403,856
                                                                                                      --------------
TOTAL COMMON STOCK
   (Cost $1,100,123,986)                                                                               1,263,557,981
                                                                                                      --------------

SHORT-TERM INVESTMENTS - 12.1%
      AB Funds Trust - Money Market Fund (Retirement Class)(infinity)                43,651,182           43,651,182
      Northern Institutional Liquid Assets Portfolio (section)                      114,748,555          114,748,555
                                                                                                      --------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $158,399,737)                                                                                   158,399,737
                                                                                                      --------------

                                                                                        PAR
                                                                                    -----------
U.S. TREASURY OBLIGATIONS - 0.3%
      U.S. Treasury Bill 1.57%, 12/23/04++++
   (Cost $4,060,250)                                                                $ 4,075,000            4,059,527
                                                                                                      --------------
TOTAL INVESTMENTS -- 108.7%
   (Cost $1,262,583,973)                                                                               1,426,017,245
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.7%)                                                         (113,934,514)
                                                                                                      --------------
NET ASSETS -- 100.0%                                                                                  $1,312,082,731
                                                                                                      ==============

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                     SHARES             VALUE
------------------                                                                  -----------       --------------
COMMON STOCK - 94.6%
AUTO & TRANSPORTATION - 3.1%
      FedEx Corporation                                                                 130,965       $   11,222,391
      Harley-Davidson, Inc.(delta)                                                      366,000           21,755,040
      United Parcel Service, Inc. Class B                                               141,300           10,727,496
                                                                                                      --------------
                                                                                                          43,704,927
                                                                                                      --------------
CONSUMER DISCRETIONARY - 25.1%
      Amazon.com, Inc.*(delta)                                                          494,300           20,197,098
      Apollo Group, Inc. Class A*                                                       300,000           22,011,000
      Avon Products, Inc.                                                               150,000            6,552,000
      Bed Bath & Beyond, Inc.*                                                          271,173           10,063,230
      Coach, Inc.*                                                                      105,000            4,454,100
      eBay, Inc.*                                                                       677,027           62,245,863
      Electronic Arts, Inc.*                                                            313,553           14,420,302
      Gillette Co. (The)                                                                 50,000            2,087,000
      Kohl's Corporation*                                                               149,600            7,209,224
      Lowe's Cos., Inc.                                                                 450,507           24,485,055
      McDonald's Corporation                                                            145,200            4,069,956
      Nike, Inc. Class B                                                                207,461           16,347,927
      Pixar, Inc.*(delta)                                                               142,800           11,266,920
      Scripps Co. (E.W.) Class A                                                        175,000            8,361,500
      Starbucks Corporation*(delta)                                                     802,525           36,482,787
      Tiffany & Co.                                                                     470,850           14,473,929
      Tribune Co.                                                                        47,500            1,954,625
      Wal-Mart Stores, Inc.                                                             601,875           32,019,750
      XM Satellite Radio Holdings, Inc. Class A*(delta)                                 415,305           12,882,761
      Yahoo!, Inc.*(delta)                                                            1,095,400           37,145,014
                                                                                                      --------------
                                                                                                         348,730,041
                                                                                                      --------------
CONSUMER STAPLES - 5.5%
      CVS Corporation                                                                    80,771            3,402,882
      PepsiCo, Inc.                                                                     305,905           14,882,278
      Procter & Gamble Co.                                                              460,668           24,931,353
      Sysco Corporation                                                                 140,000            4,188,800
      Walgreen Co.                                                                      599,100           21,465,753
      Wrigley (W.M.), Jr. Co.                                                           130,700            8,274,617
                                                                                                      --------------
                                                                                                          77,145,683
                                                                                                      --------------
FINANCIAL SERVICES - 12.7%
      AFLAC, Inc.                                                                       466,200           18,279,702
      American Express Co.                                                               60,000            3,087,600
      American International Group, Inc.                                                 77,400            5,262,426
      Capital One Financial Corporation                                                 222,100           16,413,190
      Citigroup, Inc.                                                                   415,333           18,324,492
      Countrywide Financial Corporation                                                 347,098           13,672,190
      Fifth Third Bancorp(delta)                                                        110,800            5,453,576
      Franklin Resources, Inc.                                                           96,950            5,405,932
      Goldman Sachs Group, Inc.                                                          86,545            8,069,456
      M & T Bank Corporation(delta)                                                      31,000            2,966,700
      Merrill Lynch & Co., Inc.                                                         380,180           18,902,550
      Moody's Corporation(delta)                                                        102,600            7,515,450
      Progressive Corporation (The)                                                     334,595           28,356,926
      Schwab (Charles) Corporation (The)                                                685,960            6,303,972
      SLM Corporation                                                                   334,330           14,911,118
      UCBH Holdings, Inc.(delta)                                                         15,736              614,806
      Wachovia Corporation                                                               84,800            3,981,360
                                                                                                      --------------
                                                                                                         177,521,446
                                                                                                      --------------
HEALTHCARE - 20.1%
      Allergan, Inc.                                                                    120,600            8,749,530
      Amgen, Inc.*                                                                      505,200           28,634,736

      Biogen Idec, Inc.*                                                                 32,500            1,988,025
      Boston Scientific Corporation*                                                    247,010            9,813,707
      Genentech, Inc.*                                                                1,202,701           63,045,585
      Genzyme Corporation*                                                              170,600            9,282,346
      Gilead Sciences, Inc.*(delta)                                                     110,000            4,111,800
      Johnson & Johnson                                                                 235,300           13,254,449
      Lilly (Eli) & Co.                                                                 116,125            6,973,306
      Medtronic, Inc.                                                                   620,829           32,221,025
      Novartis AG ADR                                                                    88,100            4,111,627
      Patterson Cos., Inc.*                                                              64,000            4,899,840
      Pfizer, Inc.                                                                      515,600           15,777,360
      Quest Diagnostics, Inc.(delta)                                                     60,685            5,353,631
      St. Jude Medical, Inc.*(delta)                                                    103,096            7,760,036
      Stryker Corporation                                                               248,600           11,952,688
      Teva Pharmaceutical Industries, Ltd. ADR(delta)                                   829,400           21,522,930
      UnitedHealth Group, Inc.                                                          314,790           23,212,615
      Wright Medical Group, Inc.*(delta)                                                 18,071              453,944
      Zimmer Holdings, Inc.*                                                             79,839            6,310,475
                                                                                                      --------------
                                                                                                         279,429,655
                                                                                                      --------------
INTEGRATED OILS - 0.4%
      ExxonMobil Corporation                                                            128,500            6,210,405
                                                                                                      --------------
MATERIALS & PROCESSING - 0.1%
      Monsanto Co.                                                                       42,238            1,538,308
                                                                                                      --------------
OTHER - 3.0%
      3M Co.                                                                             37,500            2,998,875
      General Electric Co.                                                            1,031,541           34,639,147
      Honeywell International, Inc.                                                     136,712            4,902,492
                                                                                                      --------------
                                                                                                          42,540,514
                                                                                                      --------------
OTHER ENERGY - 1.7%
      Baker Hughes, Inc.                                                                 97,300            4,253,956
      BJ Services Co.                                                                   125,000            6,551,250
      Schlumberger, Ltd.                                                                125,000            8,413,750
      Smith International, Inc.*(delta)                                                  70,000            4,251,100
                                                                                                      --------------
                                                                                                          23,470,056
                                                                                                      --------------
PRODUCER DURABLES - 3.6%
      Applied Materials, Inc.*                                                          415,380            6,849,616
      Caterpillar, Inc.                                                                 144,076           11,590,914
      Ingersoll-Rand Co. Class A                                                         30,000            2,039,100
      Lennar Corporation Class A                                                        124,406            5,921,726
      Tyco International, Ltd.(delta)                                                   594,912           18,240,002
      United Technologies Corporation                                                    55,500            5,182,590
                                                                                                      --------------
                                                                                                          49,823,948
                                                                                                      --------------
TECHNOLOGY - 19.0%
      Cisco Systems, Inc.*                                                            1,335,300           24,168,930
      Dell, Inc.*                                                                     1,396,466           49,714,190
      General Dynamics Corporation                                                       51,827            5,291,537
      Intel Corporation                                                                 376,800            7,558,608
      Juniper Networks, Inc.*                                                           180,000            4,248,000
      Maxim Integrated Products, Inc.                                                   470,900           19,914,361
      Microsoft Corporation                                                           1,302,098           36,003,010
      Motorola, Inc.                                                                    487,468            8,793,923
      Network Appliance, Inc.*(delta)                                                   768,200           17,668,600
      Novell, Inc.*(delta)                                                              223,700            1,411,547
      Oracle Corporation*                                                               750,000            8,460,000
      Qualcomm, Inc.                                                                  1,273,580           49,720,562
      Red Hat, Inc.*(delta)                                                             344,600            4,217,904
      Seagate Technology, Inc.+*                                                          5,600                    0
      Symantec Corporation*                                                             307,400           16,870,112
      Xilinx, Inc.(delta)                                                               434,600           11,734,200
                                                                                                      --------------
                                                                                                         265,775,484
                                                                                                      --------------
UTILITIES - 0.3%
      Verizon Communications, Inc.                                                      106,628            4,199,011
                                                                                                      --------------
TOTAL COMMON STOCK
   (Cost $1,154,843,976)                                                                               1,320,089,478
                                                                                                      --------------

SHORT-TERM INVESTMENTS - 10.4%
      AB Funds Trust - Money Market Fund (Retirement Class)(infinity)                64,927,164           64,927,164
      Northern Institutional Liquid Assets Portfolio (section)                       80,575,641           80,575,641
                                                                                                      --------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $145,502,805)                                                                                   145,502,805
                                                                                                      --------------

                                                                                        PAR
                                                                                    -----------
U.S. TREASURY OBLIGATIONS - 0.3%
      U.S. Treasury Bills 1.57%, 12/23/04++++
   (Cost $4,797,571)                                                                $ 4,815,000            4,796,717
                                                                                                      --------------
TOTAL INVESTMENTS -- 105.3%
   (Cost $1,305,144,352)                                                                               1,470,389,000
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.3%)                                                          (74,288,825)
                                                                                                      --------------
NET ASSETS -- 100.0%                                                                                  $1,396,100,175
                                                                                                      ==============

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                     SHARES              VALUE
------------------                                                                  -----------       --------------
COMMON STOCK - 94.0%
AUTO & TRANSPORTATION - 4.9%
      AAR Corporation*                                                                    2,300       $       28,635
      Aftermarket Technology Corporation*                                                26,300              330,854
      Alaska Air Group, Inc.*(delta)                                                      2,500               61,950
      Alexander & Baldwin, Inc.                                                           3,600              122,184
      America West Holdings Corporation Class B*(delta)                                   2,600               14,040
      Arctic Cat, Inc.                                                                    1,000               25,950
      Arkansas Best Corporation (delta)                                                  21,000              769,020
      ArvinMeritor, Inc. (delta)                                                          5,900              110,625
      Autoliv, Inc.                                                                      37,400            1,510,960
      Aviall, Inc.*                                                                      30,000              612,000
      Bandag, Inc.                                                                        1,000               43,800
      Coachmen Industries, Inc.                                                           1,200               18,936
      Collins & Aikman Corporation*(delta)                                                3,200               13,376
      Commercial Vehicle Group, Inc.*                                                       300                4,752
      Continental Airlines, Inc. Class B*(delta)                                          5,600               47,712
      Cooper Tire & Rubber Co.                                                            5,600              112,952
      Covenant Transport, Inc. Class A*                                                     700               13,524
      Dana Corporation                                                                   23,700              419,253
      Delta Air Lines, Inc.*(delta)                                                       9,400               30,926
      Dura Automotive Systems, Inc. Class A*                                             26,300              186,467
      ExpressJet Holdings, Inc.*(delta)                                                 115,800            1,159,158
      Florida East Coast Industries, Inc. (delta)                                         1,700               63,835
      FLYi, Inc.*(delta)                                                                  3,800               14,858
      Frontier Airlines, Inc.*(delta)                                                     1,900               14,592
      General Maritime Corporation*                                                      28,600              996,138
      Genesee & Wyoming, Inc. Class A*                                                    1,400               35,448
      Gentex Corporation (delta)                                                         10,700              375,891
      Goodyear Tire & Rubber Co. (The)*(delta)                                           13,000              139,620
      Greenbrier Cos., Inc.                                                                 500               12,000
      Gulfmark Offshore, Inc.*(delta)                                                       600                9,798
      Hayes Lemmerz International, Inc.*                                                 14,600              148,336
      Heartland Express, Inc.                                                               450                8,303
      Hub Group, Inc.*(delta)                                                               200                7,450
      Kansas City Southern*(delta)                                                        2,600               39,442
      Kirby Corporation*                                                                    900               36,135
      Laidlaw International, Inc.*(delta)                                                80,900            1,330,805
      Landstar Systems, Inc.*                                                               200               11,736
      Marten Transport, Ltd.*                                                             9,200              160,724
      Mesa Air Group, Inc.*(delta)                                                          300                1,530
      Modine Manufacturing Co.                                                            2,000               60,220
      Northwest Airlines Corporation*(delta)                                              6,500               53,365
      Offshore Logistics, Inc.*                                                          20,100              691,842
      Old Dominion Freight Line, Inc.*                                                   23,675              682,077
      Overnite Corporation                                                               18,500              581,455
      Overseas Shipholding Group, Inc.                                                    2,300              114,172
      P.A.M. Transportation Services, Inc.*(delta)                                       17,800              341,048
      Pacer International, Inc.*                                                         77,000            1,262,800
      Pinnacle Airlines Corporation*                                                     14,700              148,470
      Polaris Industries, Inc. (delta)                                                   20,500            1,144,310
      Quality Distribution, Inc.*                                                           300                1,833
      Quixote Corporation                                                                   100                1,928
      RailAmerica, Inc.*                                                                  2,300               25,415
      Republic Airways Holdings, Inc.*(delta)                                               300                2,697
      Sauer-Danfoss, Inc.                                                                   700               11,956
      SCS Transportation, Inc.*                                                          29,350              555,889
      Seabulk International, Inc.*                                                          500                5,175

      Skywest, Inc.                                                                      20,300              305,515
      Standard Motor Products, Inc.                                                       1,100               16,621
      Stoneridge, Inc.*(delta)                                                           31,500              444,150
      Strattec Security Corporation*                                                        200               12,452
      Superior Industries International, Inc. (delta)                                     1,900               56,905
      Swift Transportation Co., Inc.*(delta)                                             64,800            1,089,936
      TBC Corporation*                                                                    1,800               40,212
      Teekay Shipping Corporation                                                        32,400            1,396,116
      Tenneco Automotive, Inc.*(delta)                                                    3,600               47,160
      Titan International, Inc. (delta)                                                  34,200              328,320
      Tower Automotive, Inc.*(delta)                                                      4,900               10,241
      U.S. Xpress Enterprises, Inc. Class A*                                                300                5,562
      USF Corporation                                                                     2,300               82,547
      UTI Worldwide, Inc.                                                                27,400            1,611,393
      Visteon Corporation (delta)                                                        11,000               87,890
      Wabash National Corporation*                                                       10,600              291,182
      Werner Enterprises, Inc. (delta)                                                   39,100              755,021
                                                                                                      --------------
                                                                                                          21,309,590
                                                                                                      --------------
CONSUMER DISCRETIONARY - 21.2%
      4Kids Entertainment, Inc.*(delta)                                                   1,100               22,220
      Aaron Rents, Inc. (delta)                                                          89,700            1,951,871
      ABM Industries, Inc.                                                                3,200               64,480
      Action Performance Companies, Inc. (delta)                                          1,400               14,182
      Activision, Inc.*                                                                  67,050              929,984
      Administaff, Inc.*(delta)                                                          20,700              242,190
      Advance Auto Parts, Inc.*                                                          20,900              718,960
      Advanced Marketing Services, Inc. (delta)                                           1,100               11,869
      Advisory Board Co. (The)*                                                          16,800              564,480
      Advo, Inc.                                                                            450               13,923
      Aeropostale, Inc.*                                                                 48,350            1,266,770
      Alderwoods Group, Inc.*(delta)                                                      3,400               33,422
      Alloy, Inc.*(delta)                                                                 2,700               10,233
      AMC Entertainment, Inc.*                                                           52,700            1,008,678
      Amerco, Inc.*                                                                         500               18,960
      American Eagle Outfitters, Inc. (delta)                                            15,600              574,860
      American Greetings Corporation Class A*                                             5,400              135,648
      American Woodmark Corporation                                                         800               29,620
      AMN Healthcare Services, Inc.*(delta)                                              44,000              525,800
      Angelica Corporation (delta)                                                          800               19,904
      Applica, Inc.*                                                                      1,900                7,676
      aQuantive, Inc.*(delta)                                                            21,200              204,580
      Arbitron, Inc.*                                                                    29,700            1,087,317
      Asbury Automotive Group, Inc.*(delta)                                                 900               12,150
      Ask Jeeves, Inc.*(delta)                                                           16,900              552,799
      Atari, Inc.*(delta)                                                                   600                  942
      Banta Corporation                                                                  10,800              429,300
      Barnes & Noble, Inc.*                                                              13,800              510,600
      Bassett Furniture Industries, Inc.                                                    900               16,992
      Beacon Roofing Supply, Inc.*(delta)                                                17,100              280,440
      Beasley Broadcasting Group, Inc. Class A*                                           8,200              128,740
      BJ's Wholesale Club, Inc.*                                                         20,800              568,672
      Blair Corporation                                                                     700               19,726
      Blue Nile, Inc.*(delta)                                                               200                6,736
      Blyth, Inc.                                                                         1,900               58,710
      Bob Evans Farms, Inc.                                                              38,500            1,045,660
      Boca Resorts, Inc. Class A*                                                         1,900               35,283
      Bombay Co., Inc. (The)*                                                             1,400               10,262
      Bon-Ton Stores, Inc.                                                                  300                3,657
      Bowne & Co., Inc.                                                                  42,000              545,580
      Brightpoint, Inc.*                                                                 40,200              691,440
      Brown Shoe Co., Inc.                                                                1,500               37,590
      Buckle, Inc. (The)                                                                  4,300              118,121
      Burlington Coat Factory Warehouse Corporation                                       1,600               33,968
      California Pizza Kitchen, Inc.*(delta)                                                400                8,740
      Callaway Golf Co.                                                                  28,800              304,416

      Carmike Cinemas, Inc. (delta)                                                      17,700              623,217
      Catalina Marketing Corporation (delta)                                              1,400               32,312
      Cato Corporation Class A                                                            1,700               37,825
      CBRL Group, Inc.                                                                    3,500              126,280
      CDI Corporation                                                                    21,200              434,600
      CEC Entertainment, Inc.*                                                           22,950              843,413
      Central Garden & Pet Co.*                                                          21,000              643,020
      Central Parking Corporation (delta)                                                 1,600               21,152
      Century Business Services, Inc.*                                                    5,300               23,797
      Charles River Associates, Inc.*(delta)                                              9,000              344,610
      Charming Shoppes, Inc.*                                                             9,800               69,776
      Charter Communications, Inc. Class A*(delta)                                       23,200               61,712
      Chemed Corporation                                                                  1,000               55,740
      Cherokee, Inc.                                                                        200                4,772
      Children's Place Retail Stores, Inc.*                                              22,900              547,539
      Christopher & Banks Corporation                                                     7,000              112,070
      Claire's Stores, Inc.                                                              15,900              398,136
      Clark, Inc.*                                                                        1,200               16,248
      CNET Networks, Inc.*(delta)                                                        35,800              327,570
      Conn's, Inc.*(delta)                                                                  100                1,398
      Consolidated Graphics, Inc.*                                                          300               12,570
      Copart, Inc.*(delta)                                                               21,100              399,423
      Corinthian Colleges, Inc.*(delta)                                                  33,900              456,972
      Cornell Cos., Inc.*(delta)                                                          1,100               13,640
      Corporate Executive Board Co.                                                      28,700            1,757,588
      Corrections Corporation of America*                                                 1,500               53,040
      Cost Plus, Inc.*(delta)                                                            13,400              474,092
      CoStar Group, Inc.*(delta)                                                         14,550              715,715
      Courier Corporation (delta)                                                           350               14,588
      Cross Country Healthcare, Inc.*(delta)                                              1,700               26,350
      Crown Media Holdings, Inc. Class A*(delta)                                            500                4,175
      CSK Auto Corporation*                                                                 500                6,660
      CSS Industries, Inc.                                                                  600               18,564
      Cumulus Media, Inc. Class A*                                                       56,200              808,718
      Darden Restaurants, Inc.                                                           43,100            1,005,092
      Dave & Buster's, Inc.*(delta)                                                         900               17,082
      Deb Shops, Inc.                                                                       400                9,760
      Department 56, Inc.*(delta)                                                         1,100               17,930
      Dollar Thrifty Automotive Group, Inc.*                                             39,400              958,602
      Domino's Pizza, Inc.*(delta)                                                      108,100            1,589,070
      DoubleClick, Inc.*(delta)                                                           2,300               13,593
      Dover Motorsports, Inc.                                                             1,300                5,577
      Dress Barn, Inc.*                                                                     900               15,705
      EarthLink, Inc.*                                                                  104,200            1,073,260
      Education Management Corporation*                                                  82,800            2,205,791
      Electronics Boutique Holdings Corporation*(delta)                                  19,000              647,900
      Elizabeth Arden, Inc.*                                                              4,800              101,088
      Emmis Communications Corporation Class A*                                          55,000              993,300
      Entercom Communications Corporation*                                               19,800              646,668
      Entravision Communications Corporation Class A*                                     1,900               14,459
      Ethan Allen Interiors, Inc. (delta)                                                31,400            1,091,150
      Exponent, Inc.*                                                                       500               13,775
      FindWhat.Com*                                                                      10,500              196,665
      Finish Line, Inc. (The) Class A (delta)                                               200                6,184
      Fisher Communications, Inc.*                                                          100                4,800
      Forrester Research, Inc.*(delta)                                                   83,000            1,264,920
      Fossil, Inc.*                                                                      18,400              569,296
      FTI Consulting, Inc.*(delta)                                                        3,100               58,590
      Furniture Brands International, Inc. (delta)                                       19,900              499,092
      G & K Services, Inc. Class (delta)                                                  1,500               59,610
      GameStop Corporation*(delta)                                                        1,000               18,510
      Gaylord Entertainment Co.*                                                         13,500              418,500
      Genesco, Inc.*(delta)                                                              20,500              482,775
      Geo Group, Inc. (The)*                                                                700               14,315
      Getty Images, Inc.*(delta)                                                         32,000            1,769,599
      Gildan Activewear, Inc.*                                                           15,000              423,000

      Goody's Family Clothing, Inc.                                                      40,800              343,536
      Gray Television, Inc.                                                              92,500            1,100,750
      Group 1 Automotive, Inc.*                                                           1,600               43,648
      Guitar Center, Inc.*                                                                8,300              359,390
      Gymboree Corporation*(delta)                                                       84,000            1,209,600
      Hancock Fabrics, Inc.(delta)                                                        1,600               19,168
      Handleman Co.                                                                      47,100              963,666
      Hartmarx Corporation*                                                               1,900               14,098
      Haverty Furniture Cos., Inc.(delta)                                                35,000              613,900
      Helen of Troy, Ltd.*                                                               11,800              321,196
      Hiedrick & Struggles International, Inc.*(delta)                                   25,600              737,792
      Hollinger International, Inc.(delta)                                                1,600               27,664
      Hollywood Entertainment Corporation*(delta)                                        29,600              292,152
      Hooker Furniture Corporation                                                          400               11,052
      Hudson Highland Group, Inc.*(delta)                                                   200                5,838
      IHOP Corporation (delta)                                                            1,700               64,957
      Information Holdings, Inc.*(delta)                                                    200                5,446
      Infospace, Inc.*(delta)                                                             8,000              379,120
      Insight Communications Co., Inc.*                                                   1,900               16,720
      Insight Enterprises, Inc.*                                                          2,900               48,836
      Insurance Auto Auctions, Inc.*(delta)                                                 700               12,005
      Internap Network Services Corporation*                                              6,800                4,556
      Jack in the Box, Inc.*                                                              3,100               98,363
      Jackson Hewitt Tax Service, Inc.                                                   26,000              525,980
      Jakks Pacific, Inc.*(delta)                                                         2,200               50,600
      Jarden Corporation*(delta)                                                            250                9,123
      Jo-Ann Stores, Inc.*                                                                1,595               44,724
      Journal Communications, Inc. Class A                                               45,700              801,578
      Journal Register Co.*                                                               1,500               28,350
      K2, Inc.*(delta)                                                                    3,000               42,930
      Kellwood Co. (delta)                                                               11,800              430,110
      Kelly Services, Inc. Class A (delta)                                               33,300              889,443
      Kforce, Inc.*                                                                      61,400              514,532
      Kirkland's, Inc.*(delta)                                                              200                1,880
      Korn/Ferry International*(delta)                                                   28,100              512,263
      La-Z-Boy, Inc.(delta)                                                               4,500               68,310
      Labor Ready, Inc.*(delta)                                                          34,000              476,680
      Landry's Restaurants, Inc.(delta)                                                   1,800               49,122
      Lawson Products, Inc.                                                                 400               16,388
      Leapfrog Enterprises, Inc.*(delta)                                                    100                2,025
      Libbey, Inc.                                                                       14,000              261,800
      Liberty Corporation                                                                31,200            1,239,888
      Life Time Fitness, Inc.*                                                            9,700              248,902
      Lin TV Corporation Class A*(delta)                                                 86,200            1,679,176
      Linens 'N Things, Inc.*                                                            15,400              356,818
      Lithia Motors, Inc. Class (delta)                                                   1,200               25,512
      Liz Claiborne, Inc.                                                                15,200              573,344
      LKQ Corporation*                                                                      600               10,962
      Lodgenet Entertainment Corporation*(delta)                                         58,700              774,840
      Lone Star Steakhouse & Saloon, Inc.                                                 1,300               33,579
      Marcus Corporation                                                                  1,700               33,099
      MarineMax, Inc.*                                                                      900               20,268
      Martha Stewart Living Omnimedia, Inc.*(delta)                                         600                9,420
      Marvel Enterprises, Inc.*(delta)                                                   26,100              380,016
      MAXIMUS, Inc.*(delta)                                                              14,200              409,102
      Medical Staffing Network Holdings, Inc.*(delta)                                     1,000                6,140
      Memberworks, Inc.*(delta)                                                             600               15,744
      Men's Warehouse, Inc.*                                                              2,500               72,625
      Midas, Inc.*(delta)                                                                   500                8,100
      Midway Games, Inc.*(delta)                                                            400                3,968
      Monro Muffler Brake, Inc.*                                                             50                1,093
      Movado Group, Inc.                                                                 24,400              414,800
      Movie Gallery, Inc. (delta)                                                        34,800              610,044
      MPS Group, Inc.*                                                                   84,400              709,804
      MSC Industrial Direct Co., Inc. Class A                                            24,600              838,368
      National Presto Industries, Inc.(delta)                                               400               16,728

      Nautilus Group, Inc. (delta)                                                       30,200              682,218
      Navigant Consulting, Inc.*                                                         34,300              753,228
      Navigant International, Inc.*(delta)                                                1,200               19,596
      Neoforma, Inc.*(delta)                                                                600                5,586
      Netflix, Inc.*(delta)                                                              16,000              246,720
      NetRatings, Inc.*(delta)                                                              400                7,132
      Nexstar Broadcasting Group, Inc. Class A*(delta)                                   63,800              543,576
      Nu Skin Enterprises, Inc. Class (delta)                                             1,000               23,510
      O'Charley's, Inc.*(delta)                                                          43,700              712,310
      Oshkosh B'Gosh, Inc. (delta)                                                          300                6,060
      Oxford Industries, Inc. (delta)                                                     5,000              186,250
      Pacific Sunwear of California, Inc.*                                               77,900            1,639,795
      Pantry, Inc.*(delta)                                                                  300                7,551
      Papa John's International, Inc.*(delta)                                               600               18,408
      Paxson Communications Corporation*(delta)                                           1,400                1,890
      Payless ShoeSource, Inc.*(delta)                                                    5,800               58,754
      PC Connection, Inc.*                                                                  600                4,122
      Pegasus Solutions, Inc.*                                                            1,100               13,112
      Pep Boys-Manny, Moe & Jack                                                            300                4,200
      Perry Ellis International, Inc.*                                                      500               11,245
      PF Chang's China Bistro, Inc.*(delta)                                               4,700              227,903
      Phillips-Van Heusen Corporation                                                     2,000               44,560
      PLATO Learning, Inc.*                                                                 700                6,188
      Playtex Products, Inc.*(delta)                                                      1,100                6,930
      priceline.com, Inc.*(delta)                                                         6,700              148,539
      Prime Hospitality Corporation*                                                      3,200               38,944
      Primedia, Inc.*(delta)                                                             11,000               25,850
      Princeton Review, Inc.*                                                               300                2,250
      Pulitzer, Inc.                                                                        700               34,580
      Quiksilver, Inc.*(delta)                                                           28,100              714,302
      R.H. Donnelley Corporation*(delta)                                                  2,000               98,720
      Radio One, Inc. Class A*                                                           31,000              442,990
      Radio One, Inc. Class D*                                                           42,100              599,083
      Rare Hospitality International, Inc.*                                               8,550              227,858
      RC2 Corporation*                                                                      700               23,030
      Reader's Digest Association, Inc. (The) (delta)                                    64,000              933,760
      Red Robin Gourmet Burgers, Inc.*                                                   11,000              480,370
      Regent Communications, Inc.*                                                        1,600                9,056
      Rent-Way, Inc.*(delta)                                                                700                4,795
      Resources Connection, Inc.*(delta)                                                 40,000            1,511,200
      Retail Ventures, Inc.*                                                                700                5,278
      Revlon, Inc. Class A*(delta)                                                       12,900               32,508
      Rush Enterprises, Inc. Class B*(delta)                                                100                1,169
      Russ Berrie & Co., Inc.                                                               700               14,105
      Russell Corporation                                                                42,400              714,016
      Ryan's Restaurant Group, Inc.*                                                      3,600               53,424
      Sabre Holdings Corporation                                                         30,500              748,165
      Saga Communications, Inc. Class A*                                                 66,100            1,120,395
      Scholastic Corporation*(delta)                                                      2,600               80,314
      School Specialty, Inc.*(delta)                                                      1,400               55,174
      SCP Pool Corporation (delta)                                                       83,325            2,228,110
      Shoe Carnival, Inc.*                                                                  400                4,716
      ShopKo Stores, Inc.*(delta)                                                        36,700              638,947
      Sinclair Broadcast Group, Inc. Class A (delta)                                     20,200              147,460
      Sitel Corporation*                                                                  4,900               10,584
      Six Flags, Inc.*(delta)                                                            91,200              496,128
      Skechers USA, Inc. Class A*                                                         1,600               23,232
      Sonic Automotive, Inc. (delta)                                                      2,400               48,120
      SOURCECORP, Inc.*                                                                   1,400               30,996
      Spanish Broadcasting Systems, Inc. Class A*(delta)                                 33,800              332,592
      Speedway Motorsports, Inc.                                                            600               19,998
      Spherion Corporation*                                                              35,900              280,738
      Sports Authority, Inc. (The)*(delta)                                                1,077               24,986
      Stage Stores, Inc.*(delta)                                                         27,800              951,316
      Stanley Furniture Co., Inc.                                                           100                4,400
      Stanley Works (The)                                                                15,500              659,215

      Steak `n Shake Co. (The)*                                                             200                3,416
      Stein Mart, Inc.*                                                                  10,600              161,332
      Steinway Musical Instruments, Inc.*                                                   600               16,320
      Steven Madden, Ltd.*                                                                1,000               17,650
      Stewart Enterprises, Inc. Class A*                                                  9,200               63,940
      Strayer Education, Inc. (delta)                                                     5,800              667,058
      Stride Rite Corporation                                                            23,800              243,950
      Sturm Ruger & Co., Inc. (delta)                                                       100                  901
      Systemax, Inc.*                                                                       800                4,528
      Take-Two Interactive Software, Inc.*(delta)                                           700               22,995
      Tech Data Corporation*                                                             13,200              508,860
      TeleTech Holdings, Inc.*(delta)                                                     1,000                9,440
      Tempur-Pedic International, Inc.*(delta)                                           21,500              322,285
      Tetra Tech, Inc.*                                                                  23,900              302,813
      THQ, Inc.*(delta)                                                                  27,900              542,934
      Timberland Co. Class A*                                                            16,500              937,200
      Tommy Hilfiger Corporation*                                                        35,100              346,437
      Too, Inc.*(delta)                                                                   2,900               52,403
      Topps Co. (The) (delta)                                                             2,800               27,384
      Toro Co.                                                                            8,700              594,210
      Tractor Supply Co.*                                                                 8,500              267,240
      Trans World Entertainment Corporation*                                              1,900               18,563
      Triarc Cos., Inc. Class B                                                             600                6,882
      Tuesday Morning Corporation*                                                       14,700              454,524
      Tupperware Corporation                                                              8,200              139,236
      UniFirst Corporation                                                                  800               22,880
      United Auto Group, Inc.                                                             1,600               40,144
      United Natural Foods, Inc.*                                                        51,700            1,375,220
      United Online, Inc.*                                                               71,700              689,754
      United Stationers, Inc.*                                                            2,700              117,180
      Universal Technical Institute, Inc.*(delta)                                         6,900              208,242
      Urban Outfitters, Inc.*                                                             8,100              278,640
      Vail Resorts, Inc.*                                                                 1,700               30,719
      Valassis Communications, Inc.*                                                      2,000               59,160
      Valuevision Media, Inc. Class A*                                                   54,500              729,755
      Volt Information Sciences, Inc.*                                                      700               20,139
      Warnaco Group, Inc. (The)*                                                          1,400               31,122
      Water Pik Technologies, Inc.*                                                         800               11,920
      Watson Wyatt & Co. Holdings (delta)                                                   900               23,670
      West Corporation*                                                                  37,200            1,083,636
      West Marine, Inc.*(delta)                                                             200                4,276
      Weyco Group, Inc. (delta)                                                             200                7,400
      Whirlpool Corporation                                                               8,600              516,774
      Wolverine World Wide, Inc.                                                          2,600               65,520
      Young Broadcasting, Inc. Class A*(delta)                                           53,200              578,284
      Zale Corporation*                                                                   4,000              112,400
                                                                                                      --------------
                                                                                                          91,474,315
                                                                                                      --------------
CONSUMER STAPLES - 1.0%
      American Italian Pasta Co. Class A (delta)                                          6,400              167,360
      Arden Group, Inc. Class A                                                              50                4,250
      Cal-Maine Foods, Inc. (delta)                                                         700                7,679
      Casey's General Stores, Inc. (delta)                                                2,200               40,898
      Chiquita Brands International, Inc.*                                                3,500               60,935
      Coca-Cola Bottling Co. Consolidated                                                   100                5,402
      Farmer Brothers Co.                                                                   600               16,038
      Flowers Foods, Inc.                                                                 3,050               78,843
      Great Atlantic & Pacific Tea Co., Inc.*(delta)                                      1,500                9,150
      Hain Celestial Group, Inc.*                                                         2,200               38,896
      Ingles Markets, Inc. Class A (delta)                                                  900               10,854
      J & J Snack Foods Corporation*                                                        500               21,440
      John B. Sanfillippo & Son*                                                         21,800              571,160
      Lance, Inc.                                                                         2,100               33,915
      Long's Drug Stores Corporation                                                      2,600               62,920
      M & F Worldwide Corporation*                                                          800               10,408
      Nash Finch Co. (delta)                                                              1,100               34,595

      National Beverage Corporation (delta)                                                 400                3,232
      Nature's Sunshine Products, Inc. (delta)                                              600                9,102
      NBTY, Inc.*                                                                        19,000              409,640
      Omega Protein Corporation*                                                            500                3,850
      Pathmark Stores, Inc.*                                                              2,500               12,125
      Performance Food Group Co.*(delta)                                                 11,800              279,660
      Ralcorp Holdings, Inc.*                                                             2,500               90,250
      Ruddick Corporation                                                                45,900              901,476
      Sanderson Farms, Inc.                                                                 350               11,708
      Seaboard Corporation                                                                   30               17,579
      Sensient Technologies Corporation (delta)                                           4,000               86,560
      Smart & Final, Inc.*(delta)                                                         1,000               16,760
      SUPERVALU, Inc.                                                                    39,400            1,085,469
      Weis Markets, Inc.                                                                  1,000               33,880
      Winn-Dixie Stores, Inc. (delta)                                                     6,900               21,321
                                                                                                      --------------
                                                                                                           4,157,355
                                                                                                      --------------
FINANCIAL SERVICES - 21.0%
      1st Source Corporation (delta)                                                      1,000               25,640
      21st Century Insurance Group                                                        1,900               25,365
      A.G. Edwards, Inc.                                                                 20,700              716,634
      ABC Bancorp (delta)                                                                   800               16,136
      Acadia Realty Trust REIT                                                            2,100               30,975
      Accredited Home Lenders Holding Co.*(delta)                                        26,500            1,020,780
      ACE Cash Express, Inc.*                                                            20,200              526,008
      Advanta Corporation Class B (delta)                                                 1,700               41,123
      Affiliated Managers Group, Inc.*(delta)                                            18,900            1,011,906
      Affirmative Insurance Holdings, Inc.*                                                 500                7,890
      Affordable Residential Communities REIT (delta)                                     2,100               30,660
      Alabama National Bancorp (delta)                                                    1,200               71,844
      Alexandria Real Estate Equities, Inc. REIT                                          1,500               98,580
      Alfa Corporation                                                                    2,800               39,088
      Alliance Data Systems Corporation*                                                 86,300            3,500,327
      Allmerica Financial Corporation*                                                   15,500              416,640
      Amcore Financial, Inc.                                                              2,100               59,598
      American Campus Communities, Inc. REIT*                                               900               16,704
      American Equity Investment Life Holding Co. (delta)                                19,000              180,310
      American Financial Realty Trust REIT (delta)                                        9,300              131,223
      American Home Mortgage Investment Corporation
      REIT (delta)                                                                        1,692               47,291
      American Physicians Capital, Inc.*(delta)                                             700               21,434
      AmericanWest Bancorporation*(delta)                                                   890               16,785
      AmerUs Group Co.                                                                    3,300              135,300
      AMLI Residential Properties Trust REIT                                              2,200               67,210
      Anchor Bancorp Wisconsin, Inc. (delta)                                             47,400            1,227,660
      Anthracite Capital, Inc. REIT (delta)                                               4,400               48,928
      Anworth Mortgage Asset Corporation REIT (delta)                                     3,800               43,244
      Apollo Investment Corporation (delta)                                               5,300               74,995
      Arbor Realty Trust, Inc. REIT (delta)                                                 700               15,540
      Arch Capital Group, Ltd.*                                                          15,800              615,252
      Archipelago Holdings, Inc.*(delta)                                                 19,000              281,390
      Argonaut Group, Inc.*(delta)                                                       46,500              868,155
      Ashford Hospitality Trust, Inc. REIT                                                1,700               15,980
      Associated Banc-Corp                                                               25,650              822,596
      Assured Guaranty, Ltd.                                                             86,800            1,446,087
      Asta Funding, Inc. (delta)                                                            100                1,619
      Astoria Financial Corporation                                                      14,700              521,703
      Baldwin & Lyons, Inc. Class B                                                         725               18,299
      Bancfirst Corporation                                                                 300               19,236
      Bancorp Bank (The)*                                                                   400                8,140
      Bancorpsouth, Inc.                                                                  6,600              151,734
      BancTrust Financial Group, Inc. (delta)                                               700               13,160
      Bank Mutual Corporation                                                             6,668               80,016
      Bank of Granite Corporation (delta)                                                 1,200               23,292
      Bank of Hawaii Corporation                                                         27,800            1,313,550
      BankAtlantic Bancorp, Inc. Class A (delta)                                          3,200               58,624

      BankUnited Financial Corporation Class A*                                          17,400              507,210
      Banner Corporation (delta)                                                            900               26,460
      Bedford Property Investors, Inc. REIT (delta)                                       1,200               36,408
      Berkshire Hills Bancorp, Inc.                                                         400               14,780
      Beverly Hills Bancorp, Inc. (delta)                                                 1,100               11,495
      BioMed Realty Trust, Inc. REIT                                                      2,000               35,180
      BISYS Group, Inc. (The)*                                                           10,300              150,483
      BKF Capital Group, Inc. (delta)                                                       200                5,860
      Boston Private Financial Holdings, Inc. (delta)                                     2,100               52,416
      Brandywine Realty Trust REIT                                                        3,900              111,072
      Bristol West Holdings, Inc. (delta)                                                   300                5,142
      Brookfield Properties Corporation REIT                                             13,200              425,832
      Brookline Bancorp, Inc.                                                             5,000               78,350
      Bryn Mawr Bank Corporation (delta)                                                    400                8,032
      Camden National Corporation (delta)                                                   700               24,157
      Capital Automotive REIT                                                             2,800               87,556
      Capital Bancorp, Ltd. (delta)                                                         400               11,736
      Capital City Bank Group, Inc. (delta)                                                 650               25,162
      Capital Corporation of the West (delta)                                               400               17,200
      Capital Lease Funding, Inc. REIT (delta)                                            1,900               20,976
      Capital Southwest Corporation                                                         100                7,600
      Capital Trust, Inc. Class A REIT                                                      800               23,280
      Capstead Mortgage Corporation REIT (delta)                                          1,600               19,920
      CarrAmerica Realty Corporation REIT                                                 4,600              150,420
      Cascade Bancorp                                                                       100                1,940
      Cash America International, Inc.                                                      900               22,014
      Cathay General Bancorp, Inc. (delta)                                                1,092               40,611
      CB Richard Ellis Group, Inc. Class A*                                              55,000            1,270,500
      CCC Information Services Group*                                                        56                  991
      Cedar Shopping Centers, Inc. REIT                                                   1,500               20,925
      Central Coast Bancorp*(delta)                                                         770               15,708
      Central Pacific Financial Corporation (delta)                                       2,356               64,831
      Century Bancorp, Inc. Class A                                                         300                9,525
      Ceres Group, Inc.*                                                                  2,500               13,625
      Certegy, Inc.                                                                      15,000              558,150
      CharterMac                                                                          3,800               83,562
      Chemical Financial Corporation                                                      2,080               75,962
      Chittenden Corporation                                                              3,869              105,423
      Citizens Banking Corporation (delta)                                                3,800              123,766
      Citizens First Bancorp, Inc.                                                          700               17,563
      Citizens, Inc.*                                                                     2,400               14,328
      City Bank Lynwood                                                                     600               20,988
      City Holdings Co.                                                                   1,300               42,757
      Clifton Savings Bancorp, Inc.                                                         800                9,328
      CNA Surety Corporation*                                                             1,300               13,780
      Cohen & Steers, Inc                                                                24,100              372,104
      Collegiate Funding Services LLC*                                                      400                5,024
      Colonial BancGroup, Inc.                                                           67,800            1,386,509
      Colonial Properties Trust REIT                                                      1,600               64,352
      Columbia Bancorp                                                                      400               11,656
      Columbia Banking System, Inc.                                                       1,165               27,715
      Commerce Bancshares, Inc.                                                          14,500              697,305
      Commerce Group, Inc. (delta)                                                       26,100            1,263,240
      Commercial Capital Bancorp, Inc.                                                   12,533              284,374
      Commercial Federal Corporation                                                      3,500               94,430
      Commercial Net Lease Realty, Inc. REIT                                              4,400               80,168
      Community Bank System, Inc.                                                         2,400               60,312
      Community Banks, Inc. (delta)                                                         942               27,309
      Community First Bankshares, Inc. (delta)                                            1,700               54,502
      Community Trust Bancorp, Inc.                                                         889               27,630
      CompuCredit Corporation*                                                            1,600               29,792
      Cornerstone Realty Income Trust, Inc. REIT (delta)                                  4,200               40,992
      Corporate Office Properties Trust REIT                                              2,900               74,298
      Correctional Properties Trust REIT (delta)                                            900               24,570
      Corus Bankshares, Inc.                                                              1,300               56,069
      Cousins Properties, Inc. REIT                                                       1,900               65,189

      Crawford & Co. Class B                                                              1,100                7,370
      Credit Acceptance Corporation*(delta)                                                 700               13,258
      CRT Properties, Inc. REIT                                                           2,300               49,335
      CVB Financial Corporation (delta)                                                  29,117              646,980
      Delphi Financial Group, Inc. Class A                                                2,150               86,366
      Dime Community Bancshares                                                           2,600               43,680
      Direct General Corporation                                                         18,100              523,452
      Donegal Group, Inc. Class A                                                           500                9,600
      Doral Financial Corporation                                                        26,550            1,101,029
      Downey Financial Corporation                                                        1,700               93,432
      Eastgroup Properties REIT                                                           1,800               59,760
      Eaton Vance Corporation                                                            13,400              541,226
      eFunds Corporation*                                                                 4,100               76,219
      Electro Rent Corporation (delta)                                                   11,500              126,960
      EMC Insurance Group, Inc.                                                             200                4,202
      Enstar Group, Inc.*(delta)                                                            300               14,868
      Entertainment Properties Trust REIT                                                 2,000               75,600
      Equity Inns, Inc. REIT (delta)                                                     19,800              195,624
      Equity One, Inc. REIT                                                               1,240               24,329
      Essex Property Trust, Inc. REIT                                                     1,500              107,775
      EuroBancshares, Inc.*                                                                 400                7,436
      Euronet Worldwide, Inc.*(delta)                                                    15,000              280,800
      Extra Space Storage, Inc. REIT                                                      1,500               19,125
      Farmers Capital Bank Corporation (delta)                                              500               17,150
      FBL Financial Group, Inc. Class A                                                   1,100               28,809
      Federal Agricultural Mortgage Corporation*                                            700               15,533
      FelCor Lodging Trust, Inc. REIT*                                                    4,200               47,502
      Fidelity Bankshares, Inc. (delta)                                                     800               29,752
      Financial Federal Corporation*                                                      1,500               56,220
      Financial Institutions, Inc.                                                          700               15,687
      First American Corporation                                                         20,300              625,849
      First Bancorp (delta)                                                                 600               20,232
      First Bancorp Puerto Rico (delta)                                                     200                9,660
      First Busey Corporation (delta)                                                       600               11,466
      First Charter Corporation (delta)                                                   2,500               60,425
      First Citizens BancShares, Inc. Class A                                               500               59,000
      First Commonwealth Financial Corporation (delta)                                    5,900               80,299
      First Community Bancorp (delta)                                                     1,100               45,100
      First Community Bancshares, Inc. (delta)                                              850               27,923
      First Federal Capital Corporation                                                   1,700               51,408
      First Financial Corporation (delta)                                                 1,200               37,704
      First Financial Bancorp                                                             3,000               51,240
      First Financial Bankshares, Inc.                                                    1,150               46,184
      First Financial Holdings, Inc.                                                        100                3,126
      First Indiana Corporation                                                           1,000               20,100
      First Industrial Realty Trust, Inc. REIT (delta)                                    3,500              129,150
      First Merchants Corporation (delta)                                                 1,586               39,096
      First Midwest Bancorp, Inc.                                                         2,200               76,032
      First National Bankshares of Florida, Inc.                                          3,190               78,315
      First Niagara Financial Group, Inc.                                                18,363              245,697
      First Oak Brook Bancshares, Inc.                                                      550               16,962
      First of Long Island Corporation (The) (delta)                                        300               12,804
      First Place Financial Corporation                                                   9,800              196,000
      First Republic Bank (delta)                                                        20,800              956,800
      First State Bancorporation                                                            700               22,071
      FirstFed Financial Corporation*                                                     1,500               73,320
      Flagstar Bancorp, Inc. (delta)                                                        500               10,640
      Flushing Financial Corporation                                                     15,850              301,309
      FNB Corporation                                                                     1,900               42,047
      FNB Corporation Virginia (delta)                                                      600               15,876
      FPIC Insurance Group, Inc.*(delta)                                                    700               18,095
      Franklin Bank Corporation*(delta)                                                     900               15,345
      Fremont General Corporation (delta)                                                57,200            1,324,180
      Frontier Financial Corporation (delta)                                                900               31,770
      Gabelli Asset Management, Inc. Class A                                                300               12,855
      Gables Residential Trust REIT (delta)                                               2,500               85,375

      GATX Corporation (delta)                                                           44,300            1,181,038
      GB&T Bancshares, Inc. (delta)                                                         725               15,994
      German American Bancorp (delta)                                                       700               11,788
      Getty Realty Corporation REIT (delta)                                               1,300               34,086
      Glacier Bancorp, Inc.                                                                 850               24,786
      Glenborough Realty Trust, Inc. REIT                                                 2,400               49,848
      Glimcher Realty Trust REIT (delta)                                                  2,000               48,600
      Global Payments, Inc. (delta)                                                      33,300            1,783,214
      Global Signal, Inc. REIT                                                              600               13,740
      Gold Banc Corporation, Inc.                                                         1,900               25,631
      Government Properties Trust, Inc. REIT                                              1,700               16,150
      Gramercy Capital Corporation*                                                         600                9,360
      Great American Financial Resources, Inc.                                              600                9,174
      Great Southern Bancorp, Inc. (delta)                                                  400               12,500
      Greater Bay Bancorp (delta)                                                         3,900              112,125
      Greenhill & Co., Inc. (delta)                                                         200                4,720
      Hancock Holding Co.                                                                 2,400               76,296
      Hanmi Financial Corporation                                                           162                4,892
      Harbor Florida Bancshares, Inc.                                                     1,400               43,540
      Harleysville Group, Inc. (delta)                                                    1,100               22,726
      Healthcare Realty Trust, Inc. REIT (delta)                                          4,100              160,064
      Heartland Financial USA, Inc. (delta)                                                 750               13,838
      Henry (Jack) & Associates, Inc.                                                    50,500              947,885
      Heritage Property Investment Trust REIT (delta)                                     2,300               67,091
      Hibernia Corporation Class A                                                       61,800            1,632,137
      Highland Hospitality Corporation REIT                                               2,900               33,060
      Highwoods Properties, Inc. REIT                                                     4,600              113,206
      Hilb, Rogal & Hobbs Co.                                                               600               21,732
      Home Properties, Inc. REIT                                                          2,800              110,768
      HomeBanc Corporation REIT*                                                          2,600               23,400
      Homestore, Inc.*                                                                    9,400               21,714
      Horace Mann Educators Corporation                                                   3,600               63,288
      Horizon Financial Corporation                                                         900               17,289
      Hudson River Bancorp, Inc.                                                          2,600               49,348
      Hypercom Corporation*(delta)                                                        1,400               10,332
      IBERIABANK Corporation                                                                500               28,860
      Impac Mortgage Holdings, Inc. REIT (delta)                                          5,600              147,280
      Independence Community Bank Corporation                                            23,200              905,960
      Independence Holding Co.                                                              360                6,361
      Independent Bank Corp.                                                                600               18,546
      Independent Bank Corporation (delta)                                                  769               20,763
      IndyMac Bancorp, Inc.                                                              34,800            1,259,760
      Infinity Property & Casualty Corporation                                           51,000            1,506,029
      Innkeepers USA Trust REIT                                                           2,800               34,832
      Integra Bank Corporation                                                            1,300               28,210
      Interactive Data Corporation*                                                       2,700               50,814
      Intercept, Inc.*(delta)                                                             1,500               28,095
      Interchange Financial Service                                                         900               21,573
      Intersections, Inc.*(delta)                                                        21,600              316,440
      Investment Technology Group, Inc.*(delta)                                           3,700               56,610
      Investors Financial Services Corporation (delta)                                   30,700            1,385,491
      Investors Real Estate Trust REIT (delta)                                            3,500               35,035
      iPayment, Inc.*(delta)                                                             14,300              574,288
      IPC Holdings, Ltd.                                                                 27,300            1,037,673
      Irwin Financial Corporation (delta)                                                 1,500               38,730
      ITLA Capital Corporation*                                                             500               23,100
      Jefferies Group, Inc. (delta)                                                      46,300            1,595,960
      John H. Harland Co. (delta)                                                        32,300            1,012,605
      Jones Lang LaSalle, Inc.*                                                          35,500            1,171,855
      K-Fed Bancorp*(delta)                                                                 400                5,900
      Kansas City Life Insurance Co.                                                        300               12,771
      Kilroy Realty Corporation REIT                                                      2,400               91,272
      Kite Realty Group Trust REIT                                                        1,200               15,780
      KNBT Bancorp, Inc.                                                                 10,000              168,400
      Knight Trading Group, Inc.*                                                         9,900               91,377
      Kramont Realty Trust REIT (delta)                                                   2,000               37,200

      Kronos, Inc.*                                                                       4,300              190,447
      La Quinta Corporation*                                                             16,000              124,800
      LaBranche & Co., Inc. (delta)                                                      40,200              339,690
      Lakeland Bancorp, Inc. (delta)                                                      1,420               23,345
      Lakeland Financial Corporation                                                        500               16,950
      LandAmerica Financial Group, Inc. (delta)                                          23,700            1,078,350
      LaSalle Hotel Properties REIT                                                       2,400               66,240
      Lexington Corporate Properties Trust REIT                                           4,100               89,011
      LTC Properties, Inc. REIT                                                           1,300               23,257
      Luminent Mortgage Capital, Inc. REIT (delta)                                        3,300               41,844
      Macatawa Bank Corporation (delta)                                                     736               20,645
      MAF Bancorp, Inc.                                                                   2,374              102,391
      Maguire Properties, Inc. REIT                                                       2,900               70,499
      Main Street Banks, Inc. (delta)                                                       700               21,420
      MainSource Financial Group, Inc. (delta)                                              819               16,790
      Manufactured Home Communities, Inc. REIT                                              700               23,268
      Markel Corporation*                                                                 5,400            1,665,359
      Marlin Business Services, Inc.*                                                       100                1,876
      MB Financial, Inc. (delta)                                                            900               35,676
      MBT Financial Corporation (delta)                                                   1,100               21,593
      MCG Capital Corporation                                                             2,900               50,344
      Mercantile Bank Corporation (delta)                                                   252                8,780
      Mercury General Corporation (delta)                                                23,900            1,264,071
      MeriStar Hospitality Corporation REIT*                                              7,300               39,785
      Metris Cos., Inc.*(delta)                                                           2,700               26,406
      MFA Mortgage Investments, Inc. REIT                                                 6,700               61,707
      Mid-America Apartment Communities, Inc. REIT (delta)                                1,500               58,425
      Mid-State Bancshares (delta)                                                        2,000               51,460
      Midland Co.                                                                           800               21,880
      Midwest Banc Holdings, Inc. (delta)                                                   600               11,532
      Mission West Properties, Inc. REIT                                                  1,500               15,525
      MortgageIT Holdings, Inc. REIT*                                                       400                5,780
      Municipal Mortgage & Equity LLC (delta)                                            29,300              738,946
      National Financial Partners Corporation                                             5,500              196,790
      National Health Investors, Inc. REIT                                                2,000               56,880
      National Penn Bancshares, Inc. (delta)                                              2,250               71,933
      National Processing, Inc.*                                                            200                5,304
      National Western Life Insurance Co. Class A*                                          200               32,580
      Nationwide Health Properties, Inc. REIT (delta)                                     5,600              116,200
      Navigators Group, Inc.*                                                               700               20,468
      NBC Capital Corporation (delta)                                                       600               15,372
      NBT Bancorp, Inc.                                                                   2,800               65,604
      NCO Group, Inc.*                                                                    2,300               61,985
      NDCHealth Corporation (delta)                                                      29,200              468,660
      NetBank, Inc.                                                                       3,900               39,039
      New Century Financial Corporation (delta)                                          18,400            1,108,048
      NewAlliance Bancshares, Inc.                                                       92,600            1,328,810
      Newcastle Investment Corporation REIT (delta)                                       2,900               89,030
      Northwest Bancorp, Inc.                                                             1,600               36,272
      Novastar Financial, Inc. REIT (delta)                                               1,900               82,840
      NYMAGIC, Inc.                                                                         300                6,567
      Oak Hill Financial, Inc.                                                              200                6,956
      OceanFirst Financial Corporation (delta)                                           17,600              426,976
      Ohio Casualty Corporation*(delta)                                                  10,000              209,300
      Old National Bancorp (delta)                                                        5,700              141,588
      Omega Financial Corporation                                                           700               24,220
      Omega Healthcare Investors, Inc. REIT (delta)                                       3,900               41,964
      Oriental Financial Group, Inc. (delta)                                             34,300              928,158
      Origen Financial, Inc. REIT                                                           700                5,152
      Pacific Capital Bancorp                                                             2,233               66,052
      Park National Corporation (delta)                                                     700               89,061
      Parkway Properties, Inc. REIT                                                         900               41,805
      PartnerRe, Ltd.                                                                    12,600              689,094
      Partners Trust Financial Group, Inc.                                                2,695               27,919
      Penn-America Group, Inc. (delta)                                                      800               10,888
      Pennfed Financial Services, Inc.                                                      400               12,164

      Pennrock Financial Services Corporation (delta)                                       500               13,880
      Pennsylvania Real Estate Investment Trust                                           2,651              102,488
      Peoples Bancorp, Inc.                                                                 940               24,741
      Peoples Holding Co. (delta)                                                           750               24,413
      PFF Bancorp, Inc.                                                                     880               33,678
      Philadelphia Consolidated Holding Corporation*(delta)                               1,300               71,656
      Phoenix Cos., Inc. (delta)                                                          8,100               84,402
      PICO Holdings, Inc.*(delta)                                                           700               13,321
      Piper Jaffray Cos.*(delta)                                                         17,100              676,989
      Placer Sierra Bancshares*                                                             300                6,300
      Platinum Underwriters Holdings, Ltd.                                               36,800            1,077,504
      PMA Capital Corporation Class A                                                     2,300               17,365
      PMI Group, Inc. (The)                                                              33,100            1,343,198
      Post Properties, Inc. REIT                                                          3,400              101,660
      Prentiss Properties Trust REIT (delta)                                              3,800              136,800
      Presidential Life Corporation                                                       1,800               30,924
      PRG-Schultz International, Inc.*(delta)                                             7,900               45,346
      Price Legacy Corporation REIT (delta)                                               1,825               34,584
      Primus Guaranty, Ltd.*(delta)                                                       5,100               68,850
      PrivateBancorp, Inc. (delta)                                                       21,400              576,944
      ProAssurance Corporation*(delta)                                                    2,200               77,044
      Prosperity Bancshares, Inc.                                                         1,300               34,736
      Provident Bancorp, Inc.                                                               700                8,218
      Provident Bankshares Corporation                                                    2,776               93,135
      Provident Financial Holdings, Inc.                                                    450               13,050
      Provident Financial Services, Inc.                                                  6,378              110,019
      Providian Financial Corporation*(delta)                                            43,500              675,990
      PS Business Parks, Inc. REIT                                                        1,300               51,805
      QC Holdings, Inc.*                                                                    200                3,186
      R&G Financial Corporation Class B (delta)                                          27,200            1,051,280
      Radian Group, Inc.                                                                 25,800            1,192,734
      RAIT Investment Trust REIT                                                          2,100               57,435
      Ramco-Gershenson Properties REIT                                                    1,200               32,496
      Realty Income Corporation REIT (delta)                                              3,400              153,102
      Redwood Trust, Inc. REIT (delta)                                                    1,500               93,630
      RenaissanceRe Holdings, Ltd. (delta)                                               10,000              515,800
      Republic Bancorp, Inc.                                                              5,679               87,457
      Republic Bancorp, Inc. Class A                                                        735               17,052
      Riggs National Corporation (delta)                                                  1,300               28,860
      RLI Corporation                                                                     1,700               63,835
      Royal Bancshares of Pennsylvania, Inc. Class A (delta)                                414               10,048
      Ryder System, Inc.                                                                 17,300              813,792
      S&T Bancorp, Inc. (delta)                                                           1,900               67,849
      S.Y. Banc Corporation                                                                 400                9,028
      Safety Insurance Group, Inc. (delta)                                                  900               20,007
      Sanders Morris Harris Group, Inc. (delta)                                           1,000               12,060
      Sandy Spring Bancorp, Inc.                                                            900               29,430
      Santander Bancorp                                                                     440               11,000
      Saul Centers, Inc. REIT                                                             1,000               32,880
      Saxon Capital, Inc. REIT*(delta)                                                    2,500               53,750
      SCBT Financial Corporation (delta)                                                    620               18,290
      Scottish Re Group, Ltd. (delta)                                                    23,100              489,027
      Seacoast Banking Corporation of Florida                                               540               11,534
      Security Bank Corporation (delta)                                                     400               14,000
      Selective Insurance Group, Inc. (delta)                                             2,200               81,840
      Senior Housing Properties Trust REIT                                                4,600               81,972
      Signature Bank*(delta)                                                                400               10,700
      Silicon Valley Bancshares*(delta)                                                     500               18,585
      Simmons First National Corporation Class A                                          1,300               33,254
      Southern Community Financial Corporation (delta)                                    1,000               11,130
      Southside Bancshares, Inc. (delta)                                                    772               15,713
      Southwest Bancorp of Texas, Inc.                                                   26,700              537,738
      Southwest Bancorp, Inc. (delta)                                                       900               19,845
      Sovran Self Storage, Inc. REIT (delta)                                              1,300               50,934
      Stancorp Financial Group, Inc.                                                     17,500            1,246,000
      State Auto Financial Corporation                                                      600               17,370

      State Bancorp, Inc. (delta)                                                           641               14,519
      State Financial Services Corporation Class A                                          500               13,720
      Sterling Bancorp                                                                      575               15,554
      Sterling Bancshares, Inc.                                                           3,800               51,110
      Sterling Financial Corporation                                                      1,275               34,221
      Sterling Financial Corporation Washington*                                          1,959               69,035
      Stewart Information Services Corporation                                           25,600            1,008,640
      Stifel Financial Corporation*(delta)                                                  667               13,067
      Strategic Hotel Capital, Inc. REIT                                                  1,500               20,280
      Summit Properties, Inc. REIT                                                        2,400               64,920
      Sun Bancorp, Inc. NJ*                                                                 756               16,579
      Sun Communities, Inc. REIT (delta)                                                  1,400               54,866
      Susquehanna Bancshares, Inc.                                                       24,610              605,406
      SWS Group, Inc.                                                                     1,300               20,904
      Tanger Factory Outlet Center REIT                                                     800               35,824
      Taubman Centers, Inc. REIT                                                          2,300               59,409
      Taylor Capital Group, Inc. (delta)                                                    300                7,200
      Texas Capital Bancshares, Inc.*(delta)                                             29,700              539,055
      Texas Regional Banchshares, Inc. Class A                                            1,800               55,962
      TierOne Corporation (delta)                                                        41,600              959,296
      Tompkins Trustco, Inc. (delta)                                                        640               29,626
      Triad Guaranty, Inc.*                                                                 800               44,384
      Trico Bancshares                                                                      900               18,828
      Trustmark Corporation                                                               4,000              124,320
      U.S. Restaurant Properties, Inc. REIT (delta)                                       1,900               32,091
      UCBH Holdings, Inc. (delta)                                                        35,200            1,375,264
      UICI (delta)                                                                       47,100            1,542,053
      UMB Financial Corporation                                                           1,300               61,971
      Umpqua Holdings Corporation (delta)                                                 3,748               84,555
      Union Bankshares Corporation(delta)                                                   700               21,812
      United Bankshares, Inc.                                                             3,200              110,880
      United Community Banks, Inc. (delta)                                                  800               19,416
      United Community Financial Corporation                                              2,300               26,151
      United Fire & Casualty Co. (delta)                                                    600               34,398
      United Rentals, Inc.*(delta)                                                        3,700               58,793
      Universal American Financial Corporation*                                           2,200               28,446
      Universal Health Realty Income Trust REIT (delta)                                   1,000               30,300
      Unizan Financial Corporation                                                        1,900               52,459
      Urstadt Biddle Properties, Inc. Class A REIT                                        1,800               27,432
      USB Holding Co., Inc. (delta)                                                         882               22,297
      USI Holdings Corporation*(delta)                                                      400                5,460
      Value Line, Inc.                                                                      100                3,700
      Vesta Insurance Group, Inc. (delta)                                                   800                3,592
      Virginia Financial Group, Inc. (delta)                                                600               19,500
      Washington Real Estate Investment Trust (delta)                                     2,200               66,660
      Washington Trust Bancorp, Inc. (delta)                                              1,100               28,765
      Waypoint Financial Corporation                                                      2,515               69,339
      Webster Financial Corporation                                                      19,500              963,105
      WesBanco, Inc. (delta)                                                              1,500               43,620
      West Coast Bancorp (delta)                                                          1,200               24,996
      Westamerica Bancorporation (delta)                                                  1,200               65,868
      Westcorp                                                                           27,600            1,173,552
      Western Sierra Bancorp*(delta)                                                        400               13,316
      Westfield Financial, Inc. (delta)                                                     300                7,080
      WFS Financial, Inc.*                                                               11,000              512,050
      Winston Hotels, Inc. REIT                                                           1,900               20,330
      Wintrust Financial Corporation (delta)                                             23,000            1,317,440
      WSFS Financial Corporation                                                            500               25,000
      Yardville National Bancorp                                                            700               20,370
      Zenith National Insurance Corporation (delta)                                      19,000              803,890
                                                                                                      --------------
                                                                                                          90,748,789
                                                                                                      --------------
HEALTHCARE - 8.4%
      Abaxis, Inc.*                                                                      12,800              166,528
      Abgenix, Inc.*                                                                      3,800               37,468
      Accelrys, Inc.*(delta)                                                              2,000               13,040

      Advanced Medical Optics, Inc.*(delta)                                              18,800              743,916
      Albany Molecular Research, Inc.*                                                    1,700               16,320
      Align Technology, Inc.*                                                            28,295              432,348
      Alliance Imaging, Inc.*                                                             1,000                7,470
      Allscripts Healthcare Solutions, Inc.*(delta)                                       1,000                9,000
      Alpharma, Inc. Class A                                                              3,400               62,186
      America Service Group, Inc.*(delta)                                                13,700              562,248
      American Dental Partners, Inc.*                                                    25,700              514,000
      American Healthways, Inc.*(delta)                                                  34,850            1,014,484
      American Medical Security Group, Inc.*                                              1,000               31,990
      American Pharmaceutical Partners, Inc.*(delta)                                     14,900              410,793
      AMERIGROUP Corporation*(delta)                                                      8,600              483,750
      Analogic Corporation                                                                  400               16,676
      Animas Corporation*(delta)                                                            100                1,610
      Applera Corporation - Celera Genomics Group*                                        6,200               72,478
      Atherogenics, Inc.*(delta)                                                          1,500               49,425
      Atrix Laboratories, Inc.*                                                           6,400              196,416
      Barrier Therapeutics, Inc.*                                                           100                1,216
      Bausch & Lomb, Inc.                                                                16,800            1,116,360
      Beverly Enterprises, Inc.*(delta)                                                     800                6,056
      Bio-Rad Laboratories, Inc. Class A*                                                15,400              786,940
      Bradley Pharmaceuticals, Inc.*(delta)                                              47,350              963,573
      Caraco Pharmaceutical Laboratories, Inc.*                                             100                  770
      Cardiac Science, Inc.*(delta)                                                       2,300                4,416
      Cell Genesys, Inc.*                                                                 3,800               34,086
      Cephalon, Inc.*(delta)                                                             11,900              570,010
      Charles River Laboratories International, Inc.*                                    11,600              531,280
      Chattem, Inc.*(delta)                                                                 300                9,675
      Conmed Corporation*                                                                 2,500               65,750
      Cubist Pharmaceuticals, Inc.*                                                         700                6,916
      CuraGen Corporation*(delta)                                                         1,600                8,800
      Cytokinetics, Inc.*                                                                   100                1,330
      Datascope Corporation(delta)                                                        1,000               37,300
      DaVita, Inc.*                                                                     100,200            3,121,229
      Digene Corporation*(delta)                                                         11,100              288,156
      DJ Orthopedics, Inc.*(delta)                                                       28,300              499,495
      E-Z-Em, Inc.(delta)                                                                   500                8,975
      Enzon, Inc.*(delta)                                                                16,600              264,770
      Epix Pharmaceutical, Inc.*(delta)                                                  14,000              270,340
      eResearch Technology, Inc.*(delta)                                                 13,200              175,956
      First Health Group Corporation*(delta)                                              2,500               40,225
      First Horizon Pharmaceutical Corporation*                                             200                4,002
      Gen-Probe, Inc*                                                                    13,300              530,271
      Genesis HealthCare Corporation*                                                     1,700               51,697
      Gentiva Health Services, Inc.*                                                        200                3,274
      Guilford Pharmaceuticals, Inc.*(delta)                                              1,800                9,000
      Haemonetics Corporation*                                                              600               19,704
      Hanger Orthopedic Group, Inc.*(delta)                                               1,800                9,018
      Healthcare Services Group, Inc.                                                       100                1,796
      Hologic, Inc.*                                                                      1,300               25,051
      Hooper Holmes, Inc.                                                                 3,500               15,680
      Human Genome Sciences, Inc.*(delta)                                                11,100              121,101
      Humana, Inc.*                                                                      35,000              699,300
      I-Flow Corporation*                                                                16,300              236,024
      Immucor, Inc.*                                                                     14,300              353,925
      Immunicon Corporation*(delta)                                                         100                1,000
      IMPAC Medical Systems, Inc.*                                                       32,300              431,205
      Incyte Corporation*(delta)                                                          2,500               24,075
      Indevus Pharmaceuticals, Inc.*(delta)                                                 400                2,836
      Intuitive Surgical, Inc.*(delta)                                                   17,900              443,025
      Invacare Corporation                                                                2,200              101,200
      Inverness Medical Innovations, Inc.*(delta)                                           500               10,400
      Kindred Healthcare, Inc.*(delta)                                                    2,200               53,680
      KV Pharmaceutical Co. Class A*(delta)                                              20,387              364,927
      Landauer, Inc.                                                                        300               14,079
      Ligand Pharmaceuticals, Inc. Class B*(delta)                                       51,600              517,032

      Magellan Health Services, Inc.*                                                    33,400            1,221,104
      Matria Healthcare, Inc.*(delta)                                                       300                8,493
      Maxygen, Inc.*                                                                      1,900               18,791
      Medarex, Inc.*(delta)                                                               4,300               31,734
      Medcath Corporation*(delta)                                                           500                7,910
      Medicines Co.*(delta)                                                              19,050              459,867
      Medicis Pharmaceutical Corporation Class A (delta)                                  9,500              370,880
      Mentor Corporation (delta)                                                            400               13,472
      Merit Medical Systems, Inc.*(delta)                                                22,700              342,997
      Microtek Medical Holdings, Inc.*                                                    2,700                8,532
      Molecular Devices Corporation*(delta)                                                 300                7,071
      Molina Healthcare, Inc.*(delta)                                                    20,600              731,300
      National Healthcare Corporation                                                       100                2,850
      Neose Technologies, Inc.*(delta)                                                      100                  750
      NitroMed, Inc.*(delta)                                                                200                4,768
      OCA, Inc.*(delta)                                                                   3,500               16,590
      Ocular Sciences, Inc.*                                                                300               14,391
      Omnicell, Inc.*(delta)                                                             25,100              331,822
      Option Care, Inc.                                                                     400                6,188
      Oscient Pharmaceuticals Corporation*(delta)                                         5,100               18,105
      Owens & Minor, Inc.                                                                24,600              624,840
      Par Pharmaceutical Cos., Inc.*                                                     16,700              600,031
      PAREXEL International Corporation*(delta)                                             600               11,760
      Pediatrix Medical Group, Inc.*                                                     22,900            1,256,065
      Perrigo Co.                                                                         3,800               78,090
      Praecis Pharmaceuticals, Inc.*(delta)                                               4,400                9,680
      Priority Healthcare Corporation Class B*(delta)                                    49,100              989,365
      Protein Design Labs, Inc.*                                                         58,100            1,137,598
      Province Healthcare Co.*(delta)                                                     3,900               81,588
      ProxyMed, Inc.*(delta)                                                                200                1,994
      PSS World Medical, Inc.*                                                           55,800              560,232
      Quidel Corporation*(delta)                                                            200                  906
      Radiation Therapy Services, Inc.*(delta)                                           44,700              506,898
      RehabCare Group, Inc.*                                                              1,100               25,333
      Res-Care, Inc.*                                                                    63,800              756,030
      Respironics, Inc.*                                                                 27,500            1,469,600
      Rigel Pharmaceuticals, Inc.*(delta)                                                 4,400              111,320
      Savient Pharmaceuticals, Inc.*(delta)                                              38,700               89,010
      Seattle Genetics, Inc.*(delta)                                                      1,600               10,512
      Serologicals Corporation*(delta)                                                      500               11,665
      Sierra Health Services, Inc.*                                                      18,000              862,740
      Sola International, Inc.*                                                           2,700               51,435
      Specialty Laboratories, Inc.*(delta)                                                  300                3,150
      Stericycle, Inc.*                                                                  22,200            1,018,980
      Steris Corporation*(delta)                                                         27,300              598,962
      Sunrise Senior Living, Inc.*(delta)                                                 1,300               45,656
      Sybron Dental Specialties, Inc.*                                                    1,000               29,690
      Tanox, Inc.*(delta)                                                                20,100              339,087
      Techne Corporation*(delta)                                                            700               26,726
      Transkaryotic Therapies, Inc.*(delta)                                                 200                3,546
      United Surgical Partners International, Inc.*(delta)                               14,400              494,640
      Valeant Pharmaceuticals International                                               1,700               41,004
      VCA Antech, Inc.*(delta)                                                           87,700            1,809,251
      Ventana Medical Systems*(delta)                                                    10,300              519,532
      Vertex Pharmaceuticals, Inc.*(delta)                                                3,300               34,650
      Viasys Healthcare, Inc.*                                                            2,600               43,498
      Vicuron Pharmaceuticals, Inc.*(delta)                                               2,100               30,828
      Vital Signs, Inc.                                                                     500               15,990
      WellCare Health Plans, Inc.*                                                        8,700              164,865
      West Pharmaceutical Services, Inc.                                                  1,400               29,190
      Wilson Greatbatch Technologies, Inc.*(delta)                                          100                1,789
      Wright Medical Group, Inc.*(delta)                                                  9,600              241,152
      Zoll Medical Corporation*(delta)                                                    9,325              311,362
                                                                                                      --------------
                                                                                                          36,366,927
                                                                                                      --------------
INTEGRATED OILS - 0.0%

      Delta Petroleum Corporation*(delta)                                                14,000              182,560
      Giant Industries, Inc.*                                                               900               21,870
      Petrocorp, Inc. Escrow Shares+*                                                       500                    0
                                                                                                                   -
                                                                                                      --------------
                                                                                                             204,430
                                                                                                      --------------
MATERIALS & PROCESSING - 9.9%
      Aaon, Inc.*                                                                           100                1,740
      Agrium, Inc.                                                                       73,600            1,307,136
      Airgas, Inc.                                                                        4,200              101,094
      AK Steel Holding Corporation*(delta)                                                4,200               34,272
      Albany International Corporation Class A                                            2,200               65,582
      Albemarle Corporation                                                               2,700               94,743
      Alico, Inc.                                                                           300               12,780
      AMCOL International Corporation (delta)                                             1,600               30,592
      Ameron International Corporation                                                      700               23,030
      Anchor Glass Container Corporation                                                 42,500              348,925
      Apogee Enterprises, Inc.                                                           28,300              365,919
      Aptargroup, Inc.                                                                    3,100              136,307
      Arch Chemicals, Inc.                                                                6,100              173,850
      Avatar Holdings, Inc.*(delta)                                                         400               16,980
      Barnes Group, Inc.                                                                 25,600              703,232
      Bluegreen Corporation*                                                                900               10,017
      Brady Corporation Class A                                                             800               39,016
      Brookfield Homes Corporation                                                          300                7,905
      Brush Engineered Materials, Inc.*                                                   1,600               33,136
      Buckeye Technologies, Inc.*                                                         2,500               27,875
      Building Materials Holding Corporation                                              1,100               30,272
      Calgon Carbon Corporation (delta)                                                   2,800               20,216
      Cambrex Corporation (delta)                                                        26,500              581,675
      Caraustar Industries, Inc.*(delta)                                                  2,500               41,925
      Carpenter Technology Corporation                                                   30,200            1,441,748
      Ceradyne, Inc.*(delta)                                                                500               21,955
      Chesapeake Corporation (delta)                                                      1,600               38,432
      Chicago Bridge & Iron Co. NV                                                       23,500              704,765
      CIRCOR International, Inc. (delta)                                                 15,100              294,450
      Cleveland-Cliffs, Inc.*(delta)                                                        400               32,348
      Comfort Systems USA, Inc.*                                                          3,200               21,120
      Commercial Metals Co.                                                              36,100            1,433,892
      Compass Minerals International, Inc.                                                1,300               28,860
      CompX International, Inc.*                                                            100                1,600
      Corn Products International, Inc.                                                  30,000            1,383,000
      Crompton Corporation                                                                9,700               92,053
      Crown Holdings, Inc.*                                                               6,400               65,984
      Cytec Industries, Inc. (delta)                                                      3,300              161,535
      Delta & Pine Land Co.                                                               1,400               37,450
      Deltic Timber Corporation (delta)                                                     700               27,853
      Dycom Industries, Inc.*                                                             1,000               28,390
      Eagle Materials, Inc. (delta)                                                       1,400               99,820
      ElkCorp (delta)                                                                    28,900              802,264
      EMCOR Group, Inc.*                                                                  1,300               48,906
      Enersys*                                                                           55,400              711,890
      Ennis, Inc. (delta)                                                                 8,100              173,502
      Exide Technologies*(delta)                                                          1,800               28,530
      Ferro Corporation                                                                   3,600               78,516
      FMC Corporation*                                                                   15,100              733,407
      Georgia Gulf Corporation                                                            1,100               49,049
      Gibraltar Steel Corporation (delta)                                                   800               28,928
      Glatfelter                                                                         79,900              989,961
      Grace (W.R.) & Co.*                                                                 5,700               53,865
      GrafTech International, Ltd.*(delta)                                               15,700              219,015
      Granite Construction, Inc.                                                          2,800               66,920
      Great Lakes Chemical Corporation                                                    4,300              110,080
      Greif, Inc. Class A                                                                29,600            1,247,640
      Griffon Corporation*                                                                1,900               40,090
      H.B. Fuller Co. (delta)                                                            30,400              832,960
      Hecla Mining Co.*(delta)                                                            5,000               37,200

      Hercules, Inc.*                                                                    53,000              755,250
      Hexel Corporation*                                                                  4,600               63,572
      IMC Global, Inc.                                                                   70,400            1,224,256
      IMCO Recycling, Inc.*                                                                 700                7,980
      Infrasource Services, Inc.*(delta)                                                    500                5,250
      Insituform Technologies, Inc. Class A*(delta)                                       1,500               28,005
      Integrated Electrical Services, Inc.*(delta)                                        1,700                8,177
      Interface, Inc. Class A*                                                            3,700               29,674
      Jacuzzi Brands, Inc.*                                                              46,000              427,800
      Kaydon Corporation (delta)                                                          1,500               43,155
      Layne Christensen Co.*(delta)                                                         400                6,028
      Lennox International, Inc. (delta)                                                 30,300              452,682
      LNR Property Corporation (delta)                                                   20,300            1,256,773
      Lone Star Technologies, Inc.*(delta)                                                  500               18,900
      Longview Fibre Co.                                                                  4,300               65,575
      Louisiana-Pacific Corporation                                                      57,300            1,486,935
      LSI Industries, Inc.                                                                1,675               17,487
      Maverick Tube Corporation*(delta)                                                  18,800              579,228
      Metal Management, Inc.*                                                            16,000              290,880
      Metals USA, Inc.*(delta)                                                            1,800               31,932
      Methanex Corporation                                                               83,400            1,256,838
      Millennium Chemicals, Inc.*                                                         5,500              116,655
      Minerals Technologies, Inc.                                                         2,900              170,694
      Mobile Mini, Inc.*(delta)                                                          32,600              808,480
      Mueller Industries, Inc.                                                           17,800              764,510
      Myers Industries, Inc. (delta)                                                      2,062               22,579
      NCI Building Systems, Inc.*                                                           600               19,140
      NewMarket Corporation*                                                              1,200               25,056
      NL Industries, Inc.                                                                   400                7,324
      NN, Inc.                                                                            1,400               16,030
      NS Group, Inc.*                                                                     1,700               31,450
      Octel Corporation                                                                   1,100               23,364
      Olin Corporation (delta)                                                          108,520            2,170,400
      OM Group, Inc.*                                                                    15,550              568,508
      Omnova Solutions, Inc.*                                                             2,000               12,060
      Oregon Steel Mills, Inc.*                                                           2,300               38,249
      Penn Engineering & Manufacturing Corporation                                          900               16,758
      Perini Corporation*                                                                   500                7,130
      PolyOne Corporation*                                                                7,800               58,656
      Pope & Talbot, Inc.                                                                 1,300               22,880
      Potlatch Corporation                                                                2,500              117,025
      Quaker Chemical Corporation                                                           500               12,075
      Quanex Corporation (delta)                                                         12,000              615,360
      Quanta Services, Inc.*(delta)                                                       3,000               18,150
      Reading International, Inc. Class A*(delta)                                         1,200                9,600
      Reliance Steel & Aluminum Co.                                                      29,400            1,167,180
      Rock-Tenn Co. Class A (delta)                                                      33,000              519,420
      RTI International Metals, Inc.*                                                     1,800               34,866
      Ryerson Tull, Inc.                                                                    900               15,453
      Schnitzer Steel Industries, Inc. Class A (delta)                                    1,550               50,143
      Schulman (A.), Inc.                                                                 2,700               59,508
      Shaw Group, Inc. (The)*(delta)                                                     26,700              320,400
      Silgan Holdings, Inc.                                                                 400               18,520
      Southern Peru Copper Corporation (delta)                                           23,200            1,198,512
      Spartech Corporation                                                               12,700              318,770
      St. Joe Co. (The) (delta)                                                          23,800            1,136,926
      Standard Register Co.                                                              29,500              309,750
      Steel Dynamics, Inc. (delta)                                                       37,500            1,448,250
      Steel Technologies, Inc.                                                              900               23,055
      Stepan Co.                                                                            500               11,895
      Stillwater Mining Co.*                                                              2,700               41,850
      Sunterra Corporation*(delta)                                                        1,700               16,201
      Superior Essex, Inc.*                                                              27,300              399,945
      Symyx Technologies*                                                                 2,450               57,698
      Tarragon Corporation REIT*(delta)                                                     525                6,830
      Terra Industries, Inc.*(delta)                                                      3,300               28,578

      Texas Industries, Inc.                                                             22,400            1,152,256
      Titanium Metals Corporation*                                                          500               11,730
      Trammell Crow Co.*                                                                 66,900            1,051,668
      Tredegar Corporation (delta)                                                      13,700              249,340
      U.S. Concrete, Inc.*                                                                1,800               11,124
      Universal Forest Products, Inc.                                                     1,300               44,460
      URS Corporation*                                                                    2,700               72,036
      USEC, Inc.                                                                          7,100               73,627
      USG Corporation*(delta)                                                             2,700               49,221
      Valence Technology, Inc.*(delta)                                                    3,000               10,320
      Valhi, Inc.                                                                           840               12,625
      Valmont Industries, Inc. (delta)                                                   22,800              475,836
      Washington Group International, Inc.*                                               2,100               72,702
      Watsco, Inc. (delta)                                                               23,100              693,693
      Wausau-Mosinee Paper Corporation                                                    3,700               61,605
      WCI Communities, Inc.*(delta)                                                       2,900               67,570
      WD-40 Co.                                                                             700               20,020
      Wellman, Inc. (delta)                                                               2,800               23,744
      Westlake Chemical Corporation*                                                        600               13,380
      Wheeling-Pittsburgh Corporation*(delta)                                               400               12,524
      Worthington Industries, Inc.                                                       36,800              785,680
      York International Corporation                                                     13,700              432,783
                                                                                                      --------------
                                                                                                          42,686,401
                                                                                                      --------------
OTHER - 0.5%
      Brunswick Corporation                                                              10,600              485,056
      Educate, Inc.*(delta)                                                              35,000              412,650
      GenCorp, Inc. (delta)                                                               3,400               46,070
      Kaman Corporation Class A (delta)                                                  17,000              202,980
      Lancaster Colony Corporation                                                        2,000               84,330
      Ritchie Bros. Auctioneers, Inc.                                                    17,200              527,180
      Sequa Corporation Class A*                                                            500               26,105
      Trinity Industries, Inc. (delta)                                                   16,200              504,954
      Walter Industries, Inc. (delta)                                                     2,000               32,040
                                                                                                      --------------
                                                                                                           2,321,365
                                                                                                      --------------
OTHER ENERGY - 4.8%
      Berry Petroleum Co. Class A                                                         1,100               40,403
      Cabot Oil & Gas Corporation                                                         1,800               80,820
      Callon Petroleum Co.* (delta)                                                         500                6,340
      Calpine Corporation*(delta)                                                        37,900              109,910
      Capstone Turbine Corporation*                                                       1,700                2,601
      Cimarex Energy Co.*                                                                20,300              709,282
      Clayton Williams Energy, Inc.*(delta)                                                 100                2,143
      Comstock Resources, Inc.*                                                             400                8,368
      Denbury Resources, Inc.*                                                           42,400            1,076,960
      Dril-Quip, Inc.*                                                                      500               11,150
      Edge Petroleum Corporation*                                                           300                4,791
      Encore Acquisition Co.*                                                             1,800               62,100
      Energy Partners, Ltd.*(delta)                                                       2,100               34,188
      Evergreen Resources, Inc.+*                                                        11,000              429,000
      Forest Oil Corporation*(delta)                                                      4,300              129,516
      Global Industries, Ltd.*                                                            7,200               44,496
      Global Power Equipment Group, Inc.*                                                 2,300               17,043
      Gulf Island Fabrication, Inc.                                                         100                2,230
      Hanover Compressor Co.*(delta)                                                      6,600               88,770
      Harvest Natural Resources, Inc.*                                                    3,100               51,460
      Helmerich & Payne, Inc. (delta)                                                    90,400            2,593,576
      Holly Corporation                                                                   1,700               43,350
      Hornbeck Offshore Services, Inc.*(delta)                                           49,500              816,750
      Houston Exploration Co.*                                                           29,400            1,744,890
      Hydril Co.*(delta)                                                                 10,400              446,680
      Key Energy Services, Inc.*                                                         11,100              122,655
      KFX, Inc.*(delta)                                                                  38,600              297,606
      Lufkin Industries, Inc.                                                               600               22,332
      Magnum Hunter Resources, Inc.*                                                      2,600               30,004
      Matrix Service Co.*(delta)                                                            900                4,608

      McMoRan Exploration Co.*(delta)                                                       500                6,515
      Meridian Resource Corporation*(delta)                                               5,100               45,033
      Newpark Resources, Inc.*                                                            2,900               17,400
      Oceaneering International, Inc.*                                                    2,100               77,364
      Oil States International, Inc.*                                                     1,700               31,790
      Parker Drilling Co.*                                                                7,900               28,993
      Patina Oil & Gas Corporation                                                       22,800              674,196
      Patterson-UTI Energy, Inc.                                                         34,800              663,636
      PetroKazakhstan, Inc.                                                              35,300            1,209,731
      Plains Exploration & Production Co.*                                                7,120              169,883
      Range Resources Corporation                                                         3,100               54,219
      Remington Oil & Gas Corporation*                                                      300                7,875
      Resource America, Inc. Class A                                                        800               18,872
      RPC, Inc. (delta)                                                                     700               12,516
      SEACOR Holdings, Inc.*(delta)                                                       1,600               74,800
      Spinnaker Exploration Co.*                                                          1,200               42,048
      St. Mary Land & Exploration Co. (delta)                                             2,400               95,544
      Stone Energy Corporation*                                                           1,500               65,640
      Sunoco, Inc. (delta)                                                               16,800            1,242,864
      Superior Energy Services, Inc.*                                                    19,600              253,232
      Swift Energy Co.*(delta)                                                            2,300               55,108
      Syntroleum Corporation*(delta)                                                      1,000                7,020
      Tesoro Petroleum Corporation*                                                      49,300            1,455,829
      Tetra Technologies, Inc.*                                                          14,650              454,883
      Texas Genco Holdings, Inc.                                                         14,800              690,420
      Todco Class A*                                                                     11,100              192,585
      Transmontaigne, Inc.*                                                               1,800               10,476
      Tsakos Energy Navigation, Ltd                                                      27,000              949,050
      Unit Corporation*                                                                   7,950              278,886
      Universal Compression Holdings, Inc.*                                              14,400              490,608
      Veritas DGC, Inc.*(delta)                                                          45,300            1,031,934
      Vintage Petroleum, Inc.                                                             4,300               86,301
      W-H Energy Services, Inc.*(delta)                                                  58,500            1,213,875
      Whiting Petroleum Corporation*(delta)                                                 800               24,320
                                                                                                      --------------
                                                                                                          20,767,468
                                                                                                      --------------
PRODUCER DURABLES - 6.3%
      Applied Films Corporation*(delta)                                                     700               12,607
      Applied Industrial Technologies, Inc.                                               1,500               53,610
      Arris Group, Inc.*                                                                  1,500                7,830
      Artesyn Technologies, Inc.*(delta)                                                  1,400               13,972
      Astec Industries, Inc.*                                                               900               17,208
      Audiovox Corporation Class A*                                                         700               11,788
      Axcelis Technologies, Inc.*(delta)                                                  1,700               14,076
      Baldor Electric Co.                                                                33,800              799,708
      Beazer Homes USA, Inc. (delta)                                                      1,200              128,268
      Belden CDT, Inc. (delta)                                                           12,800              279,040
      Blount International, Inc. Class A*(delta)                                         11,700              153,270
      Brooks Automation, Inc.*                                                           15,200              215,080
      Bucyrus International, Inc. Class A*                                               10,400              349,440
      C & D Technologies, Inc.                                                            2,200               41,844
      C-COR, Inc.*                                                                        1,400               11,830
      Cascade Corporation                                                                 6,900              191,544
      Cognex Corporation                                                                 13,300              348,460
      Cohu, Inc.                                                                         31,200              461,136
      Credence Systems Corporation*(delta)                                               29,500              212,400
      CTS Corporation (delta)                                                             1,700               21,420
      Curtiss-Wright Corporation                                                          1,300               74,399
      Cymer, Inc.*(delta)                                                                48,500            1,390,010
      DDi Corporation*(delta)                                                             1,100                5,577
      Dominion Homes, Inc.*                                                                 300                7,146
      Ducommun, Inc.*                                                                       600               13,410
      DuPont Photomasks, Inc.*(delta)                                                       600               10,224
      Electro Scientific Industries, Inc.*(delta)                                        31,400              544,790
      EnPro Industries, Inc.*                                                             1,800               43,452
      Entegris, Inc.*                                                                       400                3,336

      ESCO Technologies, Inc.*                                                              500               33,880
      Esterline Technologies Corporation*                                                10,400              318,136
      Faro Technologies, Inc.*(delta)                                                    21,100              429,174
      Federal Signal Corporation (delta)                                                  4,100               76,178
      FEI Co.*(delta)                                                                    14,500              286,520
      Flanders Corporation*(delta)                                                          300                2,577
      Flowserve Corporation*                                                              4,600              111,228
      FSI International, Inc.*                                                              200                  836
      Gardner Denver, Inc.*                                                              23,600              650,652
      General Cable Corporation*(delta)                                                   3,200               34,048
      Genlyte Group, Inc.*                                                                1,100               70,829
      Gorman-Rupp Co.                                                                       750               15,270
      Headwaters, Inc.*(delta)                                                           16,000              493,760
      Heico Corporation (delta)                                                           1,600               28,288
      HNI Corporation                                                                    19,400              767,852
      IDEX Corporation                                                                    2,050               69,618
      Ionics, Inc.*(delta)                                                                1,600               43,200
      Itron, Inc.*                                                                        3,500               61,075
      JLG Industries, Inc. (delta)                                                        2,500               42,000
      Joy Global, Inc. (delta)                                                           15,600              536,328
      Kadant, Inc.*                                                                         700               12,852
      KB HOME                                                                            13,600            1,149,064
      Kennametal, Inc.                                                                   13,000              586,950
      Kimball International, Inc. Class B (delta)                                        84,500            1,172,860
      Lindsay Manufacturing Co.                                                             100                2,683
      Littelfuse, Inc.*                                                                     200                6,906
      M/I Homes, Inc. (delta)                                                             1,000               42,440
      Magnetek, Inc.*(delta)                                                              2,000               14,940
      Mastec, Inc.*(delta)                                                                2,000               10,500
      MDC Holdings, Inc.                                                                 16,900            1,235,390
      Meritage Homes Corporation*(delta)                                                    100                7,860
      Mettler Toledo International, Inc.*                                                21,200            1,001,064
      Milacron, Inc.*                                                                     2,700                8,424
      MKS Instruments, Inc.*(delta)                                                         400                6,128
      Moog, Inc. Class A*                                                                 2,200               79,860
      MTC Technologies, Inc.*                                                            15,600              431,028
      MTS Systems Corporation                                                             1,700               36,125
      Mykrolis Corporation*                                                              15,700              158,099
      NACCO Industries, Inc. Class A (delta)                                              7,900              680,585
      NVR, Inc.*(delta)                                                                   2,000            1,102,000
      Orbital Sciences Corporation*(delta)                                               50,000              571,000
      Orleans Homebuilders, Inc.*(delta)                                                    100                2,252
      Palm Harbor Homes, Inc.*(delta)                                                    60,200            1,014,370
      Paxar Corporation*                                                                  2,400               54,432
      Photon Dynamics, Inc.*(delta)                                                      16,500              334,950
      Photronics, Inc.*(delta)                                                           42,900              712,998
      Plantronics, Inc.                                                                   4,200              181,608
      Polycom, Inc.*                                                                     25,400              503,428
      Powell Industries, Inc.*                                                              600               10,110
      Power-One, Inc.*                                                                   40,400              261,792
      Powerwave Technologies, Inc.*(delta)                                                4,700               28,952
      Rayovac Corporation*(delta)                                                           100                2,635
      Regal-Beloit Corporation (delta)                                                    1,800               43,542
      Robbins & Myers, Inc. (delta)                                                         900               19,800
      Rofin-Sinar Technologies, Inc.*                                                     1,300               38,194
      Roper Industries, Inc.                                                              8,100              465,426
      Rudolph Technologies, Inc.*                                                           100                1,674
      Ryland Group, Inc.                                                                 12,100            1,121,186
      Skyline Corporation                                                                   600               24,030
      Smith (A.O.) Corporation (delta)                                                    1,400               34,090
      Sonic Solutions*(delta)                                                            19,400              316,608
      Standard-Pacific Corporation                                                       13,900              783,543
      Standex International Corporation (delta)                                           1,000               24,500
      Stewart & Stevenson Services, Inc.                                                  2,400               42,408
      Symmetricom, Inc.*(delta)                                                             600                5,676
      Technical Olympic USA, Inc. (delta)                                                   700               19,768

      Technitrol, Inc.*                                                                  25,200              491,400
      Tecumseh Products Co. Class A                                                       1,400               58,618
      Teledyne Technologies, Inc.*                                                       34,400              861,376
      Tennant Co.                                                                        17,800              721,434
      Terex Corporation*                                                                 13,900              603,260
      Thomas & Betts Corporation                                                          5,000              134,100
      Thomas Industries, Inc.                                                             9,900              310,860
      TRC Cos., Inc.*                                                                       300                5,631
      Triumph Group, Inc.*                                                                1,400               47,362
      Ultratech, Inc.*(delta)                                                               200                3,134
      Veeco Instruments, Inc.*(delta)                                                       200                4,194
      Watts Water Technologies, Inc. Class A                                              2,100               56,385
      Woodhead Industries, Inc.                                                           1,000               13,800
      Woodward Governor Co.                                                                 800               53,992
      Zygo Corporation*                                                                     800                8,104
                                                                                                      --------------
                                                                                                          27,246,704
                                                                                                      --------------
TECHNOLOGY - 11.7%
      Actel Corporation*                                                                    300                4,560
      ActivCard Corporation*                                                              3,500               21,490
      Actuate Corporation*                                                               70,800              249,924
      Adaptec, Inc.*                                                                      9,300               70,680
      Advanced Digital Information Corporation*(delta)                                   54,400              473,280
      Advanced Fibre Communications, Inc.*                                               12,800              203,520
      Aeroflex, Inc.*                                                                    50,400              532,728
      Agile Software Corporation*(delta)                                                 56,700              449,631
      Agilysys, Inc. (delta)                                                              2,500               43,225
      Akamai Technologies, Inc.*(delta)                                                  25,600              359,680
      Alliance Semiconductor Corporation*                                                 1,700                5,882
      Altiris, Inc.*(delta)                                                               8,800              278,520
      AMIS Holdings, Inc.*                                                               13,700              185,224
      Anaren, Inc.*(delta)                                                                  700                9,422
      Anixter International, Inc.                                                        17,300              607,057
      Answerthink, Inc.*                                                                 74,900              400,715
      Ansys, Inc.*                                                                          200                9,946
      Anteon International Corporation*                                                  24,700              905,255
      Ariba, Inc.*(delta)                                                                 3,874               36,183
      Arrow Electronics, Inc.*                                                           45,100            1,018,358
      Ascential Software Corporation*                                                     3,700               49,839
      AsiaInfo Holdings, Inc.*                                                            2,000                9,760
      Aspen Technology, Inc.*(delta)                                                     71,400              499,086
      Avid Technology, Inc.*                                                              7,600              356,212
      Avnet, Inc.*                                                                       47,900              820,048
      Avocent Corporation*                                                               11,000              286,330
      Benchmark Electronics, Inc.*                                                        8,900              265,220
      BioVeris Corporation*                                                                 400                2,484
      Black Box Corporation (delta)                                                      17,400              642,930
      Blackboard, Inc.*                                                                     200                3,432
      Borland Software Corporation*                                                       3,900               32,565
      Brocade Communications Systems,  Inc.*                                             40,000              226,000
      CACI International, Inc. Class A*(delta)                                           11,000              580,580
      Captaris, Inc.*                                                                       900                3,834
      Catapult Communications Corporation*                                                  500                9,420
      Checkpoint Systems, Inc.*                                                           3,200               49,824
      Cherokee International Corporation*(delta)                                         20,250              169,898
      CIBER, Inc.*(delta)                                                                93,600              703,872
      Cogent, Inc.*(delta)                                                               10,200              185,844
      Cognizant Technology Solutions Corporation*                                        14,300              436,293
      Coherent, Inc.*                                                                     1,400               36,316
      CommScope, Inc.*(delta)                                                            34,400              743,040
      CompuCom Systems, Inc.*(delta)                                                      2,000                9,160
      Comtech Telecommunications*(delta)                                                    300                8,130
      Concord Communications, Inc.*(delta)                                               23,500              209,738
      Corvis Corporation*(delta)                                                         32,500               26,000
      Cree, Inc.*(delta)                                                                 19,400              592,282
      CSG Systems International, Inc.*(delta)                                             1,400               21,574

      Cubic Corporation (delta)                                                           1,300               29,770
      Cypress Semiconductor Corporation*(delta)                                         101,100              893,724
      Digi International, Inc.*                                                             400                4,572
      Digimarc Corporation*(delta)                                                          600                5,424
      Ditech Communications Corporation*                                                 38,700              866,493
      DRS Technologies, Inc.*                                                             1,741               65,183
      E.piphany, Inc.*                                                                    5,700               22,971
      Eagle Broadband, Inc.*                                                             17,300               12,456
      EDO Corporation (delta)                                                               300                8,325
      Electronics for Imaging, Inc.*                                                     16,000              259,840
      Embarcadero Technologies, Inc.*                                                    34,900              295,254
      EMS Technologies, Inc.*(delta)                                                        200                3,450
      Emulex Corporation*(delta)                                                         36,000              414,720
      Enterasys Networks, Inc.*                                                           7,600               12,160
      Epicor Software Corporation*                                                       51,700              621,951
      EPIQ Systems, Inc.*(delta)                                                          1,100               17,138
      Equinix, Inc.*                                                                     21,700              667,709
      ESS Technology, Inc.*(delta)                                                       13,900               95,215
      Exar Corporation*                                                                   2,400               33,984
      Extreme Networks, Inc.*                                                             2,400               10,680
      F5 Networks, Inc.*(delta)                                                          19,600              597,016
      Filenet Corporation*                                                               16,300              284,598
      Finisar Corporation*(delta)                                                         1,500                1,950
      FLIR Systems, Inc.*(delta)                                                         13,000              760,500
      FormFactor, Inc.*                                                                  22,600              437,762
      Foundry Networks, Inc.*                                                            65,300              619,697
      Gateway, Inc.*(delta)                                                              13,600               67,320
      Genesis Microchip, Inc.*                                                            1,300               17,550
      Herley Industries, Inc.*                                                              700               13,083
      Hutchinson Technology, Inc.*(delta)                                                 2,200               58,806
      iGate Corporation*(delta)                                                             400                1,472
      Imation Corporation                                                                 3,000              106,770
      iNet Technologies, Inc.*                                                              300                3,774
      InFocus Corporation*                                                               55,000              503,800
      Infonet Services Corporation Class B*                                             184,100              301,924
      Informatica Corporation*                                                          166,400              973,440
      Ingram Micro, Inc. Class A*                                                        56,600              911,260
      Integrated Circuit Systems, Inc.*                                                  46,200              993,300
      Integrated Device Technology, Inc.*                                                47,400              451,722
      Integrated Silicon Solutions, Inc.*                                                 2,500               18,175
      Intergraph Corporation*(delta)                                                        700               19,019
      Internet Capital Group, Inc.*(delta)                                                3,400               21,964
      Internet Security Systems, Inc.*(delta)                                             2,300               39,100
      Intervideo, Inc.*(delta)                                                              100                1,200
      Interwoven, Inc.*                                                                   3,550               25,702
      Iomega Corporation (delta)                                                          1,600                7,440
      IXYS Corporation*(delta)                                                              100                  718
      JDA Software Group, Inc.*(delta)                                                   56,700              613,494
      Keane, Inc.*                                                                       64,000              983,040
      Kemet Corporation*                                                                  7,400               59,866
      Keynote Systems, Inc.*                                                                600                8,496
      Komag, Inc.*(delta)                                                                 2,100               29,190
      Lattice Semiconductor Corporation*                                                  5,000               24,550
      Lawson Software, Inc.*(delta)                                                     156,100              874,160
      LeCroy Corporation*                                                                   700               11,697
      Macromedia, Inc.*                                                                 119,200            2,393,535
      Macrovision Corporation*                                                           33,000              794,640
      Mantech International Corporation Class A*(delta)                                     500                9,360
      Manugistics Group, Inc.*(delta)                                                     2,900                6,902
      Mapinfo Corporation*(delta)                                                         1,400               15,120
      McData Corporation Class A*                                                        10,000               50,300
      Mentor Graphics Corporation*(delta)                                                13,400              146,931
      Merix Corporation*(delta)                                                             900                9,324
      Methode Electronics, Inc. Class (delta)                                             3,000               38,370
      Microsemi Corporation*                                                             57,600              812,160
      Microtune, Inc.*                                                                      800                4,224

      Monolithic System Technology, Inc.*(delta)                                            300                1,302
      Motive, Inc.*                                                                      22,500              252,675
      MRO Software, Inc.*(delta)                                                         43,700              437,000
      MRV Communications, Inc.*(delta)                                                    8,100               20,250
      MSC.Software Corporation*(delta)                                                    1,400               11,256
      National Instruments Corporation (delta)                                            8,650              261,836
      NetIQ Corporation*(delta)                                                          34,500              369,150
      Netscout Systems, Inc.*(delta)                                                        300                1,599
      Network Equipment Technologies, Inc.*                                                 500                3,305
      Newport Corporation*                                                                1,900               21,793
      Novatel Wireless, Inc.*(delta)                                                     21,200              498,200
      O2Micro International, Ltd.*                                                       69,300              744,282
      Omnivision Technologies, Inc.*(delta)                                              30,000              424,500
      ON Semiconductor Corporation*(delta)                                              119,000              372,470
      Open Solutions, Inc.*                                                              15,700              392,029
      Open Text Corporation*(delta)                                                       9,800              169,148
      Oplink Communications, Inc.*                                                        4,000                7,160
      Optical Communication Products, Inc.*                                                 700                1,463
      OSI Systems, Inc.*(delta)                                                          30,500              491,050
      Overland Storage, Inc.*                                                               300                4,197
      palmOne, Inc.*(delta)                                                               3,575              108,823
      Parametric Technology Corporation*                                                105,800              558,624
      Park Electrochemical Corporation                                                   13,400              284,080
      PC-Tel, Inc.*(delta)                                                                  400                3,304
      PDF Solutions, Inc.*                                                               41,700              506,655
      PEC Solutions, Inc.*(delta)                                                           800                9,376
      Pegasystems, Inc.*(delta)                                                             100                  698
      Pericom Semiconductor Corporation*(delta)                                           9,900               95,634
      Perot Systems Corporation Class A*                                                  4,800               77,088
      Pinnacle Systems, Inc.*(delta)                                                      2,800               11,676
      Pixelworks, Inc.*(delta)                                                           71,500              715,715
      Planar Systems, Inc.*(delta)                                                       27,000              302,670
      Plexus Corporation*(delta)                                                         25,200              278,208
      ProcureNet, Inc.*                                                                   7,600                    0
      Progress Software Corporation*(delta)                                                 200                3,980
      Quantum Corporation*(delta)                                                         8,400               19,404
      Radisys Corporation*(delta)                                                           300                4,185
      Redback Networks, Inc.*(delta)                                                      2,788               14,553
      REMEC, Inc.*(delta)                                                                 2,300               10,833
      Safeguard Scientifics, Inc.*(delta)                                                 5,800               10,846
      SafeNet, Inc.*(delta)                                                              33,000              870,540
      Salesforce.com, Inc.*(delta)                                                       10,700              167,241
      SBS Technologies, Inc.*                                                               700                8,540
      ScanSoft, Inc.*(delta)                                                              1,500                6,120
      Semtech Corporation*                                                               65,500            1,255,635
      Serena Software, Inc.*(delta)                                                       7,400              123,802
      Silicon Graphics, Inc.*(delta)                                                     21,800               31,174
      Silicon Image, Inc.*(delta)                                                        20,000              252,800
      Silicon Storage Technology, Inc.*(delta)                                           39,300              250,341
      SimpleTech, Inc.*(delta)                                                              700                2,562
      Sirf Technology Holdings, Inc.*(delta)                                                200                2,846
      Skyworks Solutions, Inc.*(delta)                                                   64,200              609,900
      SonicWALL, Inc.*                                                                    2,200               14,872
      Spectrasite, Inc.*(delta)                                                          20,600              957,900
      SPSS, Inc.*(delta)                                                                    100                1,333
      SRA International, Inc. Class A*                                                   10,400              536,224
      SS&C Technologies, Inc.                                                            19,400              378,882
      Standard Microsystems Corporation*(delta)                                          24,000              420,240
      STATS ChipPAC, Ltd. ADR*(delta)                                                    41,645              249,037
      Stellent, Inc.*(delta)                                                                600                4,626
      Supertex, Inc.*                                                                    16,900              328,367
      SupportSoft, Inc.*                                                                 47,300              460,702
      Sybase, Inc.*                                                                      87,800            1,210,762
      Sycamore Networks, Inc.*(delta)                                                    15,000               56,700
      SYKES Enterprises, Inc.*                                                            1,300                5,967
      SYNNEX Corporation*                                                                   500                8,850

      Sypris Solutions, Inc.                                                                500                6,825
      Talx Corporation                                                                      900               20,781
      Tekelec*                                                                           34,100              568,788
      Terremark Worldwide, Inc.*                                                          6,100                3,904
      TIBCO Software, Inc.*                                                              61,800              525,918
      Tier Technologies, Inc.*(delta)                                                     1,400               13,510
      Trimble Navigation, Ltd.*                                                          22,700              717,320
      Triquint Semiconductor, Inc.*                                                       4,700               18,330
      TriZetto Group, Inc.*                                                                 300                1,749
      Ulticom, Inc.*(delta)                                                                 200                2,954
      UNOVA, Inc.*(delta)                                                                 3,800               53,390
      Verisity, Ltd.*                                                                    68,600              476,770
      Verity, Inc.*(delta)                                                                8,500              109,480
      Vignette Corporation*(delta)                                                       11,200               14,896
      Vishay Intertechnology, Inc.*                                                      35,600              459,240
      Volterra Semiconductor Corporation*                                                   100                1,243
      WatchGuard Technologies, Inc.*                                                      1,400                6,552
      webMethods, Inc.*(delta)                                                           69,000              367,080
      Zhone Technologies, Inc.*                                                           4,625               14,199
      Zoran Corporation*(delta)                                                          17,500              275,100
                                                                                                      --------------
                                                                                                          50,685,440
                                                                                                      --------------
UTILITIES - 4.3%
      AirGate PCS, Inc.*                                                                    700               13,720
      Alaska Communications Systems Group, Inc.*                                            800                4,480
      American States Water Co. (delta)                                                   1,300               32,370
      Aquila, Inc.*(delta)                                                               19,800               61,776
      Arch Wireless, Inc. Class A*                                                        1,500               43,095
      Atmos Energy Corporation (delta)                                                    5,300              133,507
      Avista Corporation (delta)                                                         35,200              637,120
      Black Hills Corporation                                                             2,700               75,006
      Boston Communications Group, Inc.*(delta)                                             700                6,139
      California Water Service Group (delta)                                              1,500               44,055
      Cascade Natural Gas Corporation (delta)                                             1,000               21,230
      Centennial Communications Corporation*                                              1,000                5,880
      Centerpoint Energy, Inc. (delta)                                                   46,800              484,848
      Central Vermont Public Service Corporation                                          1,000               20,110
      CH Energy Group, Inc. (delta)                                                       1,300               59,540
      Cincinnati Bell, Inc.*                                                             20,900               72,941
      Cleco Corporation                                                                   4,000               68,960
      CMS Energy Corporation*                                                            13,900              132,328
      Commonwealth Telephone Enterprises, Inc.*(delta)                                      900               39,195
      Connecticut Water Service, Inc. (delta)                                               700               18,508
      CT Communications, Inc.                                                             1,600               22,064
      D & E Communications, Inc. (delta)                                                  1,100               12,650
      Dobson Communications Corporation*(delta)                                           4,200                5,586
      Duquesne Light Holdings, Inc. (delta)                                               5,900              105,964
      El Paso Electric Co.*                                                               4,000               64,280
      Empire District Electric Co. (delta)                                                2,200               45,210
      Energen Corporation (delta)                                                        23,200            1,195,960
      Energy East Corporation                                                            24,800              624,464
      EnergySouth, Inc.                                                                     600               16,350
      General Communication, Inc. Class A*                                                3,800               34,390
      Golden Telecom, Inc. (delta)                                                          500               14,265
      Idacorp, Inc. (delta)                                                              27,900              810,774
      Intrado, Inc.*(delta)                                                              21,900              221,409
      ITC Deltacom, Inc.*(delta)                                                            500                2,205
      Jamdat Mobile, Inc.*                                                                  500               11,535
      Laclede Group, Inc. (delta)                                                         1,800               52,614
      LCC International, Inc.*                                                           89,200              283,656
      MDU Resources Group, Inc.                                                          21,100              555,563
      Mediacom Communications Corporation*(delta)                                         3,000               19,590
      MGE Energy, Inc.                                                                    1,500               47,730
      Middlesex Water Co.                                                                   733               13,135
      New Jersey Resources Corporation                                                    2,400               99,360
      Nicor, Inc. (delta)                                                                 3,700              135,790

      NII Holdings, Inc. Class B*(delta)                                                 40,450            1,666,944
      Northeast Utilities                                                                68,600            1,330,154
      Northwest Natural Gas Co.                                                           2,300               72,979
      NSTAR                                                                              11,400              559,740
      NUI Corporation (delta)                                                             1,300               17,342
      Otter Tail Corporation (delta)                                                      2,200               56,100
      Peoples Energy Corporation (delta)                                                  3,200              133,376
      Pepco Holdings, Inc.                                                               72,300            1,438,769
      Piedmont Natural Gas Co., Inc. (delta)                                              3,200              140,608
      PNM Resources, Inc. (delta)                                                        28,550              642,661
      Price Communications Corporation*                                                   3,390               51,698
      Primus Telecommunications Group, Inc.*                                              6,200                9,114
      PTEK Holdings, Inc.*                                                               53,000              454,210
      SCANA Corporation                                                                  30,500            1,138,870
      Shenandoah Telecommunications Co.                                                     500               12,805
      Sierra Pacific Resources*(delta)                                                   10,000               89,500
      SJW Corporation                                                                       600               19,812
      South Jersey Industries, Inc.                                                       1,200               57,300
      Southern Union Co.*(delta)                                                          5,560              113,985
      Southwest Gas Corporation                                                           2,900               69,455
      Southwest Water Co. (delta)                                                         1,366               16,734
      Southwestern Energy Co.*                                                            7,500              314,925
      SureWest Communications                                                               200                5,734
      Talk America Holdings, Inc.*(delta)                                                 2,400               12,552
      Telephone & Data Systems, Inc.                                                      5,300              446,101
      Time Warner Telecom, Inc. Class A*(delta)                                           4,200               20,160
      Triton PCS Holdings, Inc. Class A*                                                  3,200                8,192
      UGI Corporation                                                                    34,100            1,270,566
      UIL Holdings Corporation (delta)                                                    1,000               49,190
      Unisource Energy Corporation (delta)                                               25,200              613,620
      Western Wireless Corporation Class A*                                              23,600              606,756
      WGL Holdings, Inc. (delta)                                                          4,200              118,692
      Wisconsin Energy Corporation                                                       19,900              634,810
                                                                                                      --------------
                                                                                                          18,562,806
                                                                                                      --------------
TOTAL COMMON STOCK
   (Cost $357,536,368)                                                                                   406,531,590
                                                                                                      --------------
SHORT-TERM INVESTMENTS - 30.2%
      AB Funds Trust - Money Market Fund (Retirement Class)(infinity)                21,798,294           21,798,294
      Northern Institutional Liquid Assets Portfolio (section)                      109,072,970          109,072,970
                                                                                                      --------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $130,871,264)                                                                                   130,871,264
                                                                                                      --------------

                                                                                        PAR
                                                                                    -----------
U.S. TREASURY OBLIGATIONS - 0.5%
      U.S. Treasury Bill 1.57%, 12/23/04++++
   (Cost $1,982,797)                                                                $ 1,990,000            1,982,444
                                                                                                      --------------

                                                                                       SHARES
                                                                                    -----------
MUTUAL FUNDS - 0.4%
      Gladstone Capital Corporation (delta)                                                 700               15,897
      IShares Russell 2000 Value                                                            943              161,904
      IShares Russell 2000                                                               15,300            1,741,905
                                                                                                      --------------
TOTAL MUTUAL FUNDS
   (Cost $1,872,723)                                                                                       1,919,706
                                                                                                      --------------
RIGHTS - 0.0%

FINANCIAL SERVICES
      Leucadia National Corporation+*
   (Cost $0)                                                                                700                    0
                                                                                                      --------------
TOTAL INVESTMENTS -- 125.1%
   (Cost $492,263,152)                                                                                   541,305,004
LIABILITIES IN EXCESS OF OTHER ASSETS -- (25.1%)                                                        (108,576,120)
                                                                                                      --------------
NET ASSETS -- 100.0%                                                                                  $  432,728,884
                                                                                                      ==============

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2004                                                                      PAR                VALUE
------------------                                                                  -----------       --------------
FOREIGN CONVERTIBLE BONDS - 0.0%
SWITZERLAND
      Credit Suisse Group Finance, Ltd.
         6.00%, 12/23/05 (S)
   (Cost $170,227)                                                                      241,000       $      230,829
                                                                                                      --------------

                                                                                      SHARES
                                                                                    -----------
FOREIGN COMMON STOCK - 95.9%
AUSTRALIA - 4.2%
      Amcor, Ltd.(delta)                                                                855,614            4,449,899
      Australia and New Zealand Banking Group, Ltd.                                      47,363              652,526
      BHP Billiton, Ltd.(delta)                                                          45,656              474,898
      Brambles Industries, Ltd.(delta)                                                   45,100              231,290
      Coles Myer, Ltd.(delta)                                                           822,970            5,573,699
      Commonwealth Bank of Australia                                                     73,200            1,600,745
      Insurance Australia Group, Ltd.                                                   120,400              453,500
      James Hardie Industries NV(delta)                                                  70,900              295,813
      John Fairfax Holdings, Ltd.(delta)                                                495,000            1,330,231
      Lend Lease Corporation, Ltd.(delta)                                               474,509            3,925,170
      National Australia Bank, Ltd.(delta)                                              263,466            5,148,899
      Orica, Ltd.                                                                        16,172              202,655
      Promina Group, Ltd.                                                                78,500              257,582
      QBE Insurance Group, Ltd.(delta)                                                   76,263              723,657
      Quantas Airways, Ltd.                                                             656,700            1,641,096
      Rinker Group, Ltd.(delta)                                                          71,238              445,318
      Telstra Corporation, Ltd.                                                       1,415,414            4,767,430
      Wesfarmers, Ltd.(delta)                                                            28,455              659,563
      WMC Resources, Ltd.                                                               678,500            2,634,283
      Woodside Petroleum, Ltd.                                                          574,000            8,107,639
      Woolworths, Ltd.(delta)                                                            50,500              498,214
                                                                                                      --------------
                                                                                                          44,074,107
                                                                                                      --------------
AUSTRIA - 0.1%
      Bank Austria Creditanstalt AG(delta)                                                3,096              219,564
      Erste Bank Der Oesterreichischen Sparkassen AG                                     11,600              482,643
                                                                                                      --------------
                                                                                                             702,207
                                                                                                      --------------
BELGIUM - 1.9%
      Colruyt SA(delta)                                                                  40,100            5,627,895
      Electrabel SA(delta)                                                                6,959            2,500,452
      Fortis(delta)                                                                     228,201            5,426,334
      UCB SA                                                                            119,700            6,373,396
                                                                                                      --------------
                                                                                                          19,928,077
                                                                                                      --------------
BRAZIL - 0.8%
      All America Latina Logistica SA GDR 144A*(delta)                                    2,000               81,847
      Aracruz Celulose SA ADR(delta)                                                     10,300              341,136
      Brasil Telecom Participacoes SA ADR(delta)                                         18,000              583,200
      Braskem SA ADR*(delta)                                                              3,500              115,780
      Companhia Energetica de Minas Gerais                                            3,000,000               64,008
      Companhia Energetica de Minas Gerais ADR(delta)                                     7,000              148,750
      Companhia Siderurgica Belgo Mineira                                               100,000               46,345
      Companhia Siderurgica de Tubarao                                                1,000,000               42,532
      Companhia Siderurgica Nacional SA ADR(delta)                                       16,000              248,480
      Companhia Vale do Rio Doce ADR                                                    143,200            2,756,600
      Gerdau SA ADR(delta)                                                               14,000              228,900
      Natura Cosmeticos SA                                                                4,200               84,911
      Petroleo Brasileiro SA (Preference Shares) ADR                                     40,000            1,276,800

      Petroleo Brasileiro SA ADR                                                         61,688            2,174,502
      Sadia SA                                                                           20,000               37,356
      Tele Celular Sul Participacoes SA ADR                                               5,000               71,350
      Tele Norte Leste Participacoes SA ADR                                               5,000               66,150
      Telesp Celular Participacoes SA ADR*(delta)                                        26,000              160,680
                                                                                                      --------------
                                                                                                           8,529,327
                                                                                                      --------------
CANADA - 1.7%
      Alcan, Inc.                                                                        29,400            1,405,476
      Bombardier, Inc. Class B(delta)                                                    50,900              117,039
      Cameco Corporation                                                                  1,300              103,082
      First Quantum Minerals, Ltd.*                                                      94,300            1,244,368
      Great-West Lifeco, Inc.                                                             9,300              373,675
      Inco, Ltd.*(delta)                                                                 28,100            1,097,305
      InterOil Corporation CDI*                                                          90,000              205,353
      InterOil Corporation NPV*                                                           1,600               35,273
      Manulife Financial Corporation                                                    128,200            5,612,010
      National Bank of Canada(delta)                                                     12,300              426,377
      Suncor Energy, Inc.                                                                92,400            2,949,674
      Talisman Energy, Inc.                                                              61,400            1,555,438
      TELUS Corporation(delta)                                                           24,100              466,556
      Thomson Corporation (The)                                                          66,200            2,295,920
                                                                                                      --------------
                                                                                                          17,887,546
                                                                                                      --------------
CHILE - 0.2%
      AFP Provida SA ADR                                                                 22,900              609,598
      Banco Santander Chile SA ADR(delta)                                                10,000              279,400
      Distribucion y Servicio SA ADR(delta)                                               5,559               88,494
      Embotelladora Andina SA ADR Class A(delta)                                         30,100              379,260
      Embotelladora Andina SA ADR Class B(delta)                                         40,000              480,000
      Empresas CMPC SA                                                                    3,000               62,382
      Enersis SA ADR                                                                     30,000              217,200
                                                                                                      --------------
                                                                                                           2,116,334
                                                                                                      --------------
CHINA - 0.4%
      Aluminum Corporation of China, Ltd.(delta)                                        276,000              178,737
      Byd Co., Ltd. Series H                                                            109,000              331,275
      China Petroleum & Chemical Corporation Class H(delta)                           1,520,000              618,873
      China Telecom Corporation, Ltd. Class H                                         2,394,000              775,175
      Datang International Power Generation Co., Ltd. Class
      H(delta)                                                                          318,000              258,949
      Jiangsu Expressway Co., Ltd. Class H(delta)                                     1,342,600              581,078
      Ping An Insurance Group Co. of China, Ltd. Class H*(delta)                        386,000              566,770
      Sinotrans, Ltd. Class H(delta)                                                  2,062,600              714,155
      Travelsky Technology, Ltd. Class H(delta)                                         224,800              184,497
      Yanzhou Coal Mining Co., Ltd.(delta)                                               90,000              116,568
                                                                                                      --------------
                                                                                                           4,326,077
                                                                                                      --------------
CROATIA - 0.1%
      Pliva DD GDR(delta)                                                                61,400              921,000
                                                                                                      --------------
CZECH REPUBLIC - 0.0%
      Cesky Telecom  AS  GDR                                                             17,200              228,106
      Komercni Banka AS                                                                   2,107              234,529
                                                                                                      --------------
                                                                                                             462,635
                                                                                                      --------------
DENMARK - 0.7%
      Novo-Nordisk AS Class B(delta)                                                    127,100            6,957,874
      TDC AS(delta)                                                                      10,700              378,597
                                                                                                      --------------
                                                                                                           7,336,471
                                                                                                      --------------
ECUADOR - 0.1%
      La Cemento Nacional GDR                                                            26,250              853,125
                                                                                                      --------------
EGYPT - 0.3%
      MobiNil - Egyptian Mobile Services                                                 71,395            1,281,446
      Orascom Construction Industries                                                    75,287            1,635,183
      Orascom Telecom Holding*                                                            1,800               55,022
                                                                                                      --------------
                                                                                                           2,971,651
                                                                                                      --------------
ESTONIA - 0.2%
      Hansabank, Ltd.                                                                   208,000            1,847,109
                                                                                                      --------------
FINLAND - 0.5%

      Nokia OYJ                                                                         224,600            3,090,813
      UPM-Kymmene OYJ(delta)                                                            124,300            2,366,663
                                                                                                      --------------
                                                                                                           5,457,476
                                                                                                      --------------
FRANCE - 8.4%
      Accor SA                                                                           20,000              779,482
      Air Liquide SA(delta)                                                              10,023            1,572,260
      Assurances Generales de France                                                     27,100            1,698,062
      BNP Paribas SA                                                                     58,600            3,784,636
      Bouygues SA(delta)                                                                 73,300            2,749,376
      Carrefour SA                                                                      114,396            5,380,583
      Compagnie de Saint-Gobain                                                         119,234            6,120,526
      Compagnie Generale des Etablissements Michelin
      Class B                                                                             8,500              431,994
      Dassault Systemes SA                                                                7,700              359,776
      Essilor International SA Compagnie Generale
      D'Optique                                                                           6,400              411,352
      France Telecom SA                                                                 311,046            7,749,590
      Groupe Danone                                                                      16,000            1,257,902
      L'Oreal SA                                                                         59,100            3,871,980
      Lafarge SA                                                                         41,219            3,606,631
      Lagardere SC(delta)                                                                39,618            2,457,335
      Pinault-Printemps-Redoute SA(delta)                                                34,998            3,214,435
      Renault SA                                                                         13,200            1,079,575
      Sanofi-Aventis(delta)                                                             126,018            9,140,473
      Schneider Electric SA                                                              15,900            1,027,877
      Societe BIC SA                                                                     14,600              672,744
      Societe Generale Class A                                                           64,749            5,729,822
      Societe Television Francaise 1(delta)                                             123,000            3,489,188
      Thomson SA(delta)                                                                  45,970              962,621
      Total SA                                                                           78,181           15,924,591
      Veolia Environnement(delta)                                                        55,839            1,606,893
      Vivendi Universal SA*                                                              97,287            2,492,741
                                                                                                      --------------
                                                                                                          87,572,445
                                                                                                      --------------
GERMANY - 3.7%
      Adidas-Salomon AG                                                                  16,165            2,255,651
      Allianz AG(delta)                                                                  11,500            1,158,213
      BASF AG                                                                            29,393            1,732,221
      Bayer AG                                                                          134,271            3,672,170
      Bayerische Hypo-und Vereinsbank AG                                                217,678            4,179,720
      Bayerische Motoren Werke AG                                                        55,400            2,277,514
      Continental AG(delta)                                                              38,300            2,082,085
      DaimlerChrysler AG                                                                 47,200            1,946,271
      Deutsche Bank AG                                                                    9,100              654,061
      Deutsche Boerse AG                                                                 15,591              788,506
      E.ON AG                                                                            45,900            3,386,276
      Infineon Technologies AG(delta)                                                    50,400              514,548
      Metro AG                                                                           27,700            1,236,119
      Muenchener Rueckversicherungs AG(delta)                                             9,900              953,666
      RWE AG                                                                            129,160            6,172,857
      SAP AG(delta)                                                                       5,300              823,486
      Schering AG(delta)                                                                 50,180            3,169,165
      Siemens AG(delta)                                                                  23,150            1,702,430
                                                                                                      --------------
                                                                                                          38,704,959
                                                                                                      --------------
GREECE - 0.1%
      Piraeus Bank SA                                                                    75,000              870,024
                                                                                                      --------------
HONG KONG - 4.7%
      China Mengniu Dairy Co., Ltd.*                                                    192,000              148,960
      China Mobile (Hong Kong), Ltd.                                                    963,500            2,928,290
      China Resources Power Holdings Co.(delta)                                       1,488,900              854,422
      CLP Holdings, Ltd.                                                              1,150,000            6,577,285
      CNOOC, Ltd.                                                                    10,053,500            5,253,623
      Denway Motors, Ltd.(delta)                                                      2,030,000              676,836
      Esprit Holdings, Ltd.(delta)                                                       83,700              425,045
      Hang Lung Properties, Ltd.                                                      1,293,000            1,906,823

      Hang Seng Bank, Ltd.(delta)                                                        29,700              396,099
      Hong Kong & China Gas Co., Ltd.(delta)                                          4,290,000            8,004,502
      Hongkong Electric Holdings, Ltd.                                                  552,500            2,451,446
      Hutchison Whampoa, Ltd.(delta)                                                    556,000            4,349,292
      Jardine Matheson Holdings, Ltd.                                                   177,200            2,498,520
      Johnson Electric Holdings, Ltd.                                                   446,500              438,023
      Li & Fung, Ltd.                                                                   516,000              741,108
      Sun Hung Kai Properties, Ltd.(delta)                                              428,000            4,034,085
      Swire Pacific, Ltd. Class A(delta)                                                426,500            2,967,104
      Wharf Holdings, Ltd.(delta)                                                     1,308,000            4,403,024
                                                                                                      --------------
                                                                                                          49,054,487
                                                                                                      --------------
HUNGRY - 0.3%
      Matav Rt.*                                                                         86,740              361,117
      Matav Rt. ADR                                                                      34,200              699,048
      Mol Magyar Olaj-es Gazipari Rt.                                                     8,664              423,213
      Mol Magyar Olaj-es Gazipari Rt. GDR                                                24,681            1,209,370
      OTP Bank Rt.                                                                       17,735              396,816
                                                                                                      --------------
                                                                                                           3,089,564
                                                                                                      --------------
INDIA - 0.9%
      Andhra Bank, Ltd.                                                                 906,684              978,627
      Asian Paints (India) Ltd.                                                         100,000              704,239
      Bharat Heavy Electricals, Ltd.                                                     18,196              227,035
      Bharti Televentures. Ltd.*                                                        225,314              715,617
      GAIL India, Ltd. GDR(delta)                                                        81,500            2,017,940
      Grasim Industries, Ltd.                                                             6,190              154,447
      Hero Honda Motors, Ltd.                                                            70,000              681,587
      Infosys Technologies, Ltd.                                                         11,238              414,145
      Larsen & Toubro, Ltd.                                                               9,755              181,220
      Oil & Natural Gas Corporation, Ltd.                                                21,772              354,292
      Ranbaxy Laboratories, Ltd.                                                          7,004              166,063
      Ranbaxy Laboratories, Ltd. GDR(delta)                                              83,500            2,004,000
      Sun Pharmaceuticals Industries, Ltd.*                                              56,000              519,826
      Tata Motors, Ltd.                                                                  24,686              216,459
                                                                                                      --------------
                                                                                                           9,335,497
                                                                                                      --------------
INDONESIA - 0.8%
      Bank Rakyat Indonesia*                                                          4,013,000              898,106
      PT Bank Mandiri Persero TBK                                                     7,640,723            1,209,503
      PT Ramayana Lestari Sentosa TBK                                                 1,604,700              744,539
      PT Telekomunikasi Indonesia TBK                                                 9,000,200            4,077,601
      PT Unilever Indonesia TBK                                                       2,652,000              940,939
                                                                                                      --------------
                                                                                                           7,870,688
                                                                                                      --------------
IRELAND - 0.6%
      Allied Irish Banks PLC                                                            120,500            2,006,961
      CRH PLC                                                                           128,462            3,055,033
      Elan Corporation PLC ADR*                                                          12,400              290,160
      Irish Life & Permanent PLC                                                         59,300              957,461
                                                                                                      --------------
                                                                                                           6,309,615
                                                                                                      --------------
ISRAEL - 0.2%
      Bank Hapoalim, Ltd.                                                               131,400              363,403
      Check Point Software Technologies, Ltd.*(delta)                                    53,500              907,895
      Lipman Electronic Engineering, Ltd.(delta)                                         10,800              253,908
      Orbotech, Ltd.*(delta)                                                              8,320              145,517
      Teva Pharmaceutical Industries, Ltd. ADR                                           33,000              856,350
                                                                                                      --------------
                                                                                                           2,527,073
                                                                                                      --------------
ITALY - 2.8%
      Banca Intesa SpA                                                                2,500,544            9,503,402
      Ente Nazionale Idrocarburi SpA                                                    408,513            9,153,045
      Mediaset SpA                                                                      444,723            5,048,461
      Telecom Italia Mobile SpA                                                         307,800            1,659,134
      Telecom Italia SpA                                                              1,409,325            3,229,466
      UniCredito Italiano SpA                                                           157,600              794,704
                                                                                                      --------------
                                                                                                          29,388,212
                                                                                                      --------------
JAPAN - 20.7%
      Advantest Corporation                                                              46,800            2,781,291
      Aeon Co., Ltd.(delta)                                                              53,200              856,297

      Aeon Co., Ltd. (When Issued)*(delta)                                               53,200              847,609
      Aiful Corporation                                                                   4,605              451,663
      Bank of Fukuoka, Ltd. (The)(delta)                                                370,000            1,765,821
      Bridgestone Corporation                                                           152,000            2,820,306
      Canon, Inc.                                                                       274,700           12,910,637
      Dai Nippon Printing Co., Ltd.                                                      28,000              374,468
      Daito Trust Construction Co., Ltd.                                                  1,300               52,606
      Daiwa House Industry Co., Ltd.                                                    195,000            1,905,503
      Denso Corporation                                                                 325,500            7,693,395
      East Japan Railway Co.                                                                 90              465,454
      Eisai Co., Ltd.(delta)                                                            211,800            5,765,095
      Electric Power Development Co.+                                                     4,700              115,139
      FamilyMart Co., Ltd.                                                               37,000              992,016
      Fanuc, Ltd.(delta)                                                                 88,500            4,657,261
      Fuji Photo Film Co., Ltd.                                                         146,000            4,795,355
      Fujisawa Pharmaceutical Co., Ltd.                                                 170,000            3,832,963
      Furukawa Electric Co., Ltd.(delta)                                                103,000              403,720
      Hirose Electric Co., Ltd.                                                          41,000            3,738,602
      Hitachi, Ltd.(delta)                                                              506,000            3,057,624
      Honda Motor Co., Ltd.                                                             106,700            5,169,696
      Hoya Corporation                                                                    6,600              691,648
      Ito-Yokado Co., Ltd.                                                               85,000            2,915,211
      Japan Airlines Corporation                                                        102,000              279,490
      Kansai Electric Power Co., Inc. (The)                                              49,000              863,830
      Kao Corporation                                                                   263,000            5,810,507
      KDDI Corporation                                                                      276            1,339,745
      Keyence Corporation                                                                22,800            4,795,209
      Konica Corporation                                                                 69,000              943,456
      Kyocera Corporation                                                                23,400            1,645,420
      Matsushita Electric Industrial Co., Ltd.                                          395,686            5,281,079
      Millea Holdings, Inc.                                                                 690            8,889,897
      Misawa Homes Holdings, Inc.*(delta)                                                45,000              133,512
      Mitsubishi Corporation(delta)                                                      74,000              799,655
      Mitsubishi Estate Co., Ltd.(delta)                                                852,100            8,890,940
      Mitsubishi Heavy Industries, Ltd.                                                 142,000              400,690
      Mitsubishi Motors Corporation*(delta)                                             180,000              187,815
      Mitsubishi Tokyo Financial Group, Inc.                                                893            7,446,055
      Mitsui Fudosan Co., Ltd.                                                           55,000              571,882
      Mitsui Sumitomo Insurance Co., Ltd.                                               186,000            1,534,038
      Mizuho Financial Group, Inc.(delta)                                                    87              326,798
      Murata Manufacturing Co., Ltd.                                                     76,700            3,688,336
      NEC Corporation                                                                   317,000            1,895,414
      NEC Electronics Corporation(delta)                                                  7,300              372,898
      Nidec Corporation                                                                   4,400              444,731
      Nikko Cordial Corporation                                                         570,000            2,311,754
      Nikon Corporation(delta)                                                           44,000              414,390
      Nintendo Co., Ltd.(delta)                                                           8,200            1,002,912
      Nippon Express Co., Ltd.                                                          376,000            1,821,748
      Nippon Telegraph & Telephone Corporation                                              620            2,469,537
      Nippon Yusen Kabushiki Kaisha                                                     277,000            1,432,564
      Nissan Motor Co., Ltd.                                                            363,400            3,956,630
      Nitto Denko Corporation(delta)                                                     12,600              579,613
      Nomura Holdings, Inc.                                                             208,000            2,670,417
      NTT DoCoMo, Inc.                                                                    1,600            2,714,694
      Omron Corporation                                                                  20,000              441,864
      ORIX Corporation(delta)                                                            37,500            3,844,758
      Ricoh Co., Ltd.                                                                    83,000            1,562,628
      Rohm Co., Ltd.                                                                     37,400            3,759,851
      Sankyo Co. Ltd.                                                                    62,800            1,327,623
      Secom Co., Ltd.                                                                   105,000            3,648,777
      Sekisui House, Ltd.                                                               113,000            1,078,583
      Sharp Corporation(delta)                                                          144,000            1,980,710
      Shimamura Co., Ltd.(delta)                                                          5,500              366,284
      Shin-Etsu Chemical Co., Ltd.                                                      120,000            4,311,573
      Shionogi & Co., Ltd.(delta)                                                        87,000            1,246,409
      SMC Corporation                                                                     8,400              804,065

      Softbank Corporation(delta)                                                         4,300              199,365
      Sompo Japan Insurance, Inc.(delta)                                                 54,900              465,242
      Sony Corporation(delta)                                                           119,100            4,063,113
      Sumitomo Chemical Co., Ltd.                                                       455,000            2,154,970
      Sumitomo Mitsui Financial Group, Inc.(delta)                                          228            1,303,271
      Suzuki Motor Corporation                                                          105,000            1,717,688
      T&D Holdings, Inc.                                                                 50,800            2,221,621
      Takeda Pharmaceutical Co., Ltd.                                                   298,200           13,528,103
      TDK Corporation                                                                    11,100              739,228
      Tokyo Electron, Ltd.(delta)                                                        61,300            2,986,717
      Tokyo Gas Co., Ltd.(delta)                                                        154,000              546,332
      Tostem Inax Holding Corporation                                                    22,000              402,214
      Toyota Motor Corporation                                                          200,200            7,665,418
      UFJ Holdings, Inc.(delta)                                                             370            1,621,467
      Uni-Charm Corporation(delta)                                                        8,800              435,948
      West Japan Railway Co.                                                                483            1,884,408
      Yahama Corporation                                                                109,000            1,658,513
      Yamada Denki Co., Ltd.                                                              1,400               48,269
      Yamato Transport Co., Ltd.                                                         56,000              770,784
                                                                                                      --------------
                                                                                                         213,760,832
LUXEMBOURG - 0.0%
      SES Global                                                                         48,900              476,762
                                                                                                      --------------
MALAYSIA - 0.5%
      Commerce Asset Holdings BHD                                                       347,900              411,987
      IOI Corporation BHD                                                                79,700              196,104
      Malayan Banking BHD                                                               229,800              665,211
      Maxis Communications BHD                                                          238,500              533,487
      MK Land Holdings BHD                                                              841,300              440,576
      OYL Industries BHD                                                                109,000            1,054,144
      Public Bank BHD                                                                   488,050              874,931
      Telekom Malaysia BHD                                                               41,300              121,726
      Transmile Group BHD                                                               420,000              801,315
                                                                                                      --------------
                                                                                                           5,099,481
                                                                                                      --------------
MEXICO - 1.1%
      America Movil SA de CV ADR Series L                                                67,700            2,642,331
      Cemex SA de CV                                                                    200,666            1,127,003
      Cemex SA de CV ADR                                                                 89,545            2,519,796
      Coca-Cola Femsa SA de CV ADR(delta)                                                 7,000              136,360
      Grupo Mexico SA de CV Series B                                                     12,000               48,400
      Grupo Televisa SA ADR(delta)                                                       28,642            1,510,293
      Kimberly-Clark de Mexico SA de CV Class A                                          60,000              175,751
      Telefonos de Mexico SA de CV ADR Class L                                           48,900            1,578,003
      Urbi Desarrollos Urbanos SA*                                                       56,000              204,797
      Wal-Mart de Mexico SA de CV Series V                                              383,698            1,302,268
                                                                                                      --------------
                                                                                                          11,245,002
                                                                                                      --------------
NETHERLANDS - 4.6%
      ABN AMRO Holding NV                                                               220,426            5,007,255
      Aegon NV(delta)                                                                   212,367            2,289,444
      Akzo Nobel NV                                                                      41,000            1,447,718
      ING Groep NV                                                                      331,779            8,373,281
      Koninklijke Numico NV(delta)                                                       13,600              433,092
      Koninklijke Philips Electronics NV                                                 18,500              423,697
      Reed Elsevier NV(delta)                                                           388,074            4,998,233
      Royal Dutch Petroleum Co.                                                         258,388           13,308,515
      Royal Dutch Petroleum Co. (New York Shares)                                        12,100              624,360
      Royal KPN NV(delta)                                                               374,400            2,803,989
      TPG NV(delta)                                                                     104,600            2,555,402
      Unilever NV(delta)                                                                 28,000            1,610,830
      VNU NV                                                                            130,974            3,367,275
                                                                                                      --------------
                                                                                                          47,243,091
                                                                                                      --------------
NEW ZEALAND - 0.5%
      Telecom Corporation of New Zealand, Ltd.                                        1,323,332            5,267,855
                                                                                                      --------------
NORWAY - 0.5%
      DNB NOR ASA                                                                        66,000              522,098
      Norsk Hydro ASA                                                                    38,300            2,787,936

      Norske Skogindustrier ASA                                                          19,100              342,617
      Statoil ASA(delta)                                                                 76,800            1,100,973
      Yara International ASA*                                                            28,000              297,408
                                                                                                      --------------
                                                                                                           5,051,032
                                                                                                      --------------
PERU - 0.0%
      Compania de Minas Buenaventura SA ADR                                              14,100              334,875
                                                                                                      --------------
PHILIPPINES - 0.1%
      Bank of the Philippine Islands                                                    188,760              152,591
      Globe Telecom, Inc.                                                                 9,900              191,721
      SM Prime Holdings, Inc.                                                         7,843,000              877,869
                                                                                                      --------------
                                                                                                           1,222,181
                                                                                                      --------------
PORTUGAL - 0.6%
      Banco Comercial Portugues SA Series R                                             512,672            1,114,297
      Electricidade de Portugal SA                                                      441,404            1,288,331
      Portugal Telecom SGPS SA(delta)                                                   307,779            3,390,672
                                                                                                      --------------
                                                                                                           5,793,300
                                                                                                      --------------
RUSSIA - 0.6%
      LUKOIL ADR(delta)                                                                  18,889            2,342,236
      Mining and Metallurgical Co. Norilsk Nickel ADR(delta)                             14,529              928,403
      Mobile Telesystems ADR(delta)                                                      11,100            1,609,389
      Vimpel-Communications ADR*(delta)                                                   3,200              348,160
      Wimm-Bill-Dann Foods OJSC ADR*(delta)                                              55,400              844,850
      YUKOS ADR(delta)                                                                    7,057              113,194
                                                                                                      --------------
                                                                                                           6,186,232
                                                                                                      --------------
SINGAPORE - 0.9%
      DBS Group Holdings, Ltd.                                                          185,000            1,758,137
      Oversea-Chinese Banking Corporation, Ltd.                                         346,000            2,877,168
      Singapore Telecommunications, Ltd.                                              2,569,357            3,571,096
      United Overseas Bank, Ltd.                                                         47,000              382,454
      Venture Corporation, Ltd.                                                          42,000              411,618
                                                                                                      --------------
                                                                                                           9,000,473
                                                                                                      --------------
SOUTH AFRICA - 1.8%
      ABSA Group, Ltd.(delta)                                                            69,581              699,571
      Alexander Forbes, Ltd.                                                            400,000              704,247
      Anglo American PLC                                                                204,968            4,874,916
      AngloGold Ashanti, Ltd. ADR(delta)                                                 53,389            2,076,832
      Gold Fields, Ltd.(delta)                                                           21,010              283,919
      Impala Platinum Holdings, Ltd.                                                      4,584              367,428
      Ispat Iscor, Ltd.                                                                  55,929              401,566
      Liberty Life Association of Africa(delta)                                          31,516              282,305
      Massmart Holdings, Ltd.                                                            66,250              401,081
      MTN Group, Ltd.(delta)                                                            530,546            2,525,317
      Naspers, Ltd.                                                                      26,100              206,422
      Nedcor, Ltd.(delta)                                                                25,976              238,698
      Sanlam, Ltd.                                                                      347,518              588,231
      Sasol, Ltd.                                                                       140,827            2,620,796
      Standard Bank Group, Ltd.                                                         204,960            1,611,508
      Telkom SA, Ltd.                                                                    16,400              186,415
      VenFin, Ltd.                                                                      199,900              666,848
                                                                                                      --------------
                                                                                                          18,736,100
                                                                                                      --------------
SOUTH KOREA - 2.9%
      Daelim Industrial Co., Ltd.                                                         4,100              176,248
      GS Holdings Corporation*                                                           12,240              262,020
      Hankook Tire Co., Ltd.                                                             95,195              855,639
      Hyundai Department Store Co., Ltd.                                                  4,220              119,106
      Hyundai Mobis                                                                      20,570            1,036,092
      Hyundai Motor Co., Ltd.                                                            29,570            1,363,584
      Kookmin Bank                                                                       81,511            2,580,179
      Kookmin Bank ADR(delta)                                                            41,379            1,317,507
      Korea Electric Power Corporation                                                   52,300              987,864
      Korea Electric Power Corporation ADR(delta)                                       153,000            1,614,150
      KT Corporation                                                                     27,670              895,100
      KT Corporation ADR                                                                 18,650              337,006
      KT Freetel                                                                         24,000              388,710
      POSCO                                                                               8,240            1,227,234

      POSCO ADR                                                                           9,300              352,005
      S-Oil Corporation                                                                  14,830              736,670
      S1 Corporation                                                                     39,280            1,187,099
      Samsung Electronics Co., Ltd.                                                      10,240            4,072,878
      Samsung Electronics Co., Ltd. GDR 144A(delta)                                      15,059            2,993,753
      Samsung Electronics Co., Ltd. (Non-Voting Shares)
      GDR 144A                                                                           10,109            1,323,432
      Samsung Fire & Marine Insurance Co., Ltd.                                          23,340            1,343,849
      Samsung SDI Co., Ltd.                                                               3,330              328,228
      Shinhan Financial Group Co., Ltd.                                                  36,730              634,761
      Shinsegae Co., Ltd.                                                                 4,780            1,272,314
      SK Telecom Co., Ltd.                                                                9,420            1,435,701
      SK Telecom Co., Ltd. ADR(delta)                                                    44,355              862,705
      Tae Young Corporation                                                              10,000              346,505
                                                                                                      --------------
                                                                                                          30,050,339
                                                                                                      --------------
SPAIN - 3.6%
      Acerinox SA(delta)                                                                 61,756              852,918
      Actividades de Construccion y Servicios SA                                         98,289            1,790,846
      Banco Bilbao Vizcaya Argentaria SA(delta)                                         209,700            2,885,768
      Banco Santander Central Hispano SA(delta)                                         367,608            3,588,647
      Endesa SA(delta)                                                                  131,800            2,509,463
      Iberdrola SA                                                                      346,180            7,180,284
      Inditex SA(delta)                                                                 232,900            5,756,331
      Repsol YPF SA(delta)                                                              116,337            2,554,602
      Telefonica SA(delta)                                                              719,240           10,764,258
                                                                                                      --------------
                                                                                                          37,883,117
                                                                                                      --------------
SWEDEN - 1.5%
      Assa Abloy AB Class B                                                              34,674              434,604
      Autoliv, Inc. AB(delta)                                                            24,291              970,946
      ForeningsSparbanken AB                                                             48,600            1,011,360
      Hennes & Mauritz AB Class B                                                       144,200            3,971,333
      Nordea Bank AB                                                                    400,000            3,264,570
      Sandvik AB                                                                         50,900            1,758,379
      Scania AB Class B                                                                  14,300              484,183
      Skandia Forsakrings AB                                                            430,630            1,703,544
      Telefonaktiebolaget LM Ericsson ADR*(delta)                                         4,900              153,076
      Telefonaktiebolaget LM Ericsson Class B                                           105,000              325,953
      Volvo AB Class B                                                                   52,224            1,843,571
                                                                                                      --------------
                                                                                                          15,921,519
                                                                                                      --------------
SWITZERLAND - 4.1%
      Adecco SA(delta)                                                                    8,276              410,917
      Ciba Specialty Chemicals, Inc.                                                     16,700            1,039,153
      Compagnie Financiere Richemont AG Class A                                         102,849            2,845,706
      Credit Suisse Group(delta)                                                         97,138            3,099,983
      Holcim, Ltd.                                                                       45,217            2,384,511
      Nestle SA                                                                          51,565           11,810,356
      Novartis AG                                                                       138,567            6,458,396
      Roche Holding AG                                                                   37,121            3,834,875
      Serono SA Class B(delta)                                                              794              490,249
      STMicroelectronics NV(delta)                                                       38,500              665,280
      Swiss Reinsurance                                                                  41,584            2,392,737
      Swisscom AG(delta)                                                                  7,070            2,451,598
      Syngenta AG                                                                         6,913              658,803
      Synthes, Inc.                                                                       5,420              590,310
      UBS AG(delta)                                                                      18,004            1,267,359
      Zurich Financial Services AG                                                       11,900            1,696,324
                                                                                                      --------------
                                                                                                          42,096,557
                                                                                                      --------------
TAIWAN - 1.2%
      Cathay Financial Holding Co., Ltd.                                                384,000              723,462
      Cathay Financial Holding Co., Ltd. GDR(delta)                                      11,009              210,272
      China Steel Corporation                                                           246,385              250,229
      China Steel Corporation GDR                                                         1,035               20,959
      China Steel Corporation GDR 144A(delta)                                            40,744              827,592
      Chinatrust Financial Holding Co., Ltd.                                            632,137              681,078
      Chunghwa Telecom Co., Ltd.                                                        180,000              299,382

      Compal Electronics, Inc.                                                        1,591,336            1,578,688
      Far EasTone Telecommunications Co., Ltd.                                          333,600              315,236
      Faraday Technology Corporation                                                    268,747              395,565
      Formosa Plastics Corporation                                                       74,200              115,767
      HON HAI Precision Industry Co., Ltd.                                              241,649              832,291
      MediaTek, Inc.                                                                     35,429              237,793
      Nan Ya Plastics Corporation                                                       145,500              212,018
      Novatek Microelectronics Corporation, Ltd.                                         47,880              126,853
      Phoenixtec Power Co., Ltd.                                                        481,605              460,764
      Quanta Computer, Inc.                                                             191,348              329,522
      Taiwan Semiconductor Manufacturing Co., Ltd.                                      183,678            1,311,464
      Taiwan Semiconductor Manufacturing Co., Ltd. ADR(delta)                         2,514,564            3,205,198
                                                                                                      --------------
                                                                                                          12,134,133
                                                                                                      --------------
THAILAND - 0.5%
      Advanced Info Service Public Co., Ltd.                                            475,200            1,147,133
      Airports of Thailand PCL*(delta)                                                  714,500              858,090
      Kiatnakin Finance Public Co., Ltd.                                                397,600              275,944
      PTT Exploration and Production Public Co., Ltd.                                   197,900            1,423,639
      PTT Public Co., Ltd.                                                              294,500            1,222,788
      Siam Cement Public Co., Ltd.                                                       65,200              418,665
      Siam Commercial Bank Public Co., Ltd.                                             214,210              228,818
                                                                                                      --------------
                                                                                                           5,575,077
                                                                                                      --------------
TURKEY - 0.2%
      Akbank TAS                                                                     67,176,856              303,423
      Hurriyet Gazetecilik Ve Matbaacilik AS                                        100,892,548              182,619
      Migros Turk TAS                                                               120,225,000              666,807
      Turkiye Garanti Bankasi AS*                                                    98,891,475              331,717
      Turkiye IS Bankasi Class C                                                     70,958,742              259,232
                                                                                                      --------------
                                                                                                           1,743,798
                                                                                                      --------------
UNITED KINGDOM - 16.3%
      Antofagasta PLC                                                                    71,200            1,457,189
      ARM Holdings PLC(delta)                                                           110,000              166,208
      AstraZeneca PLC(delta)                                                            239,712            9,879,850
      Aviva PLC                                                                         189,663            1,879,057
      BAE Systems PLC                                                                   131,121              533,268
      Barclays PLC                                                                       46,200              443,089
      BG Group PLC                                                                    2,325,318           15,610,955
      BHP Billiton PLC(delta)                                                           146,723            1,543,168
      BOC Group PLC(delta)                                                              283,984            4,542,756
      Boots Group PLC                                                                   582,534            6,767,520
      BP PLC                                                                          1,171,021           11,177,903
      Brambles Industries PLC                                                           638,524            2,966,613
      British Sky Broadcasting PLC                                                      132,505            1,149,126
      Capita Group PLC                                                                  116,167              691,595
      Centrica PLC                                                                      636,500            2,890,982
      Compass Group PLC                                                                 413,885            1,651,435
      GKN PLC                                                                           566,471            2,201,325
      GlaxoSmithKline PLC                                                               422,548            9,106,700
      GUS PLC                                                                           118,798            1,934,750
      HBOS PLC                                                                          639,042            8,626,636
      HSBC Holdings PLC                                                                 135,200            2,145,604
      Intercontinental Hotels Group PLC                                                 309,459            3,519,505
      Johnson Matthey PLC                                                               125,000            2,160,163
      Johnston Press PLC                                                                 42,300              425,970
      Kingfisher PLC                                                                    743,000            4,144,433
      Lloyds TSB Group PLC                                                            1,006,544            7,859,353
      Misys PLC                                                                         564,300            2,001,425
      National Grid Transco PLC                                                         144,600            1,220,002
      Next PLC                                                                          134,503            3,974,581
      Pearson PLC                                                                       381,415            4,079,045
      Prudential PLC                                                                     49,800              405,973
      Reckitt Benckiser PLC                                                             198,120            4,854,228
      Reed Elsevier PLC                                                                 134,200            1,177,789
      Rio Tinto PLC(delta)                                                              173,177            4,656,743
      Rolls-Royce Group PLC                                                             553,958            2,538,631

      Royal Bank of Scotland Group PLC                                                  273,856            7,909,124
      Scottish Power PLC                                                                145,700            1,113,934
      Shell Transport & Trading Co. PLC                                                 683,300            5,013,898
      Smith & Nephew PLC                                                                319,360            2,935,739
      Smiths Group PLC(delta)                                                           127,700            1,714,621
      Standard Chartered PLC                                                             77,100            1,323,320
      Tesco PLC(delta)                                                                  409,200            2,112,197
      Unilever PLC                                                                      295,500            2,404,927
      Vodafone Group PLC                                                              4,408,550           10,550,297
      Wolseley PLC*                                                                      30,000              512,196
      Xstrata PLC                                                                       110,000            1,808,385
                                                                                                      --------------
                                                                                                         167,782,208
                                                                                                      --------------
VENEZUELA - 0.0%
      Compania Anonima Nacional Telefonos de Venezuela ADR                                6,001              135,203
                                                                                                      --------------
TOTAL FOREIGN COMMON STOCK
   (Cost $846,218,571)                                                                                   994,874,873
                                                                                                      --------------
FOREIGN PREFERRED STOCK - 0.3%
BRAZIL - 0.1%
      Caemi Mineracao e Metalurgica SA                                                  175,000              110,178
      Companhia de Tecidos do Norte de Minas - Coteminas                              4,986,860              477,929
      Investimentos Itau SA                                                             354,244              474,556
                                                                                                      --------------
                                                                                                           1,062,663
                                                                                                      --------------
JAPAN - 0.1%
      SMFG Finance, Ltd.                                                             18,000,000              318,877
      SMFG Finance, Ltd. 144A                                                        78,000,000            1,381,799
                                                                                                      --------------
                                                                                                           1,700,676
                                                                                                      --------------
SOUTH KOREA - 0.1%
      Samsung Electronics Co., Ltd.                                                       2,280              596,978
                                                                                                      --------------
TOTAL FOREIGN PREFERRED STOCK
   (Cost $2,193,014)                                                                                       3,360,317
                                                                                                      --------------

RIGHTS/WARRANTS - 0.0%
BELGIUM - 0.0%
      Colruyt SA, Rts. Expires 03/31/05*                                                 40,100                    0
                                                                                                      --------------
FRANCE - 0.0%
      Thomson SA Wts.*+                                                                  45,970                    0
                                                                                                      --------------
HONG KONG - 0.0%
      Hutchison Whampoa, Ltd., Rts. Expires 10/29/04*(delta)                              7,413                    0
                                                                                                      --------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                                       0
                                                                                                      --------------

SHORT-TERM INVESTMENTS - 20.0%
      AB Funds Trust - Money Market Fund (Retirement Class) (infinity)               37,932,017           37,932,017
      Northern Institutional Liquid Assets Portfolio (section)                      169,251,824          169,251,824
                                                                                                      --------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $207,183,841)                                                                                   207,183,841
                                                                                                      --------------
TOTAL INVESTMENTS -- 116.2%
   (Cost $1,055,765,653)                                                                               1,205,649,860
LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.2%)                                                        (167,682,541)
                                                                                                      --------------
NET ASSETS -- 100.0%                                                                                  $1,037,967,319
                                                                                                      ==============

SCHEDULE OF INVESTMENTS ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:
ADR        -  American Depository Receipt
CONV       -  Convertible
GDR        -  Global Depository Receipt
IO         -  Interest Only (Principal amount shown is notional)
PO         -  Principal Only
REIT       -  Real Estate Investment Trust
STEP       -  Stepped Coupon Bonds (1)
STRIP      -  Stripped Security
TBA        -  To be announced.
144A       -  Security was purchased pursuant to Rule 144A under the
              Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

INVESTMENT FOOTNOTES:
++++       -  All or a portion of the security was held as collateral for open futures, options and/or swap contracts.
@          -  Illiquid.
*          -  Non-income producing security.
#          -  Security in default.
+          -  Security is valued at fair value.
section    -  Security purchased with the cash proceeds from securities loaned.
++         -  Variable rate security (1).
(omega)    -  Interest rates shown reflect the effective yields as of June 30,
              2004.
(infinity) -  Affiliated fund.
(delta)    -  Security either partially or fully on loan.

FOREIGN BOND FOOTNOTES:
(B)       -  Par is denominated in Brazilian Reals.
(C)       -  Par is denominated in Canadian Dollars.
(E)       -  Par is denominated in European Euros.
(G)       -  Par is denominated in Singapore Dollars.
(J)       -  Par is denominated in Japanese Yen.
(K)       -  Par is denominated in Norwegian Krone.
(M)       -  Par is denominated in Mexican Pesos.
(N)       -  Par is denominated in New Zealand Dollars.
(S)       -  Par is denominated in Swiss Francs.
(U)       -  Par is denominated in British Pounds.

SWAP AGREEMENT FOOTNOTES:
(a)       -  Counterparty to contract is Goldman Sachs Capital Markets, LP.
(b)       -  Counterparty to contract is UBS AG.
(c)       -  Counterparty to contract is Morgan Stanley Capital Services.
(d)       -  Counterparty to contract is Barclays Capital.
(e)       -  Counterparty to contract is Lehman Brothers Special Financing, Inc.
(f)       -  Counterparty to contract is Citibank NA London.
(g)       -  Counterparty to contract is JPMorgan Chase Bank.
(h)       -  Counterparty to contract is Merrill Lynch Capital Services, Inc.
(i)       -  Counterparty to contract is Wachovia Securities.


(1) Interest rates shown reflect the rates currently in effect.

NOTE 1: VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale, or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees.

Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities, which approximates market value.

The Blended Funds and Institutional Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

NOTE 2: FUTURES CONTRACTS

Investments in securities as of September 30, 2004 included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                                  MARKET VALUE OF      OPEN PURCHASE      NOTIONAL MARKET        NET UNREALIZED GAIN
                                                    COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES        (LOSS) ON FUTURES
                                                    ----------       ----------------    ----------------        -----------------
FLEXIBLE INCOME FUND
    December 2004 S&P 500                             $89,658              2                    $557,450              ($5,837)
                                                                                                                     ========
GROWTH & INCOME FUND
    December 2004 S&P 500                            $757,114             39                  10,870,275             ($79,497)
                                                                                                                     ========
CAPITAL OPPORTUNITIES FUND
    December 2004 S&P 500                            $851,754             45                  12,542,625             ($87,020)
                                                                                                                     ========
GLOBAL EQUITY FUND
    December 2004 S&P 500                          $1,290,083             41                  11,427,725             ($97,159)
                                                                                                                     ========
FLEXIBLE INCOME FUND I
    December 2004 S&P 500 E-Mini                      $19,924              1                      55,745                ($120)
                                                                                                                     ========
GROWTH & INCOME FUND I
    December 2004 S&P 500 E-Mini                     $104,601             17                     947,665              ($3,123)
                                                                                                                     ========
CAPITAL OPPORTUNITIES FUND I
    December 2004 S&P 500 E-Mini                      $79,696             13                     724,685              ($6,707)
                                                                                                                     ========
GLOBAL EQUITY FUND I
    December 2004 S&P 500 E-Mini                      $74,715              7                     390,215              ($3,801)
                                                                                                                     ========
LOW-DURATION BOND FUND
    December 2004 2-Year U.S. Treasury Note        $1,529,003            735                 155,257,266              $38,403
    December 2004 5-Year U.S. Treasury Note        $1,181,680           (250)                 27,687,500              (76,409)
    December 2004 10-Year U.S. Treasury Note          $66,857            (53)                  5,969,125              (15,009)
    December 2004 Euro-Bobl                          $175,621             33                   4,569,546               15,763
    June 2005 90-Day Euro                            $691,841            105                  25,520,250              167,532
    September 2005 90-Day Euro                       $821,353            223                  54,071,925               (7,050)
    December 2005 90-Day Euro                        $208,819             32                   7,740,000               (1,075)
                                                                                                                     --------
                                                                                                                     $122,155
                                                                                                                     ========
MEDIUM-DURATION BOND FUND
    December 2004 5-Year U.S. Treasury Note          $722,522           (215)                 23,811,250             $121,056
    December 2004 10-Year U.S. Treasury Note         $748,962            263                  29,620,375              674,417
    December 2004 20-Year U.S. Treasury Bond         $506,699           (161)                 18,067,219             (405,011)
    December 2004 90-Day Euro                         $24,317            100                  24,423,750                    0
    December 2004 90-Day LIBOR                        $95,384             28                   6,018,690              (27,824)
    December 2004 Euro-Bobl                          $146,038             96                  13,293,225               23,855
    December 2004 Euro-Bund                          $260,432            151                  21,689,313              158,374
    December 2004 Long Gilt                          $234,669             76                  14,807,493              113,385
    March 2005 90-Day Euro                           $193,028             50                  12,180,000              (20,000)
    March 2005 90-Day LIBOR                           $47,672             14                   3,008,078               17,224
    June 2005 90-Day Euro                            $290,697             78                  18,957,900                  650
    December 2005 90-Day Euro                          $3,833              1                     241,875                  (50)
    December 2005 90-Day LIBOR                        $30,633              9                   1,932,951                3,640
                                                                                                                     --------
                                                                                                                     $659,716
                                                                                                                     ========

EQUITY INDEX FUND
    December 2004 S&P 500                          $1,070,918             31                   8,718,449             ($77,974)
                                                                                                                     ========
VALUE EQUITY FUND
    December 2004 Russell 1000                       $263,994             10                   3,007,560             ($28,560)
    December 2004 S&P 500                          $3,795,533            113                  31,754,741             (258,816)
                                                                                                                     --------
                                                                                                                    ($287,376)
                                                                                                                     ========
GROWTH EQUITY FUND
    December 2004 S&P 500                          $4,796,717            203                  56,927,556            ($346,381)
                                                                                                                     ========
SMALL CAP EQUITY FUND
    December 2004 Russell 1000                       $999,694             39                  11,145,040              $47,960
    December 2004 S&P 500                            $982,750             39                  10,956,147              (85,872)
                                                                                                                     --------
                                                                                                                     ($37,912)
                                                                                                                     ========

NOTE 3: FORWARD FOREIGN CURRENCY CONTRACTS

As of September 30, 2004, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The terms of the open contracts are as follows:

                                                 AMOUNT OF                         AMOUNT OF      NET UNREALIZED
                             CURRENCY TO BE   CURRENCY TO BE  CURRENCY TO BE    CURRENCY TO BE    APPRECIATION/
                                DELIVERED        DELIVERED       RECEIVED          RECEIVED       (DEPRECIATION)
                             --------------   --------------  --------------    --------------    --------------
LOW-DURATION BOND FUND
Expiration Date
             10/25/04        European Euro        16,487,963  US Dollars            30,274,161    ($     121,427)
             10/25/04        European Euro           148,000  US Dollars               178,627            (5,347)
             10/27/04        Japanese Yen         78,843,000  US Dollars               714,270            (4,275)
             10/28/04        US Dollars            1,059,675  British Pounds           597,000            18,977
                                                                                                  --------------
                                                                                                  ($     112,072)
                                                                                                  ==============
MEDIUM-DURATION BOND FUND
             10/25/04        European Euro         3,067,000  US Dollars             3,723,338    ($      89,138)
             10/27/04        US Dollars            1,998,782  Japanese Yen         220,631,000            11,964
             10/28/04        British Pounds          137,000  US Dollars               242,074            (5,456)
             11/10/04        European Euro        13,424,287  US Dollars            16,270,594          (415,455)
             11/18/04        Mexican Peso         27,626,942  US Dollars             2,381,017           (26,147)
                                                                                                  --------------
                                                                                                  ($     524,232)
                                                                                                  ==============
INTERNATIONAL EQUITY
             10/14/04        Japanese Yen        146,304,955  US Dollars             1,357,000    $       24,523
             10/29/04        British Pounds       11,590,000  US Dollars            20,974,771            35,782
             11/17/04        Swiss Francs            627,001  US Dollars               497,936            (6,531)
             12/01/04        Swiss Francs          2,101,203  US Dollars             1,669,423           (22,083)
             12/07/04        Japanese Yen         82,271,840  US Dollars               745,000            (6,591)
             12/07/04        Swiss Francs          1,152,279  US Dollars               915,640           (12,177)
                                                                                                  --------------
                                                                                                  $       12,923
                                                                                                  ==============

NOTE 4: FEDERAL INCOME TAX INFORMATION

At September 30, 2004, the aggregate cost for federal income tax purposes (excluding foreign currency and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                         NET UNREALIZED
                            FEDERAL       APPRECIATION/    APPRECIATED    DEPRECIATED
      FUND                  TAX COST     (DEPRECIATION)    SECURITIES     SECURITIES
----------------------   -------------   --------------   ------------   ------------
Flexible Income            236,418,092   $   46,087,938   $ 46,087,954   ($        16)
Growth & Income          1,024,276,031      183,520,771    186,745,941   ($ 3,225,170)
Capital Opportunities      827,040,711      133,359,254    136,275,653     (2,916,399)
Global Equity              736,470,663      120,660,071    125,063,403     (4,403,332)
Flexible Income I           29,695,788          443,362      1,159,884       (716,522)
Growth & Income I          108,475,123        4,598,018      6,250,219     (1,652,201)
Capital Opportunities I     56,551,832        6,669,290      7,300,047       (630,757)
Global Equity I             25,273,021        4,138,840      4,138,853           ($13)
Low-Duration Bond        1,041,241,837       (1,601,996)     2,979,697     (4,581,693)
Medium-Duration Bond     1,087,302,650       17,721,438     22,765,704     (5,044,266)
Extended-Duration Bond     473,410,077       24,804,773     26,480,582     (1,675,809)
Equity Index               426,543,819       34,970,187     99,914,077    (64,943,890)
Value Equity             1,272,561,672      153,455,573    208,612,155    (55,156,582)
Growth Equity            1,307,915,293      162,473,707    214,452,275    (51,978,568)
Small Cap Equity           492,853,753       48,451,251     65,895,719    (17,444,468)
International Equity     1,065,091,377      140,558,483    198,531,549    (57,973,066)

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
                  15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AB Funds Trust
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ John R. Jones
                         -------------------------------------------------------
                          John R. Jones, President
                          (principal executive officer)

Date    November 4, 2004
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John R. Jones
                         -------------------------------------------------------
                           John R. Jones, President
                           (principal executive officer)

Date     November 4, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jeffrey P. Billinger
                         -------------------------------------------------------
                          Jeffrey P. Billinger, Vice President and Treasurer (principal financial officer)

Date     October 7, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.